As filed with the Securities and Exchange Commission on November 28, 2014

Securities Act Registration No. 33-41692

Investment Company Act Registration No. 811-06351

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39	☒

(Check appropriate box or boxes)

GREEN CENTURY FUNDS

(Exact Name of Registrant as Specified in Charter)

114 State Street, Suite 200

Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 617-482-0800

Kristina A. Curtis, Green Century Capital Management, Inc.

114 State Street, Suite 200, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Copy to:

Constance Dye Shannon, UMB Fund Services, Inc.

235 West Galena Street, Milwaukee, Wisconsin 53212

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on (date) pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post- Effective Amendment.

Prospectus

November 28, 2014

Balanced Fund

GCBLX

Equity Fund

GCEQX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

GREEN CENTURY BALANCED FUND SUMMARY SECTION

Investment Objective

The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds which meet Green Century’s standards for corporate environmental responsibility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	2.00%
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	$10/$15
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses:
Administrative Fees	0.83%
Other Fees	None
Total Annual Fund Operating Expenses	1.48%

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$151	$468	$808	$1768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher

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taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the stocks and bonds of environmentally responsible and sustainable U.S. companies, many of which also make positive environmental contributions. There is no predetermined percentage of assets allocated to either stocks or bonds, although the Fund will generally invest at least 25% of its net assets in bonds and may not invest more than 75% of its net assets in stocks.

The Fund seeks to promote environmentally responsible corporate behavior, a cleaner environment and a sustainable economy by investing its assets in companies that the Fund’s Adviser, Green Century Capital Management, believes are environmentally responsible and sustainable. Green Century applies rigorous selection criteria to identify such companies, which may include, but are not limited to, those that:

•	Demonstrate a commitment to preserving and enhancing the environment as evidenced by the products they make and the services they provide
•	Strive to achieve clean environmental records and openly disclose their policies and performance on critical environmental criteria
•

Make positive contributions toward actively promoting a healthier environmental future, including companies that produce renewable energy products and those that offer effective remedies for existing environmental problems

•	Respond positively to shareholder advocacy on environmental issues

Green Century believes that well-managed environmentally responsible companies minimize their environmental risks, allowing them to enjoy competitive advantages from cost reductions, quality improvements, profitability enhancements and access to expanding and new growth markets. Further, Green Century believes that companies that are responsible towards the environment are more likely to act ethically and maintain the trust of their shareholders.

Green Century believes that certain industries impose onerous costs on society and the planet; thus at various times the Fund may not be invested in any companies in industries Green Century believes threaten a sustainable global environment. The Balanced Fund does not intend to invest in companies engaged in the extraction, exploration, production, manufacturing or refining of fossil fuels; the Fund may invest in companies that use fossil fuel-based energy to power their operations or for other purposes. The Fund does not intend to invest in a company primarily engaged in the production of nuclear energy or the manufacture of nuclear equipment to produce nuclear energy or nuclear weapons, in the belief that these products are unacceptably threatening to a sustainable global environment. The Fund does not intend to invest in a company primarily engaged in the manufacture of tobacco products, a major contributor to indoor air pollution and environmental health problems.

The Fund may invest in growth and value stocks of any market capitalization. The Fund may be more heavily weighted in growth stocks. The Fund’s Subadviser uses quantitative measurements in combination

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with in-house and third-party research to analyze the stocks of companies identified using Green Century’s environmental criteria, and includes in the Fund’s portfolio those companies that appear to possess superior earnings growth prospects and whose stock prices, in the Subadviser’s opinion, do not accurately reflect the companies’ value. The Subadviser may sell a stock in the Fund’s portfolio, if, among other reasons, the company no longer meets the Fund’s environmental standards or the stock no longer meets the Fund’s investment criteria or becomes overvalued relative to the long-term expectation for its stock price.

The bonds the Fund invests in may be of any maturity. While the Fund’s fixed income investments will be primarily invested in investment grade bonds, the Fund may invest up to 35% of its net assets in high yield, below investment grade bonds, commonly known as “junk bonds.” While the Fund’s fixed income investments consist primarily of corporate bonds, the Fund may also invest in government agency and mortgage-related securities.

In general, fixed income securities are included in the Fund’s portfolio to balance or offset risks associated with the Fund’s investment in stocks. Fixed income investments are evaluated using the Fund’s environmental criteria. Issuer-specific financial evaluation of fixed income investments focuses on an issuer’s cash flow, interest rate coverage, and other measures of its ability to meet its future income and principal repayment commitments. In addition, each fixed income investment is evaluated with respect to its credit quality and its overall exposure to interest rate risk.

The Fund may invest up to 25% of its assets in equity and debt securities of non-U.S. issuers.

Principal Risks

You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The values of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. Past global financial crises have caused significant declines in the value and liquidity of many securities, including some of the securities held by the Fund, of issuers worldwide, and unprecendented volatility in the markets. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments, the Federal Reserve and certain foreign central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or

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withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and other countries are affecting many aspects of financial regulation. The impact on the markets and the practical implications for market participants may not be fully known for some time. The Fund may experience a substantial or complete loss on any individual security. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Portfolio Selection Risk.    The Subadviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund’s share price will fluctuate daily depending on the performance of the companies that comprise the Fund’s investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.

Interest Rate Risk.    Interest rates may go up, causing the value of the Fund’s investments to decline. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates in the U.S. recently have been historically low and are expected to rise. During periods of rising interest rates, the average life of certain types of fixed income securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (a measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates) and reduce the value of the security. During periods of declining interest rates, the issuer of a fixed income security (or borrowers in a pool of loans) may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. The Fund also may lose any premium it paid on the security.

Credit Risk.    If an issuer or guarantor of a fixed income security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, or the credit quality or value of any underlying assets declines, the value of your investment will decline.

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High Yield or “Junk” Bond Risk.    Debt securities that are below investment grade, “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

U.S. Government Agency Obligations Risk.    Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

Mortgage-Related Securities Risk.    The value of mortgage-related securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Risks of Non-U.S. Investments.    Investing in non-U.S. issuers or in securities of U.S. issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, natural disasters, and investment and repatriation restrictions.

Liquidity Risk.    Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities or when dealer market-making capacity is otherwise reduced, and this is more likely to occur as a result of the reduction of market support activity by the Federal Reserve. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Environmentally Responsible Investing Risk.    The Fund’s environmental criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.

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These and other risks are discussed in more detail in “Additional Information About the Funds’ Investment Objectives, Strategies and Risks” in this Prospectus and in the Statement of Additional Information.

Performance

The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 year periods compare with those of broad measures of market performance, including the S&P 500 Index and the Custom Balanced Index (the Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year U.S. Corporate & Government Index). The table also compares the Fund’s performance to the Lipper Balanced Fund Index, a universe of mutual funds with investment objectives similar to that of the Fund. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website, www.greencentury.com/funds/performance, or by calling 1-800-93-GREEN.

Annual Total Returns for Years Ended December 31

During the period shown, the Fund’s best quarterly performance was 12.63%, for the quarter ended 6/30/09. The Fund’s worst quarterly performance was -15.10%, for the quarter ended 12/31/08.

As of September 30, 2014, the year-to-date return for the Fund was 11.99%.

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Average Annual Total Returns For the Periods Ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception (March 18, 1992)
Green Century Balanced Fund
Return before taxes	23.67%	13.26%	4.78%	7.13%

Return after taxes on distributions	23.58%	13.12%	4.62%	6.26%

Return after taxes on distributions and sale of Fund shares	13.46%	10.67%	3.81%	5.66%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%	9.34%

Custom Balanced Index (reflects no deduction for fees, expenses or taxes)	18.24%	12.82%	6.57%	N/A

Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)	16.39%	12.62%	6.19%	7.56%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser:    Green Century Capital Management, Inc.

Investment Subadviser:    Trillium Asset Management LLC

Portfolio Managers:    Cheryl Smith, CFA, Ph.D and Managing Partner of Trillium (portfolio manager since 2005), Stephanie Leighton, CFA (portfolio manager since 2009), and Matthew Patsky, CFA and Chief Executive Officer of Trillium (portfolio manager since 2009) are jointly responsible for the day-to-day portfolio management of the Fund.

For important information on how to buy and sell shares in the Fund, taxes and financial intermediary compensation, please turn to “Green Century Funds Summary Section” on page 14 of this Prospectus.

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GREEN CENTURY EQUITY FUND SUMMARY SECTION

Investment Objective

The Green Century Equity Fund seeks to achieve long-term total return which matches the performance of an index comprised of the stocks of companies selected based on environmental, social and governance criteria.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	2.00%
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	$10/$15
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses:
Administrative Fees	1.00%
Other Fees	None
Total Annual Fund Operating Expenses	1.25%

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher

8

taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests substantially all of its assets in the common stocks which make up the MSCI KLD 400 Social ex Fossil Fuels Index (the KLD400 ex Fossil Fuels Index or the Index), a custom index calculated by MSCI, Inc. The KLD400 ex Fossil Fuels Index is comprised of the common stocks of the approximately 400 companies in the MSCI KLD 400 Social Index (the KLD400 Index), minus the stocks of the companies that explore for, extract, process or refine coal, oil or gas included in the KLD400 Index. Companies for the KLD400 Index are identified based on a review of environmental, social and governance (ESG) ratings; the KLD400 Index is composed of companies with high ESG ratings. In constructing the KLD400 Index, MSCI ESG Research analyzes a company’s commitment to sustainability across five key categories: environment; community and society; employees and supply chain; customers; and governance and ethics. This strategy directs concerned investors’ dollars away from companies that flout basic standards for environmental and social responsibility and towards companies that demonstrate a commitment to meeting the social and environmental needs of the present without compromising the quality of life of future generations. Green Century believes this creates an incentive for companies to become better corporate citizens.

Green Century also believes that those companies which pursue the least environmentally sound practices are at the greatest long term risk of negative economic consequences, while those which strive to be more environmentally responsible may benefit financially as a result.

Companies involved in industries that may impose substantial risks and/or costs on society are evaluated based on their level of involvement as well as their social and environmental impact. The Equity Fund does not invest in, and the KLD400 ex Fossil Fuels Index excludes, companies that explore for, extract, process or refine coal, oil or gas. Companies determined to have significant business involvement in the following will not be included in the KLD400 Index: alcohol, tobacco, firearms, nuclear power, military weapons, genetically modified organisms (GMOs), adult entertainment and gambling.

The Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the KLD400 ex Fossil Fuels Index. The weightings of the stocks in the KLD400 ex Fossil Fuels Index are based on float-adjusted market capitalizations, which means the largest companies comprise a higher percentage of the KLD400 ex Fossil Fuels Index and the Index is more heavily weighted in large than in small companies. As of September 30, 2014, large-cap U.S. companies (defined as companies with market capitalizations of over $10 billion) represented approximately 87% of the market value of the investments of the Fund. To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the KLD400 ex Fossil Fuels Index of 0.95 or better. A figure of 1.00 would indicate a perfect correlation. The Fund’s ability to duplicate the performance of the KLD400 ex Fossil Fuels Index will depend to some extent on the size and timing of cash flows into and out of the Fund as well as the Fund’s expenses.

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The Fund does not concentrate in a specific security or market sector. Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in equity securities and related investments.

Principal Risks

You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The values of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. Past global financial crises have caused significant declines in the value and liquidity of many securities, including some of the securities held by the Fund, of issuers worldwide, and unprecedented volatility in the markets. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments, the Federal Reserve and certain foreign central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and other countries are affecting many aspects of financial regulation. The impact on the markets and the practical implications for market participants may not be fully known for some time. The Fund may experience a substantial or complete loss on any individual security. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund’s share price will fluctuate daily depending on the performance of the companies that comprise the Fund’s investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

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Large Cap Companies Risk.    Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. The large-cap companies in which the Fund invests may perform worse than the stock market as a whole.

Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.

Index Fund Risk.    The Fund will invest in the stocks composing the KLD400 ex Fossil Fuels Index regardless of how the Index is performing. It will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market. The Index may, at times, become focused in stocks of a particular sector, category or group of companies. Because the Fund seeks to track the KLD400 ex Fossil Fuels Index, the Fund may underperform the overall stock market.

Environmentally and Socially Responsible Investing Risk.    The Fund’s environmental, social and governance criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.

These and other risks are discussed in more detail in “Additional Information About the Funds’ Investment Objectives, Strategies and Risks” in this Prospectus and in the Statement of Additional Information.

Performance

The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website, www.greencentury.com/funds/performance, or by calling 1-800-93-GREEN.

The Fund, which commenced operations in September 1995, invested all its assets in an existing separate registered investment company which had the same investment objective as the Fund (the Domini Social Equity Trust) until November 28, 2006. The performance for the period prior to the Fund’s inception reflects the performance of the Domini Social Equity Trust adjusted to reflect the deduction of the charges and expenses of the Fund.

As of April 1, 2014, the Fund invests in the common stocks which make up the MSCI KLD 400 Social ex Fossil Fuels Index. Prior to April 1, 2014, the Fund invested in the common stocks which made up the MSCI KLD 400 Social Index. Performance for periods prior to April 1, 2014 reflects the investment strategy in effect for the Fund during such periods.

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Annual Total Returns for Years Ended December 31

During the period shown, the Fund’s best quarterly performance was 16.29%, for the quarter ended 6/30/09. The Fund’s worst quarterly performance was -21.58%, for the quarter ended 12/31/08.

As of September 30, 2014, the year-to-date return for the Fund was 17.16%.

Average Annual Total Returns For the Periods Ended December 31, 2013

	1 Year	5 Years	10 Years	Since Inception (June 3, 1991)
Green Century Equity Fund
Return before taxes	34.37%	16.92%	6.00%	8.17%

Return after taxes on distributions	34.17%	16.74%	5.79%	7.29%

Return after taxes on distributions and sale of Fund shares	19.61%	13.74%	4.85%	6.57%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%	9.38%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management

Investment Adviser:    Green Century Capital Management, Inc.

Investment Subadviser:    Northern Trust Investments, Inc.

Portfolio Manager:    Brent Reeder, Senior Vice President of Northern Trust (portfolio manager since 2010).

For important information on how to buy and sell shares in the Fund, taxes and financial intermediary compensation, please turn to “Green Century Funds Summary Section” on page 14 of this Prospectus.

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GREEN CENTURY FUNDS SUMMARY SECTION

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any day the New York Stock Exchange is open. The minimum initial purchase amount for a regular investment account is $2,500 or $1,000 for investors who wish to open an account with a $100 or more per month Automatic Investment Plan. The minimum initial purchase is $1,000 for Traditional IRAs, Roth IRAs, SEP-IRAs, SIMPLE IRAs, Coverdell Education Savings Accounts, and Uniform Gifts or Transfers to Minors Accounts (UGMA/UTMA). The Fund reserves the right to waive minimums.

The minimum additional purchase amount is $100 by check, wire or exchange and $50 by either an Automatic Investment Plan or online.

You may purchase or redeem Fund shares by mail using one of the below addresses, online at www.greencentury.com/invest-with-us/open-account-online, by wire (instructions are available by calling 1-800-221-5519), or through a financial intermediary. Investors who have signed up to do so may redeem shares in any account by calling 1-800-221-5519, and may redeem non-retirement account shares online at https://greencentury.olaccess.com. Additional investments may be made online by investors who have signed up for online services.

Mail new account registration forms, subsequent investments, redemption requests and other correspondence to:	For registered, certified or overnight mail, send to:
Green Century Funds P.O. Box 6110 Indianapolis, IN 46206-6110	Green Century Funds 2960 N. Meridian, Suite 300 Indianapolis, IN 46208

It is the Green Century Funds’ policy not to accept accounts that are an investment option of a government entity’s participant-directed plan or program, as defined in Rule 206(4)-5 of the Investment Advisors Act of 1940.

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Founded by a partnership of non-profit environmental advocacy organizations, the Green Century Funds are an open-end, diversified, no-load family of environmentally conscious mutual funds. Green Century provides people who care about a clean, healthy planet the opportunity to use the clout of their investment dollars to encourage environmentally responsible corporate behavior.

THE GREEN CENTURY BALANCED FUND

The Green Century Balanced Fund’s investment objective is to provide capital growth and income from a diversified portfolio of stocks and bonds which meet the Fund’s standards for corporate environmental responsibility.

The Fund invests primarily in the stocks and bonds of environmentally responsible and sustainable U.S. companies, many of which also make positive environmental contributions. There is no predetermined percentage of assets allocated to either stocks or bonds, although the Fund will generally invest at least 25% of its net assets in bonds and may not invest more than 75% of its net assets in stocks.

In determining equity investments for the Balanced Fund, the Fund’s Subadviser uses a “growth at a reasonable price” investing style. The Fund invests in the common stock of companies, across a range of capitalizations, that the Subadviser believes have superior earnings growth prospects and whose stock prices, in the Subadviser’s opinion, do not accurately reflect the companies’ value. The Balanced Fund may also invest in companies that the Subadviser believes do not have particularly strong earnings histories, but do have other attributes that may contribute to accelerating growth in the foreseeable future.

The Subadviser’s equity investment process begins with an economic and environmental analysis of a universe of approximately 3000 publicly traded companies. From this universe, the Subadviser primarily selects stocks of companies that it believes make a positive contribution to an environmentally sustainable future based on Green Century’s environmental criteria. Stocks are then considered for the Fund’s portfolio only after the Subadviser performs a rigorous financial analysis.

The Subadviser uses multi-factor proprietary models that consider a variety of quantitative measures, including price/earnings and price/cash flow ratios, to rank the stocks by sector based on value, growth potential, and expected price volatility. The Subadviser uses these quantitative measurements in combination with in-house and third-party research to identify companies that appear to possess superior earnings growth prospects and whose stock prices, in the Subadviser’s opinion, do not accurately reflect the companies’ value. The Subadviser then focuses on those companies that, over a period of several years, appear to have the ability to grow at above average rates within their industries. The Subadviser then selects stocks considering diversification by sector and expected risk and attractiveness of valuation relative to prospective return. The Subadviser believes that portfolio turnover should be managed carefully.

The Subadviser monitors the companies in the Balanced Fund’s portfolio to determine if there have been any fundamental changes in the companies or changes in the companies’ environmental records and

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policies. The Subadviser also regularly analyzes price/earnings ratios, price/cash flow ratios, and other quantitative measures to monitor stock price movements and help determine whether to sell a stock in the Fund’s portfolio. The Subadviser may sell a stock if, among other factors:

•	It subsequently fails to meet the Fund’s investment criteria or becomes overvalued relative to the long-term expectation for its stock price
•	The balance between the stock’s expected return and its contribution to the risk of the portfolio deteriorates or a more attractively priced company is identified
•	Changes in national economic conditions, such as interest rates, unemployment, and productivity levels, prompt a change in industry sector allocation for the Fund’s portfolio
•	The company’s positive environmental attributes turn negative and dialogue and shareholder engagement fail to change the company’s policies

The Balanced Fund may maintain a de minimis position in a stock following the Subadviser’s decision to sell the holding when Green Century Capital Management is advocating for improved corporate environmental policies at the company.

The bonds the Fund invests in may be of any maturity and are generally of investment grade quality. In general, fixed income securities are included in the Fund’s portfolio to balance or offset risks associated with the Fund’s investment in stocks. Fixed income investments are evaluated using the same environmental criteria as those employed for equity investments. Issuer-specific financial evaluation of fixed income investments focuses on an issuer’s cash flow, interest rate coverage, and other measures of its ability to meet its future income and principal repayment commitments. In addition, each fixed income investment is evaluated with respect to its credit quality and its overall exposure to interest rate risk.

The Balanced Fund’s assets may be invested in: domestic and foreign securities, including common stock, preferred stock and other equity securities, exchange traded funds, bonds and other fixed income securities, Certificates of Deposit, promissory notes, floating rate obligations, and money market instruments, in each case, compatible with the Fund’s commitment to environmental responsibility. The other fixed income securities in which the Fund may invest include: U.S. Government securities, securities issued by supra-national or foreign domiciled entities, mortgage-backed securities, asset-backed securities, and zero coupon securities. The Fund may also engage in writing and purchasing options on portfolio securities. The Fund may, but is not required to, utilize derivatives, such as equity index and bond futures, in an effort to reduce risk or increase market exposure, but not to create exposure greater than the value of underlying assets held in the Fund. There is no predetermined percentage of assets allocated to either stocks or bonds, although the Balanced Fund will generally invest at least 25% of its net assets in fixed income securities (bonds). The Fund may not invest more than 75% of its net assets in equity securities (stocks). For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash and other money market and short-term instruments. Any such temporary defensive investing will also comply with the Fund’s environmental criteria. The effect of taking such a position is that the Fund may not achieve its investment objective.

Zero Coupon Securities.    The Balanced Fund may invest in zero coupon securities which do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accrued discount

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(representing interest accrued but not paid) are paid at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest. Zero coupon securities are more likely to respond to changes in interest rates than other securities that have similar maturities and credit quality, and are more sensitive to the credit quality of the underlying issuer. Unlike bonds that pay interest throughout the period to maturity, the Fund generally will realize no cash from a zero coupon security until maturity and, if the issuer defaults, the Fund may obtain no return at all on its investment. In order to pay cash distributions representing income on zero coupon securities, the Fund may have to sell other securities on unfavorable terms. These sales may generate taxable gains for shareholders.

High Yield Debt Securities.    The Balanced Fund may invest up to 35% of its net assets in high yield, below investment grade bonds, commonly known as junk bonds. Below investment grade securities are securities that, at the time of the investment, are either rated below Baa by a nationally recognized securities rating organization or, if not rated, considered to be of equivalent quality by the Subadviser of the Balanced Fund. The Statement of Additional Information provides a description of bond rating categories. As of July 31, 2014, 0.4% of the net assets of the Balanced Fund were invested in below investment grade securities as rated by Moody’s. Trillium, the subadviser to the Balanced Fund, intends to, but is not required to, limit the proportion of below investment grade securities to no more than 15% of the Fund’s net assets.

While these securities generally offer higher yields than investment grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. Generally, they are considered to be predominantly speculative regarding, and more dependent on, the issuer’s ability to pay interest and repay principal. Such inability (or perceived inability) would likely lessen the value of such securities, which could lower the Fund’s net asset value per share. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Other potential risks associated with investing in high-yield securities include: heightened sensitivity of highly-leveraged issuers to adverse economic changes and individual-issuer developments; subordination to the prior claims of other creditors; adverse publicity and changing investor perceptions about these securities; and generally less liquid markets. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal and interest on its holdings. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders or more senior securities of the issuer. As a result, subordinated securities will be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer, or, in the case of a pooled investment, issuers of underlying obligations. Because of the associated risks, successful investments in high-yield, high-risk securities are more dependent on the Subadviser’s credit analysis than generally would be the case with investments in investment grade securities.

Many corporate high yield bonds are issued pursuant to Rule 144A under the Securities Act of 1933 and therefore are subject to the Fund’s restriction that no more than 15% of the Fund’s net assets can be invested in illiquid securities.

U.S. Government Securities.    The Balanced Fund may invest in U.S. government securities. U.S. government securities include obligations: directly issued by or supported by the full faith and credit of the U.S. government, like Treasury bills, notes and bonds and Government National Mortgage Association

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certificates; supported by the right of the issuer to borrow from the U.S. Treasury, like those of the Federal Home Loan Banks; supported by the discretionary authority of the U.S. government to purchase the agency’s securities like those of the Federal National Mortgage Association; or supported only by the credit of the issuer itself, like the Tennessee Valley Authority. The U.S. government has provided financial support to the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation in the past, but there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Mortgage-Backed Securities.    The Balanced Fund may invest in mortgage-backed or mortgage-related securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics.

Risks of Mortgage-Backed Securities.    Mortgage-related securities are subject to special risks. The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, there could be losses to the Balanced Fund in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the Balanced Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. In the event of a default, the value of the underlying collateral may be insufficient to pay certain expenses, such as litigation and foreclosure expenses, and inadequate to pay any principal or unpaid interest. Certain debt instruments may pay principal only at maturity or may represent only the right to receive payments of principal or interest on the underlying obligations, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only instruments generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying obligations are prepaid, but remain subject to prepayment risk, which would be a loss of any expected interest payments, even though there is no default on the underlying financial asset.

Derivatives.    The Balanced Fund may, but is not required to, utilize derivatives, such as equity index and bond futures. Using derivatives such as futures can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used

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by the Fund for a variety of reasons. Risks associated with the use of derivatives are magnified to the extent that a large portion of the Fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives. New regulations are changing the derivative markets. The regulations may make using derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance. For derivatives that are required to be traded through a clearinghouse or exchange, the Fund also will be exposed to the credit risk of the clearinghouse and the broker that submits trades for the Fund. It is possible that certain derivatives that are required to be cleared, such as certain swap contracts, will not be accepted for clearing. In addition, regulated trading facilities for swap contracts are relatively new; they may not function as intended, which could impair the ability to enter into swap contracts. The extent and impact of the regulations are not yet fully known and may not be for some time. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.

THE GREEN CENTURY EQUITY FUND

The Green Century Equity Fund’s investment objective is to achieve long-term total return which matches the performance of an index of the stocks of companies selected based on environmental, social and corporate governance criteria.

The Equity Fund invests substantially all of its assets in the common stocks comprising the KLD400 ex Fossil Fuels Index, a custom index calculated by MSCI Inc. The KLD400 ex Fossil Fuels Index is comprised of the common stocks of the approximately 400 companies in the MSCI KLD 400 Social Index (the KLD400 Index), minus the stocks of the companies that explore for, extract, process or refine coal, oil or gas included in the KLD400 Index. The Equity Fund seeks to include corporations with the best overall sustainability records. In constructing the KLD400 Index, MSCI ESG Research evaluates a company’s sustainability performance based on environmental, social and corporate governance factors. The KLD400 Index also seeks to maintain broad sector representation. The weightings of the stocks comprising the KLD400 Index are based upon float-adjusted market capitalization. The composition of the KLD400 Index is reviewed on a regular quarterly basis, following which companies can be added to the KLD400 Index. During the quarterly reviews, companies are evaluated to determine if any should be removed from the KLD400 Index due to deteriorated environmental, social or governance performance or due to removal from the applicable MSCI universe. Deleted companies are replaced with eligible companies and the KLD400 Index will be restored to 400 companies following each quarterly review. As of each quarterly restoration of the KLD400 Index, MSCI ESG Research will remove the companies in the KLD400 Index that explore for, extract, process or refine coal, oil or gas to create the KLD400 ex Fossil Fuels Index. The criteria used in developing and maintaining both the KLD400 Index and the KLD400 ex Fossil Fuels Index involve subjective judgment by MSCI. The Equity Fund is not managed in the traditional investment sense, since changes in the composition of its securities holdings are made in order to track the changes in the composition of securities included in the KLD400 ex Fossil Fuels Index.

The Equity Fund may invest cash reserves in high quality short-term debt securities issued by agencies or instrumentalities of the United States Government, bankers’ acceptances, commercial paper, certificates of deposit, bank deposits or repurchase agreements provided that the issuer satisfies Green Century’s social criteria. The Equity Fund’s policy is to hold its assets in such securities pending readjustment of its holdings of stocks comprising the KLD400 ex Fossil Fuels Index and in order to meet anticipated redemption

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requests. The Equity Fund may also invest in such securities for temporary defensive purposes. This may adversely affect the Equity Fund’s performance.

The Equity Fund buys and sells stocks periodically so that its holdings will correspond, to the extent reasonably practicable, to the KLD400 ex Fossil Fuels Index. The timing and extent of adjustments in the holdings of the Equity Fund, and the extent of the correlation of the holdings of the Equity Fund with the KLD400 ex Fossil Fuels Index, reflects the judgment of the Equity Fund’s Subadviser as to the appropriate balance between the goal of correlating the holdings of the Equity Fund with the composition of the KLD400 ex Fossil Fuels Index, and the goals of minimizing transaction costs and keeping sufficient reserves available for anticipated redemptions from the Equity Fund. To the extent practicable, the Equity Fund will seek a correlation between the weightings of securities held by the Equity Fund and the weightings of the securities in the KLD400 ex Fossil Fuels Index of 0.95 or better. A figure of 1.00 would indicate a perfect correlation. The Equity Fund’s ability to duplicate the performance of the KLD400 ex Fossil Fuels Index will depend to some extent on the size and timing of cash flows into and out of the Equity Fund as well as the Equity Fund’s expenses.

The Fund does not concentrate in a specific security or market sector. Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in equity securities and related investments. The Fund will provide shareholders with at least 60 days notice of any change to its 80% investment policy.

THE GREEN CENTURY FUNDS

Repurchase Agreements.    As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker-dealers. Under a repurchase agreement, a Fund acquires securities, subject to the seller’s agreement to repurchase at a specified time and price. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase. Default by the seller would expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Foreign Securities.    While both Funds emphasize investment in U.S. companies, they may also invest in foreign securities. The Balanced Fund may invest up to 25% of its assets in foreign securities of the same types as the domestic securities in which the Fund may invest. The Funds may also invest in American Depositary Receipts (ADRs) and the Balanced Fund may invest in Global Depositary Receipts (GDRs) with respect to such foreign securities. The Balanced Fund may also invest in certificates of deposit issued by foreign banks, foreign and domestic branches of U.S. banks, obligations issued or guaranteed by foreign governments or political subdivisions thereof, obligations issued by supra-national organizations, and corporate bonds denominated in dollars but issued by foreign companies.

Such investments increase a portfolio’s diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable

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changes can increase its value). Any foreign investments must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Portfolio Turnover.    Purchases and sales are made for a portfolio whenever necessary, in management’s opinion, to meet its investment objective. Higher levels of activity result in higher transaction costs and may also result in higher taxable capital gains distributions to shareholders. The Balanced Fund’s portfolio turnover rate for the fiscal years ended July 31, 2012, 2013 and 2014 were 58%, 31% and 42%, respectively.

Frequent changes in the Equity Fund’s holdings may result from the policy of attempting to correlate the Equity Fund’s securities holdings with the composition of the KLD400 ex Fossil Fuels Index. The portfolio turnover rate of the Equity Fund for the fiscal years ended July 31, 2012, 2013 and 2014 were 14%, 17% and 32%, respectively.

Investment Restrictions.    As a matter of fundamental investment policy which cannot be changed without shareholder approval, no more than 25% of the value of each Fund’s assets may be invested in any one industry (excluding U.S. Government securities) although the Equity Fund may and would invest more than 25% of its assets in an industry if stocks in that industry were to comprise more than 25% of the KLD400 ex Fossil Fuels Index. An industry must represent 25% or more of the KLD400 ex Fossil Fuels Index before the Equity Fund may invest more than 25% of its assets in that industry. If the Equity Fund were to concentrate its investments in a single industry, the Equity Fund would be more susceptible to risks associated with that industry than would a fund which was not so concentrated. In addition, as a matter of fundamental policy, the Equity Fund will invest all of its assets in one or more of: (i) stocks comprising an index of securities selected applying social and environmental criteria (currently the KLD400 ex Fossil Fuels Index), (ii) short-term debt securities of issuers which meet social criteria, (iii) cash, and (iv) options on equity securities. These fundamental policies cannot be changed without the approval of the holders of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940, as amended) of the Funds. For further information on fundamental and non-fundamental policies and restrictions, see the Statement of Additional Information.

The investment objective of the Balanced Fund is not fundamental and may be changed without the approval of the shareholders. The investment objective of the Equity Fund also is not fundamental and may be changed without the approval of the shareholders or investors if written notice is provided to shareholders prior to implementing the change. Because of the risks inherent in all investments, there can be no assurance that the objectives of the Funds will be met. Except as stated otherwise, all investment guidelines, policies and restrictions described here and in the Statement of Additional Information are non-fundamental.

Portfolio Holdings Disclosure.    The Funds have adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by each of the Funds. The Policies and Procedures for the Disclosure of the Green Century Funds’ Portfolio Holdings is included in the Statement of Additional Information.

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ENVIRONMENTALLY RESPONSIBLE INVESTING

Green Century Capital Management’s mission is to promote corporate environmental responsibility and to foster a sustainable economy. The three-prong strategy to achieve these goals:

•	Sponsor mutual funds which strive to invest in environmentally responsible and sustainable companies.
•	Advocate for more environmentally responsible policies and practices at major corporations.
•	Support the non-profit public interest and advocacy organizations that founded Green Century.

THE GREEN CENTURY FUNDS’ ENVIRONMENTAL STANDARDS

Environmentally responsible investing is investing based on your financial goals and your environmental values. While each Green Century Fund shares a commitment to environmental responsibility, each Fund employs a different strategy. This section is dedicated to describing Green Century’s environmentally responsible investment strategies.

The Green Century Balanced Fund seeks to promote environmentally responsible corporate behavior and a cleaner environment by investing in companies that the Fund’s Adviser, Green Century Capital Management, believes are environmentally responsible and sustainable. Such companies include, but are not limited to, those that demonstrate a commitment to preserving and enhancing the environment as evidenced by the products they make and the services they provide and those companies that make positive contributions toward actively promoting a healthier environment and a sustainable future.

For both environmental and financial reasons, Green Century applies rigorous selection criteria concerning the environmental behavior of the companies in which the Fund invests. Green Century believes that well-managed environmentally responsible companies minimize their environmental risks, allowing them to enjoy competitive advantages from cost reductions, quality improvements, profitability enhancements and access to expanding and new growth markets. Further, Green Century believes that companies that are responsible towards the environment are more likely to act ethically and maintain the trust of their shareholders.

The Balanced Fund seeks to invest in companies that conduct their business in an environmentally responsible and sustainable manner. Such companies include those whose primary business involves the provision of an environmentally sound good or service, such as appropriate technology for sustainable agriculture, renewable energy, energy efficiency, water treatment and conservation, air pollution control, pollution prevention, recycling technologies, or other effective remedies for existing environmental problems. The Fund also invests in companies whose primary business is not solving environmental problems but which conduct their business in an environmentally responsible manner. Such companies are evaluated on a range of criteria that includes, but is not necessarily limited to, an assessment of each company’s:

•	Environmental performance indicators such as its consumption of natural resources, energy usage, greenhouse gas emissions, toxic emissions, use of toxic chemicals, and solid waste generation
•	Pollution prevention programs and supply chain environmental policies

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•	Compliance with environmental laws and regulations and its potential environmental liabilities
•	Environmental management infrastructure and governance procedures
•	Public reporting on an annual basis of its environmental performance

The Balanced Fund also seeks to invest in what Green Century Capital Management regards as “best in its class” companies that have implemented an environmental program that sets a standard for their industry group. These companies are recognized leaders in their sectors, contribute to meaningful reductions in pollutant emissions or waste generation, and demonstrate Green Century’s belief that every company potentially can make a positive contribution to an environmentally sustainable future.

The Balanced Fund does not intend to invest in companies engaged in the extraction, exploration, production, manufacturing or refining of fossil fuels; the Fund may invest in companies that use fossil fuel-based energy to power their operations or for other purposes.

Green Century believes that certain industries impose onerous costs on society and the planet; thus at various times the Balanced Fund may not be invested in any companies in industries Green Century believes threaten a sustainable global environment.

The Green Century Equity Fund invests in the stocks of the companies included in the KLD400 ex Fossil Fuels Index, which is comprised of the approximately 400 companies of the KLD400 Index minus the companies that explore for, extract, process or refine coal, oil or gas included in the KLD400 Index. The KLD400 Index is screened to include those companies with the best sustainability records. This strategy directs concerned investors’ dollars away from companies that flout basic standards for environmental and social responsibility and towards companies that demonstrate a commitment to meeting the social and environmental needs of the present without compromising the quality of life of future generations. Green Century believes this creates an incentive for companies to become better corporate citizens.

Green Century also believes that those companies which pursue the least environmentally sound practices are at the greatest long term risk of negative economic consequences, while those which strive to be more environmentally responsible may benefit financially as a result. Enterprises which exhibit a social awareness should be better prepared to meet future societal needs for goods and services and may be less likely to incur certain legal liabilities that may be charged when a product or service is determined to be harmful or when the company itself behaves in an unethical manner. Green Century believes that over the long term such enterprises should be able to provide investors with a return that is competitive with enterprises that do not exhibit such social awareness.

In constructing the KLD400 Index, MSCI ESG Research analyzes and rates each company’s environmental, social and governance performance. The ratings criteria capture a company’s sustainability performance by analyzing five key categories: environment; community and society; employees and supply chain; customers; and governance and ethics.

Environmental performance criteria rate a company’s management of its environmental challenges, including its effort to reduce or offset the impacts of its products and operations. Community and society criteria

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measure how well a company manages its impact on the communities where it operates, including its treatment of local populations, its handling of human rights issues and its commitment to philanthropic activities. Employees and supply chain criteria assess a company’s record regarding labor-management relations, anti-discrimination policies and practices, employee safety and the labor rights of workers throughout the company’s supply chain. Customers criteria measure the quality and safety record of a company’s products, its marketing practices and any involvement in regulatory or anti-competitive controversies. Governance and ethics criteria address a company’s investor relations and management practices, including company sustainability reporting, board accountability and business ethics policies and practices. Certain industries may impose unique and onerous risks and/or costs on society. The Equity Fund does not invest in, and the KLD400 ex Fossil Fuels Index excludes, companies that explore for, extract, process or refine coal, oil or gas. Companies that are determined to have significant business involvement in the following will not be included in the KLD400 Index: alcohol, tobacco, GMOs, firearms, nuclear power, military weapons, adult entertainment and gambling. Additional or revised criteria may be identified and applied from time to time.

The Green Century Funds.    Neither the Green Century Balanced Fund nor the Green Century Equity Fund intends to invest in a company primarily engaged in the production of nuclear energy or the manufacture of nuclear equipment to produce nuclear energy or nuclear weapons, in the belief that these products are unacceptably threatening to a sustainable global environment. The Funds do not intend to invest in a company primarily engaged in the manufacture of tobacco products, a major contributor to indoor air pollution and environmental health problems.

The Green Century Funds usually invest in many sectors of the economy, such as retail, finance, technology and consumer products. The Funds are not environmental sector funds which invest exclusively in companies whose business derives from environmental problems (such as waste-management or incinerator manufacturers), some of which have consistently negative environmental records.

ADVOCATES FOR CORPORATE ENVIRONMENTAL RESPONSIBILITY

The Green Century Funds believe that shareholder advocacy is a critical component of environmentally responsible investing and are actively involved in advocating for greater corporate environmental accountability.

Green Century Capital Management advocates for more environmentally responsible policies at the companies in which the Funds invest, as well as at companies in which neither Fund has invested. Green Century has worked with other environmentally conscious investors to file shareholder resolutions to preserve and protect threatened ecosystems; demand more aggressive recycling programs; advocate for more responsible environmental, health and safety policies; and support more environmentally friendly production and purchasing policies. Green Century Capital Management is committed to pursuing demands for improved corporate environmental responsibility and to fostering a sustainable economy.

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THE GREEN CENTURY FUNDS SUPPORT NOT-FOR-PROFIT ADVOCACY ORGANIZATIONS

The Green Century Funds were founded by non-profit environmental advocacy organizations. Unlike other investment advisers and administrators that are privately owned for the benefit of individuals or for-profit corporations, Green Century Capital Management is owned by Paradigm Partners, a California general partnership, the partners of which are all not-for-profit advocacy organizations. This means that 100% of the net profits earned by Green Century Capital Management on the fees it receives for managing the Funds belong to these not-for-profit advocacy organizations. These revenues will be used to support public interest campaigns, such as promoting energy conservation and the use of alternative energy, fighting for improved public transportation and public health protections, campaigning to reduce the use of toxic chemicals and to improve product and food safety, and advocating for ethics reform and corporate accountability. The organizations which founded and own Green Century Capital Management are: California Public Interest Research Group (CALPIRG), Citizen Lobby of New Jersey, Colorado Public Interest Research Group (COPIRG), ConnPIRG Citizen Lobby, Fund for the Public Interest, Massachusetts Public Interest Research Group (MASSPIRG), MOPIRG Citizen Organization, PIRGIM Public Interest Lobby, and Washington State Public Interest Research Group (WASHPIRG).

MANAGEMENT OF THE GREEN CENTURY FUNDS

THE GREEN CENTURY BALANCED FUND

Investment Adviser.    Green Century Capital Management, 114 State Street, Suite 200, Boston, Massachusetts 02109, is the investment adviser for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. Green Century Capital Management’s role is to ensure that the Balanced Fund’s investment objective and environmental and investment policies are accurately and effectively implemented. Green Century Capital Management has served as investment adviser and administrator for the Balanced Fund since the commencement of operations of the Balanced Fund.

Subadviser.     Trillium Asset Management LLC (Trillium), Two Financial Center, Boston, Massachusetts 02111, serves as the Subadviser for the Balanced Fund. Trillium conducts the day-to-day investment management for the Fund consistent with the guidelines set by Green Century Capital Management. Trillium uses fundamental security analysis of each investment. This rigorous approach is complemented with quantitative and technical analyses that rank a large group of securities based on several factors.

Trillium, an employee-owned company, has managed investments in environmentally and socially responsible companies since 1982. As of September 30, 2014, Trillium had approximately $1.7 billion in assets under management. Trillium is paid by the Adviser (not the Fund).

A team of three portfolio managers at Trillium are jointly responsible for the day-to-day portfolio management of the Balanced Fund. The team is comprised of Cheryl Smith, CFA, Ph.D.; Stephanie Leighton, CFA, and Matthew Patsky, CFA. Ms. Smith has been with Trillium for over 22 years; Ms. Leighton has been with Trillium since 1990, and Mr. Patsky joined Trillium in 2009. Ms. Smith has served as a portfolio manager of the Balanced Fund since 2005. Ms. Leighton and Mr. Patsky have served as portfolio managers of the Balanced Fund since 2009. The Statement of Additional Information contains

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additional information about Ms. Smith, Ms. Leighton, and Mr. Patsky, their compensation, other accounts they manage, and their ownership of shares of the Balanced Fund.

A discussion regarding the basis of the Board of Trustees’ approval of the continuance of the Balanced Fund’s Investment Advisory Agreement with Green Century Capital Management and approval of the Investment Subadvisory Agreement with Trillium is available in the Balanced Fund’s Semi-Annual Report to shareholders for the fiscal period ending January 31, 2014.

Fees.     For the services Green Century Capital Management and Trillium provide the Balanced Fund, they receive a total of 0.65% of the average daily net assets of the Fund. For the services Green Century Capital Management and Trillium provided the Balanced Fund during the fiscal year ended July 31, 2014, they received a total of 0.65% of the average daily net assets of the Fund.

THE GREEN CENTURY EQUITY FUND

Investment Adviser.    Green Century Capital Management is the investment adviser for the Equity Fund and oversees the portfolio management of the Equity Fund on a day-to-day basis. Green Century Capital Management’s role is to ensure that the Equity Fund’s investment objective and environmental, social and investment policies are accurately and effectively implemented. Green Century Capital Management has served as the Equity Fund’s investment adviser since 2006 and as the administrator of the Equity Fund since the commencement of operations of the Equity Fund.

Investment Subadviser.    Northern Trust Investments, Inc. (Northern Trust), with principal offices at 50 South LaSalle Street, Chicago, IL 60603 serves as the Subadviser for the Equity Fund. Northern Trust conducts the day-to-day investment management for the Fund consistent with the guidelines set by Green Century Capital Management. Northern Trust determines what securities shall be purchased, sold or exchanged to track the composition of the KLD400 ex Fossil Fuels Index. Northern Trust does not determine the composition of the KLD400 ex Fossil Fuels Index.

As of September 30, 2014, Northern Trust had approximately $923.3 billion in assets under management. Northern Trust is paid by the Adviser (not the Fund).

The Portfolio Manager of the Equity Fund is Brent Reeder, Senior Vice President of Northern Trust. Mr. Reeder has been manager of the Fund since November 29, 2010. He is primarily responsible for the day-to-day investment management of the Fund. Mr. Reeder has been employed as a portfolio manager with Northern Trust since 1993. Since then, he has been a portfolio manager in the quantitative management group and is responsible for the management of various equity and equity index portfolios. The Statement of Additional Information contains additional information about Mr. Reeder, his compensation, other accounts he manages, and his ownership of shares of the Equity Fund.

A discussion regarding the basis of the Board of Trustees’ approval of the continuance of the Equity Fund’s Investment Advisory Agreement with Green Century Capital Management and approval of the Investment Subadvisory Agreement with Northern Trust is available in the Equity Fund’s Semi-Annual Report to shareholders for the fiscal period ended January 31, 2014.

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Disclosures Pertaining to the MSCI KLD 400 Social ex Fossil Fuels Index.    The Green Century Equity Fund (the “Fund”) is not sponsored, endorsed, or promoted by MSCI, its affiliates, information providers or any other third party involved in, or related to, compiling, computing or creating the MSCI indices (the “MSCI Parties”), and the MSCI Parties bear no liability with respect to the Fund or any index on which the Fund is based. The MSCI Parties are not sponsors of the Fund and are not affiliated with the Fund in any way. The Statement of Additional Information contains a more detailed description of the limited relationship the MSCI Parties have with Green Century Capital Management and the Fund.

Fees.    For the services Green Century Capital Management and Northern Trust provide to the Equity Fund, they receive a total of 0.25% of the average daily net assets of the Fund. For the services Green Century Capital Management and Northern Trust provided to the Equity Fund during the fiscal year ended July 31, 2014, they received a total of 0.25% of the average daily net assets of the Fund.

THE GREEN CENTURY FUNDS

Administrator.     Green Century Capital Management serves as the Administrator of the Green Century Funds. Green Century Capital Management pays all the expenses of each Fund except each Fund’s investment advisory fees; any Distribution Plan fees; interest, taxes, brokerage costs and other capital expenses; expenses of the non-interested Trustees of the Funds (including counsel fees); and any extraordinary expenses.

For its services, the Administrator received annual fees of 0.83% of the Balanced Fund’s average daily net assets and 1.00% of the Equity Fund’s average daily net assets for the Funds’ most recent fiscal year. For the Funds’ most recent fiscal year, Green Century Capital Management contractually agreed to reduce its administrative fees such that the Balanced Fund’s total annual expenses were limited to 1.48% of the Fund’s average daily net assets and the Equity Fund’s total annual expenses were limited to 1.25% of the Fund’s average daily net assets.

The Administrative Services Agreement between the Green Century Funds and Green Century Capital Management provides that it should remain in force until terminated. The Agreement may be terminated as to any Fund at any time, without the payment of any penalty, by the Board of Trustees of the Green Century Funds or by Green Century Capital Management, in each case on not less than 30 days’ written notice to the other party.

Subadministrator.     UMB Fund Services, Inc. (UMBFS) serves as the subadministrator of the Funds. UMBFS is responsible for conducting certain administrative services for the Funds subject to the direction of Green Century Capital Management. UMBFS receives a fee from the Administrator (not the Funds). UMBFS and its affiliates provided administration, fund accounting, transfer agent, custody and/or distribution services to 214 clients representing $198.8 billion in assets as of September 30, 2014.

Distributor.    UMB Distribution Services, LLC, an affiliate of UMBFS, serves as the Distributor of the shares of the Funds.

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Transfer Agent.    Huntington Asset Services, Inc. (Huntington) is the transfer agent and shareholder services provider for the Green Century Funds. As of September 30, 2014, Huntington provided services to 224 portfolios representing over $20 billion in assets.

Custodian.     State Street Bank and Trust Company (State Street) is the custodian for the Green Century Funds. As of September 30, 2014, State Street had approximately $28.4 trillion in assets under custody and maintained relationships with approximately 1,900 investment advisers.

Independent Registered Public Accounting Firm.    KPMG LLP is the Independent Registered Public Accounting Firm of the Green Century Funds.

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YOUR ACCOUNT

CONTACT US

For information on opening an account, purchases, redemptions, balances, and other account services 8:00 am – 6:00 pm Eastern Time, Monday through Friday	1-800-221-5519

For daily share price information and account balances 24 hours per day	1-800-221-5519

For information about the Green Century Funds 9:00 am – 6:00 pm Eastern Time, Monday through Friday	1-800-93-GREEN or info@greencentury.com

For account registration forms, additional materials, and to sign up for E-Delivery of shareholder statements and reports	1-800-93-GREEN or info@greencentury.com or www.greencentury.com

HOW TO INVEST

You may invest in the Green Century Funds directly or through an intermediary, such as a financial advisor or a brokerage account.

Directly.    Read the following information and complete the forms sent you with this prospectus and available online at www.greencentury.com. You may also open an account online at www.greencentury.com/invest-with-us/open-account-online. If you need additional account registration forms, call 1-800-93-GREEN, email info@greencentury.com or visit www.greencentury.com. (Click on “Forms + Documents” on the website’s home page).

Through a financial intermediary.    Consult your financial advisor, broker, mutual fund supermarket or other intermediary for details on how to invest in a Green Century Fund. The financial intermediary may have different policies from those described below. An intermediary may also charge a fee for its services.

TYPES OF ACCOUNTS

Regular Investment Account	Individuals, businesses, trusts, and non-profit institutions may open regular investment accounts.

Traditional IRA & Roth IRA	Please read the Green Century Funds IRA Disclosure Statement before opening an IRA. You may contribute up to $5500 for 2014 and 2015 into a Green Century Funds Traditional IRA or Roth IRA. (If you are 50 years of age or older, the limit is $6500 for 2014 and 2015.) Individuals not covered by a retirement plan at work and people covered by a retirement plan who meet certain Internal Revenue Service (“IRS”) income guidelines may be able to deduct their contributions to a Traditional IRA from their taxable income each year. When you retire, distributions from your Traditional IRA are generally taxed as ordinary income. Roth IRAs differ from Traditional IRAs. With a Roth IRA you cannot deduct your current-year contributions from your taxable income; however, upon retirement, distributions from your Roth IRA are generally not taxed as ordinary income. More information is included in the Green Century Funds IRA Disclosure Statement.

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SEP-IRA	A Simplified Employee Pension (SEP) plan allows self-employed people and small business owners to establish SEP-IRAs for the business owner and eligible employees. SEP-IRAs have specific eligibility rules and contribution limits (as described on IRS Form 5305-SEP); otherwise SEP-IRAs follow the same rules as Traditional IRAs. If you are interested in opening a Green Century Funds SEP-IRA Account, in addition to reading the IRA Disclosure Statement and filling out an IRA Account Registration Form you will also need to complete IRS Form 5305-SEP. You may obtain the 5305-SEP form at the IRS website, www.irs.gov, by calling 1-800-93-GREEN, by emailing info@greencentury.com/or online at www.greencentury.com/forms-documents.

IRA Transfer/ Rollover	If you have an existing IRA that you would like to transfer to the Green Century Funds, or if you have a 401(k) account with a past employer that you would like to rollover into a Green Century Funds IRA, please review the Green Century Funds IRA Disclosure Statement, complete the IRA Account Registration form AND complete the Green Century Funds IRA Transfer Request Form. More information is included in the Green Century Funds IRA Disclosure Statement.

UGMA/ UTMA	Uniform Gifts to Minors (UGMA) and Uniform Transfers to Minors (UTMA) accounts may provide you with tax advantages as you put aside savings for your children or other minors. To open an UGMA or UTMA account, simply use the regular Green Century Funds Account Registration form and fill in the appropriate information under the “Gift To Minor” section.

Coverdell Education Savings Account	Coverdell Education Savings Accounts are designed to be a tax advantaged vehicle to save for a child’s educational expenses. You may open an Education Savings Account by completing the Education Savings Account Registration Form. You may also transfer an existing Education Savings Account to a Green Century Funds Education Savings Account by completing both the Registration Form and the Education Savings Account Transfer Request Form. Please read the Green Century Funds Education Savings Account Disclosure Statement for additional information before opening an Education Savings Account.

Other Account Types	If this list does not contain the type of account in which you are interested, please call 1-800-93-GREEN and let us know what you are seeking; we may be able to accommodate you.

It is the Green Century Funds’ policy not to accept accounts that are an investment option of a government entity’s participant-directed plan or program, as defined in Rule 206(4)-5 of the Investment Advisors Act of 1940.

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ACCOUNT MINIMUMS

To Open an Account

Regular Investment Account*	$2,500
Individual Retirement Account—Traditional IRA, Roth IRA, SEP-IRA and SIMPLE IRA	$1,000
Coverdell Education Savings Account (formerly Education IRA)	$1,000
Uniform Gifts or Transfers to Minors Account (UGMA/UTMA)	$1,000

* A minimum initial investment of only $1,000 is required for investors who wish to open a regular investment account with a $100 or more per month Automatic Investment Plan.

The Funds reserve the right to waive the above minimums.

To Add to an Account

By Check, Wire or Exchange	$100
By Automatic Investment Plan or Online	$50

HOW TO PURCHASE SHARES

Opening an Account

To help fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, you must provide the name, street address, date of birth, and Social Security or Tax Identification Number for each person on the account registration form. The Funds will use this information to identify you and may also ask for other identifying information.

Mail	To open an account by check, please complete and sign the registration form. See also Purchases by Check on page 37. Mail the form with a check made payable to the Green Century Balanced Fund or the Green Century Equity Fund (or to the Green Century Funds). Please note that there may be a delay in receipt of purchase requests sent by regular mail to a post office address.
Green Century Funds P.O. Box 6110 Indianapolis, Indiana 46206-6110

Should you wish to send the registration form and check via an overnight delivery service, use the following address:
Green Century Funds 2960 North Meridian, Suite 300 Indianapolis, IN 46208

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Online	To open an account online, please go to www.greencentury.com/invest-with-us/open-account-online. Once you complete the online registration process, money to fund your new Green Century account will be transferred from the bank account you provided. The following account types can be opened online: Regular Investment Accounts (individual or joint), Traditional IRAs (except rollovers or transfers), and Roth IRAs (except rollovers or transfers).

Before proceeding, please have the following ready:

•   Your Social Security Number

•   Your bank account and bank routing number (located on a check from your checking account or a deposit slip from your savings account)

•   The names, dates of birth and Social Security Numbers of any account beneficiaries (for IRAs only)

Wire	You may also open an account by instructing your bank to wire Federal funds (monies of member banks within the Federal Reserve System) to the Green Century Funds’ bank. Your bank may impose a fee for sending a wire. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

Please call 1-800-221-5519 weekdays from 8:00 a.m. to 6:00 p.m. Eastern Time to obtain an account number and for more information about how to purchase shares by wire including bank wiring instructions. After calling, complete the registration form and mail it to the address given above.

Exchange	You may also open an account in one Fund by exchanging shares with a value of $2,500 or more ($1,000 for an IRA, Education Savings Account or UGMA/UTMA account) from another Green Century Fund. Your new account will be established using the same name(s) and address as your existing account.

To exchange by telephone, call 1-800-221-5519 weekdays from 8:00 a.m. to 6:00 p.m. Eastern Time. To exchange by letter, write to the Green Century Funds at the address given above, including the name of the Fund from which you are exchanging, the registered name(s) of ownership and address, the account number, the dollar amount or number of shares to be exchanged and the Fund into which you are exchanging. Sign your name(s) exactly as it appears on your account statement. The exchange requirements for corporations, other organizations, trusts, fiduciaries, institutional investors and retirement plans may be different from those for individual accounts. Please call 1-800-221-5519 for more information. Please note that there may be a delay in receipt of purchase requests sent by regular mail to a post office address. The Funds reserve the right to modify or terminate the exchange privilege upon 60 days prior written notice to shareholders.

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If you exchange your shares within 60 days of purchase or acquisition through exchange, you will be charged a redemption fee equal to 2.00% of the net asset value of the shares exchanged. However, the redemption fee will not apply to exchanges of shares acquired through the reinvestment of dividends or distributions. To calculate the redemption fees, a Fund will use the first-in, first-out (FIFO) method to determine which shares are being exchanged. Under this method, the date of exchange will be compared with the earliest date shares were acquired for the account. The Funds reserve the right to modify the terms of, or to terminate, the fee at any time.

Automatic Investment Plan	You may open an account with a minimum initial investment of $1,000 if you enroll in the Automatic Investment Plan and invest a minimum of $100 a month through the Plan. Complete and sign the registration form, including the Automatic Investment Plan section and mail it to: Green Century Funds, P.O. Box 6110, Indianapolis, IN 46206-6110. You may also open an Automatic Investment Plan account online (Regular Investment Accounts, Traditional IRAs and Roth IRAs only) at www.greencentury.com/invest-with-us/open-account-online. You may terminate your participation in the Automatic Investment Plan at any time with written notification to the Funds at the same address. See also “Minimum Balances” on page 35.

Making Additional Investments

Mail	You may make subsequent investments by submitting a check for $100 or more with the remittance form sent to you with your account statement. You may also mail your check with a letter of instruction indicating the amount of your purchase, your account number, and the name in which your account is registered, to the following address. Please note that there may be a delay in receipt of purchase requests sent by regular mail to a post office address. See also Purchases by Check on page 37.
Green Century Funds P.O. Box 6110 Indianapolis, IN 46206-6110

For overnight delivery services, send to:
Green Century Funds 2960 North Meridian, Suite 300 Indianapolis, IN 46208

Online	You may purchase additional shares online if you have signed up for this service. See Online Services on page 36.

Wire	You may also make additional investments by instructing your bank to wire Federal funds. Your bank may impose a fee for sending the wire. The Green Century Funds cannot be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Call 1-800-221-5519 weekdays from 8:00 a.m. to 6:00 p.m. Eastern Time for bank wiring instructions.

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Exchange	Follow instructions under Opening an Account, above.

Automatic Investment Plan	You may arrange to make regular investments through automatic deductions from your checking or savings account. If you wish to select this option, please complete the appropriate section on your registration form. If you wish to set up an Automatic Investment Plan after opening an account, please call 1-800-93-GREEN, e-mail info@greencentury.com or go to www.greencentury.com/forms-documents for an Automatic Investment Plan form. You may terminate your participation in the Automatic Investment Plan at any time with written notification to the Funds at P.O. Box 6110, Indianapolis, IN 46206-6110.

HOW TO SELL SHARES (REDEMPTIONS)

You can take money out of your account at any time by selling (redeeming) some or all of your shares. See also Processing Time on page 38.

Telephone	You may redeem shares by telephone (unless you chose not to allow this option on your registration form). Call 1-800-221-5519 to request a redemption. You must provide your name, address, Fund account number and Social Security number before you may redeem shares by telephone. All telephone redemption requests are recorded.

If you chose not to allow telephone redemption on your registration form and now wish to redeem by telephone, call 1-800-221-5519 for more information or download the Telephone Redemption Option form at www.greencentury.com/forms-documents.

Mail	In order to redeem your shares by mail, send a letter to the Green Century Funds and include the Fund name, the account registration name(s) and address, the account number, and the dollar amount or the number of shares you wish to redeem. Sign your name(s) exactly as it appears on your account statement. You may be required to obtain a Signature Guarantee (see below). Please note that there may be a delay in receipt of redemption requests sent by regular mail to a post office address. Mail your letter to:
Green Century Funds P.O. Box 6110 Indianapolis, IN 46206-6110

Online	You may redeem shares online in any non-retirement account if you have signed up for this service. Online redemption is not available for shares held in IRA accounts. See Online Services on page 36.

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Important Information About Redemptions

Minimum Balances	Shareholders are encouraged to maintain a share balance of at least $2,500. Individual Retirement Accounts, Education Savings Accounts and Uniform Gifts or Transfers to Minors Act accounts have a $1,000 minimum balance requirement. The Funds reserve the right, following 60 days’ written notice to shareholders, to redeem all shares in accounts with balances less than the minimum. The Funds will mail the proceeds of the redeemed account to the shareholder. This provision does not apply to Automatic Investment Plan accounts. If the value of your account falls below the minimum as a result of market activity, an involuntary redemption will not be triggered.

Redemption Fee	If you redeem your shares within 60 days of purchase or acquisition through exchange, you will be charged a redemption fee equal to 2.00% of the net asset value of the shares redeemed. However, the redemption fee will not apply to redemptions of shares acquired through the reinvestment of dividends or distributions. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to help offset transaction costs the Fund may incur due to excess short-term trading in the Fund. To calculate the redemption fees, a Fund will use the first-in, first-out (FIFO) method to determine which shares are being redeemed. Under this method, the date of redemption or exchange will be compared with the earliest date shares were acquired for the account. The Funds reserve the right to modify the terms of, or to terminate, the fee at any time.

In some cases, the Funds may be offered through certain financial intermediaries whose redemption fee policies may differ from those of the Funds. If you purchase Fund shares through a financial intermediary, please contact the intermediary regarding its policies on redemption fees and market timing.

Receiving your money	By check via U.S. mail	No charge
	Online (if you have signed up for this service) to the authorized bank account of record for your account	No charge
	By check via overnight delivery	$15
	Wired to the authorized bank account of record for your account	$10

Signature Guarantees	A signature guarantee—which is different from a notarized signature—is a warranty that the signature presented is genuine. You can obtain a signature guarantee from most banks, brokerage firms and savings institutions where you have an account. Be sure to ask for a “New Technology” Medallion Signature Guarantee Stamp. A notary public cannot provide a signature guarantee. A signature guarantee may be required for the signature of each person in whose name the account is registered.

You must obtain a signature guarantee in any of the following situations:

•   You request in writing a redemption of $10,000 or more

•   You request a redemption check payable to someone other than the account owner(s)

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•   You request that a redemption check be sent to an address other than the address of record on the account

•   You request a redemption and you have changed your address of record within the last 30 days

•   You request a wire or electronic funds transfer to a bank account other than the bank account of record on the account

•   Any change to account ownership or registration

•   Adding or changing the bank account of record for the account

•   Authorizing telephone redemption, if not already authorized on the account

•   Authorizing online transactions, if not already authorized on the account

Green Century reserves the right to require a signature guarantee in other situations as well.

Other Account Types	The redemption requirements for corporations, other organizations, trusts, fiduciaries, institutional investors and Individual Retirement Accounts (IRAs) may be different from those for regular accounts. For more information please call 1-800-221-5519.

ONLINE SERVICES

You may access your account, conduct transactions, and view statements online by signing up for Online Services. After opening an account, visit www.greencentury.com and click on “Access My Account.” On the login screen, click “Register Now” and follow the instructions given on the website. You will need your account number and Social Security or Tax Identification Number to register for Online Access to your account.

You also have the option of selecting electronic delivery of your account statements, shareholder reports, and other documents. If you would like to receive documents electronically, log on to your account at https://greencentury.olaccess.com and click “Account Detail.” If you opt for electronic document delivery, you will automatically receive an e-mail letting you know when documents are available.

If you have questions about online services or need technical assistance, call 1-800-221-5519 Monday through Friday, 8:00 am to 6:00 pm Eastern Time.

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TRANSACTION INFORMATION

Purchases by Check.    Checks must be made payable to the Green Century Balanced Fund or the Green Century Equity Fund (or to the Green Century Funds). No third party checks will be honored. Checks also must be drawn on or payable through a U.S. bank and be in U.S. dollars. No cash deposits, travelers checks, credit card checks, money orders or counter checks will be accepted. If you purchase shares with a check that is returned due to insufficient funds, your purchase will be canceled and you will be responsible for any losses or fees incurred in the transaction.

Customer Identification Verification Procedures.    Federal law requires all financial institutions, including the Green Century Funds, to obtain, verify and record information that identifies each person who opens an account. In order to open a new account, the Funds will ask you for your name, street address, date of birth, and Social Security or Tax Identification Number. If the Funds or their Transfer Agent do not have a reasonable belief as to the identity of a customer, the account may be rejected or the shareholder may be blocked from conducting further transactions on the account in accordance with applicable law until such information is received in good order. The Funds also reserve the right to close an account within 20 business days of the date the account was opened at the net asset value of the Fund on the day the account is closed if clarifying information or documentation as to the identity of the shareholder is not received. The Funds further reserve the right to close an account if, in the opinion of the Funds or their Transfer Agent, the account is suspected of being opened for fraud or money laundering purposes. The Funds or their Transfer Agent will correspond with the prospective shareholders advising them of the reasons their account has been rejected and what, if any, information as required by the USA PATRIOT Act is necessary to allow the account to be accepted.

Account Information Changes.    To change the address on an account, you may call the Green Century shareholder services office at 1-800-221-5519 or send Green Century the information in writing as described below. To change any other information regarding an account (including a change of beneficiary or change in the automatic investment plan), you must send Green Century this information in writing. Please mail the new information to: Green Century Funds, P.O. Box 6110, Indianapolis, IN 46206-6110. Include your Green Century account number, your name, address, signature and phone number, along with the new information. If you prefer, you may fax this information to: Green Century Funds, 317-937-3014. You may confirm receipt of this information by calling the Green Century shareholders services office at 1-800-221-5519.

Please note that the following account information changes require a signature guarantee:

•	Any change to account ownership or registration
•	Adding or changing the bank account of record for the account
•	Authorizing telephone redemption, if not already authorized on the account
•	Authorizing online transactions, if not already authorized on the account

Green Century reserves the right to require a signature guarantee in other situations. For more information about signature guarantees, see Signature Guarantees on page 35.

Joint Accounts.    The Funds’ policy on the rights of joint account owners provides that any account owner has the authority to act on the account without notice to the other account owner(s). An exception to this

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policy is for some corporate accounts for which two signatures are explicitly required per written instructions on file for the account. In addition, the Funds, at their sole discretion and for their protection and that of other shareholders, may require the written consent of all account owners prior to acting upon the instructions of any account owner.

Large Redemptions.    If during any 90-day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund’s assets if that percentage is less than $250,000), the Funds reserve the right to pay all or part of the redemption proceeds in-kind, that is, in securities rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

Confirmation of Transactions.    All purchases and redemptions will be confirmed promptly. Usually a confirmation of your purchase or sale of Fund shares will be mailed by the second business day following receipt of your instructions.

Share Price Calculation.    Once each day that the New York Stock Exchange is open for trading, the share price for each Fund is calculated. This is the Fund’s Net Asset Value (the NAV). Because the Green Century Funds are no-load, this is also the offering price at which each Fund share is sold. Shares are purchased and/or sold at the next share price calculated after your order is received in good form.

All purchase and redemption requests received in good order by the Funds’ transfer agent are executed, without a sales charge, at the next-determined net asset value. Reinvested dividends receive the net asset value as of the ex-dividend date. Note however that if you redeem shares within 60 days of purchase, a 2.00% redemption fee will be charged. For additional information, see How to Sell Shares (Redemptions) on page 34.

Processing Time.    When you redeem, the Funds will normally send your redemption proceeds on the next day the New York Stock Exchange is open for trading following the receipt of your redemption request in good order, but may take up to seven days, or longer in the following cases:

Shares Recently Purchased By Check.    If you purchase shares by check and redeem them by any method within 10 days of purchase, the Funds will release your redemption proceeds when your check clears. It is possible, although unlikely, that this could take up to 10 days. If you purchase shares by Federal funds wire, you may avoid this delay.

Shares Recently Purchased by Cashier’s Check.    If you purchase shares by a cashier’s check, the Funds will hold your redemption proceeds for fifteen business days following the purchase.

Shares Purchased by Wire.    If you open an account by wire, the Funds’ transfer agent will not be able to process a redemption request until it has received your completed and signed registration form.

Tax Information.    A redemption of shares, including an exchange into another Fund, is a sale of shares and may result in a gain or loss for income tax purposes. Please see below for additional information on Dividends and Taxes.

Social Security or Tax Identification Number.    Please complete the Social Security or Tax Identification Number section of the Funds’ registration form when you open an account. Federal tax law requires the

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Funds to apply backup withholding to dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a Social Security or Tax Identification Number and certain other information or upon notification from the IRS or a broker that withholding is required. The backup withholding rate is 28%. The Funds reserve the right to reject new account registrations without a Social Security or Tax Identification Number. The Funds also reserve the right to close, by redemption, accounts without Social Security or Tax Identification Numbers.

Telephone Transaction Liability.    All shareholders may initiate transactions (except redemptions) by telephone. To redeem shares by telephone, you must elect this option in writing. See page 34 for further information. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures that are considered to be reasonable, including requesting a shareholder to provide information about the account. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds and/or their service contractors may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.

Policy on Market Timing.    Frequent purchases, exchanges and redemptions of Fund shares (often referred to as market timing or short-term trading) may hurt Fund performance by disrupting the management of the Fund’s portfolio and by increasing expenses. The Funds seek to discourage market timing and protect long-term shareholders through several methods. Pursuant to policies and procedures adopted by the Funds’ Board of Trustees, these methods include:

•	imposing a 2.00% redemption fee on the redemption or exchange of shares held less than sixty days (for more information on the redemption fee, see page 35);
•	using “fair value” pricing when appropriate so that an investor cannot purchase, redeem or exchange Fund shares at a price that does not reflect the fair value of a Fund’s portfolio;
•

monitoring shareholder account activity in order to detect patterns of frequent purchases, exchanges and sales, including those that appear to be made in response to short-term fluctuations in share price or in order to improperly avoid the imposition of the redemption fee; and

•

reserving the right to restrict or reject, limit, delay, or impose other conditions on, any exchange or purchase or to close a shareholder account based on a suspected history of market timing or if any particular transaction may adversely affect the interests of a Fund or its shareholders.

The Funds and Green Century Capital Management seek to apply the above fees and restrictions uniformly and will not waive them for any account. Neither the Funds nor Green Century Capital Management will enter into any arrangements to permit market timing in the shares of the Funds.

The Funds may not know the identity of shareholders in omnibus accounts and must rely on the assistance of the financial intermediary in whose name the account is held (a broker-dealer or retirement plan, for example). The Funds and/or their distributor or administrator, as appropriate and in accordance with applicable law, has entered into agreements with financial intermediaries requiring the intermediaries to collect the redemption fee and to provide certain information to help identify market timing activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in market timing.

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Because the Funds may not be able to detect all instances of market timing, particularly in omnibus accounts and where an investor may attempt to conceal its identity, the Funds cannot guarantee that they will be able to deter all instances of market timing or entirely eliminate short-term trading in shares of the Funds.

Reservations.     Each Fund may stop offering its shares for sale at any time and may reject any order for the purchase or exchange of shares. Each Fund may also modify the conditions of purchase at any time. Each Fund reserves the right to waive the minimum investment requirements; accounts opened with less than the minimum required amount may be subject to the minimum balances provisions. (See page 35). Each Fund reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. If a Fund suspends telephone redemption privileges, or if you have trouble getting through on the phone, you will still be able to redeem your shares by mail.

SHAREHOLDER ACCOUNT STATEMENTS

Shareholders will receive quarterly statements showing all account activity during that quarter, including dividends. Additional purchases and redemptions will be confirmed promptly, usually by the second business day after the purchase or redemption request is received. The Green Century Funds will send you detailed tax information on the amount and type of their dividends and distributions each year.

HOUSEHOLDING OF THE FUNDS’ MAILINGS TO ACCOUNTS HELD THROUGH FINANCIAL INTERMEDIARIES

For accounts held through financial intermediaries: To reduce expenses, the Funds may mail only one copy of the Funds’ Prospectus, each Annual and Semi-Annual Report and other regulatory documents to addresses at which two or more accounts are registered. If you wish to receive individual copies of these documents, please telephone 1-800-542-1061 or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

DIVIDENDS AND TAXES

The Funds normally declare and pay income dividends, if any, semi-annually in June and December and distribute net capital gains, if any, once a year in December. Each Fund intends to distribute substantially all of its income and net capital gains.

You may opt to receive distributions in cash (via check) or have them reinvested in additional shares of the Funds. Dividends and capital gain distributions are automatically reinvested unless you request otherwise. If you invest in an Individual Retirement Account (IRA), all dividends and capital gains distributions must be reinvested; however, if you are over 59 1/2 years old, distributions from IRA accounts may be paid to you in cash (via check).

The following discussion is very general. You may wish to consult a tax adviser regarding the effect that an investment in a Fund may have on your own tax situation.

Taxability of Distributions.    As long as a Fund qualifies for treatment as a regulated investment company (which each has in the past and intends to do in the future), it pays no federal income tax on the earnings it distributes to shareholders.

40

Unless you hold your shares in a tax-advantaged account (including a retirement account such as an IRA) you will normally have to pay federal income taxes, and any state or local taxes, on distributions you receive from a Fund, whether you take the distributions in cash or have them reinvested in additional shares. Non-corporate shareholders may be taxed at rates of up to 20% on distributions reported by a Fund as “qualified dividend income”. “Qualified dividend income” generally is income derived from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be “qualified dividend income” if that stock is readily tradable on an established U.S. securities market. Distributions reported as capital gain dividends are taxable as long-term capital gains without regard to the length of time you have held your shares. Long-term capital gains are taxed to non-corporate shareholders at rates of up to 20%. Other distributions are generally taxable as ordinary income. Distributions derived from interest on U.S. Government securities (but not distributions of gain from the sale of such securities) may be exempt from state and local taxes. Some dividends paid in January may be taxable as if they had been paid the previous December. A portion of dividends received from a Fund (but none of a Fund’s capital gain dividends) may qualify for the dividends-received deduction for corporate shareholders.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains are generally taken into account in computing a shareholder’s net investment income.

After the end of each year, the Green Century Funds will send you detailed tax information on the amount and type of distributions and dividends you received during that year.

Distributions by a Fund will reduce that Fund’s net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

Each Fund is also required in certain circumstances to apply backup withholding on dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is 28%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax described in the preceding paragraph. Prospective investors in a Fund should read that Fund’s account registration form for additional information regarding backup withholding of federal income tax.

41

Unless certain non-U.S. entities that hold a Fund’s shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to a Fund’s distributions payable to such entities after June 30, 2014 (or, in certain cases, after later dates) and redemptions and certain capital gain dividends payable to such entities after December 31, 2016. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Taxability of Transactions.    When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

VALUATION OF SHARES

The net asset value per share of each Green Century Fund is computed by dividing the value of each Fund’s total assets, less its liabilities, by the total number of shares outstanding.

Equity securities and other instruments held by a Fund for which market quotations are readily available are generally valued at the last sale price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) are generally valued at the NASDAQ Official Closing Price. Debt securities held by a Fund are generally valued on the basis of valuations furnished by an independent pricing service. When a market price is not available, or when a Fund has reason to believe that the price does not reflect market realities, the Fund may value securities instead by using methods approved by the Board of Trustees. In such a case, a Fund’s value for a security may be different from quoted market values. Because the Green Century Balanced Fund invests primarily in the stocks and bonds of U.S. companies that are traded on U.S. exchanges and the Equity Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, it is expected that there would be limited circumstances in which a Fund would use fair value pricing. A Fund may use fair value pricing if, for example, the exchange on which a portfolio security is principally traded closes early, trading in a particular security is halted during the day and does not resume prior to the time a Fund calculates its NAV, a portfolio security is thinly traded or a security’s issuer is in default or bankruptcy proceedings.

The net asset value per share of each Fund is determined every business day as of the close of regular trading of the New York Stock Exchange (usually 4:00 p.m. Eastern Time). For share prices 24 hours a day, call 1-800-221-5519 or visit www.greencentury.com.

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SHARES AND VOTING RIGHTS

As with other mutual funds, investors purchase shares when they invest money in a Fund. Each share and fractional share entitles the shareholder to:

•	Receive a proportional interest in a Fund’s income and capital gain distributions

•

Cast one vote for each dollar of net asset value (number of shares owned times net asset value per share) represented by a shareholder’s shares in a Fund on certain Fund matters, including the election of the Funds’ trustees and changes in fundamental policies.

The Funds are not required to hold annual meetings and, to avoid unnecessary costs, do not intend to do so except when certain matters, such as a change in its fundamental policies, must be decided. If a meeting is held and you cannot attend, you may vote by proxy. Before the meeting, the Funds will send you proxy materials that explain the issues to be decided and include instructions on voting.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Funds’ financial performance for the period of the Funds’ operations. Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment (assuming reinvestment of all dividends and distributions). The information has been derived from the Funds’ financial statements which have been audited by KPMG LLP, whose reports, along with the Funds’ financial statements, are included in the Funds’ Annual Report which is available upon request.

GREEN CENTURY BALANCED FUND

FINANCIAL HIGHLIGHTS

	For the Years Ended July 31,
	2014	2013	2012	2011	2010
Net Asset Value, beginning of year	21.43	$18.06	$17.50	$15.76	$14.75

Income from investment operations:
Net investment income	0.09	0.13	0.10	0.13	0.18
Net realized and unrealized gain on investments	2.31	3.37	0.56	1.75	1.01

Total increase from investment operations	2.40	3.50	0.66	1.88	1.19

Less dividends:
Dividends from net investment income	(0.09)	(0.13)	(0.10)	(0.14)	(0.18)

Net Asset Value, end of year	$23.74	$21.43	$18.06	$17.50	$15.76

Total return	11.20%	19.44%	3.81%	11.92%	8.07%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$121,907	$85,650	$58,798	$58,410	$52,761
Ratio of expenses to average net assets	1.48%	1.48%	1.45%	1.38%	1.38%
Ratio of net investment income to average net assets	0.44%	0.66%	0.58%	0.72%	1.13%
Portfolio turnover	42%	31%	58%	70%	48%

GREEN CENTURY EQUITY FUND

FINANCIAL HIGHLIGHTS

	For the Years Ended July 31,
	2014	2013	2012	2011	2010
Net Asset Value, beginning of year	$26.30	$20.81	$19.99	$17.44	$15.65

Income from investment operations:
Net investment income	0.19	0.21	0.19	0.18	0.17
Net realized and unrealized gain on investments	3.79	5.48	0.83	2.57	1.77

Total increase from investment operations	3.98	5.69	1.02	2.75	1.94

Less dividends:
Dividends from net investment income	(0.17)	(0.20)	(0.20)	(0.20)	(0.15)
Distributions from net realized gains	—	—	—	—	—

Total decrease from dividends	(0.17)	(0.20)	(0.20)	(0.20)	(0.15)

Net Asset Value, end of year	$30.11	$26.30	$20.81	$19.99	$17.44

Total return	15.16%	27.49%	5.14%	15.77%	12.39%
Ratios/Supplemental data:
Net assets, end of year (in 000’s)	$95,358	$66,809	$50,972	$53,363	$46,591
Ratio of expenses to average net assets	1.25%	1.25%	1.16%	0.95%	0.95%
Ratio of net investment income to average net assets	0.72%	0.92%	0.97%	0.92%	0.97%
Portfolio turnover	32%	17%	14%	13%	13%

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PRIVACY POLICY

The Green Century Funds respect the privacy of our shareholders and customers. Our policy is to safeguard the personal information you have entrusted to us.

We collect nonpublic personal and financial information from you for the purpose of opening and maintaining a Green Century Funds shareholder account. The information we collect may include your name, address, Social Security Number, birth date, telephone number, email address, and/or bank account number. This information may come from your request for Green Century literature, your account registration forms, transactions in your account and other correspondence.

We do not sell any information about our current or former customers to third parties. Green Century may share your personal and financial information with third parties only:

•	When authorized by you.
•	As required or otherwise permitted by law.
•	To process transactions and service your account.

The third parties with whom we may share your personal and financial information, as described above, may include:

•	Affiliated and non-affiliated service providers (for example, the Funds’ Transfer Agent and printing and mailing providers who process transactions and service your account);
•	Government agencies, other regulatory bodies and law enforcement officials (for example, for tax purposes or for reporting suspicious transactions); and,
•	Other organizations, as permitted by law (for example, for fraud prevention).

Our contracts with service providers require them to maintain the confidentiality of your information.

Green Century restricts access to nonpublic personal and financial information about you to those employees who need to know that information in order to provide products or services to you. We require our employees to guard the confidentiality of your information and we maintain policies and procedures to safeguard your nonpublic personal and financial information.

Privacy Online.    Just as we protect your personal and financial information collected on account registration forms and other correspondence, we also employ security measures to protect your information while you view your account or conduct transactions online. Our online account access website provides a secure platform to prevent unauthorized access to your information. Your Internet browser provides additional security by allowing us to use Secure Socket Layer (SSL) encryption up to 128-bit length encryption (the most secure system currently available) when transmitting your information. In an effort to provide the highest degree of security for your information, we strongly recommend the use of 128-bit encryption browsers. Versions of Mozilla 2.0 and higher, and Microsoft Internet Explorer 6.0 and higher provide this level of security.

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Encryption is the process for scrambling your identification and account information as it passes between our system and your computer. The encryption process is built into most Internet browsers. The larger the number of bits for encryption (e.g. 40 or 128) the more difficult (exponentially) it is for an unauthorized person to unscramble the transmission. The highest level of encryption commercially available is 128-bit and is what we recommend to access your information.

Notice.     Green Century will provide you notice of our Privacy Policy annually, as long as you maintain an account with us. Green Century reserves the right to make changes to this policy. We will notify you in writing before we make changes that affect the way we collect and share your information. If you have chosen to receive Green Century documents electronically, we will provide notification to you via email. We will notify you through periodic updates of our Privacy Policy online when we make changes that affect the security measures we employ to protect your information while viewing your account information or conducting transactions online.

Should you have questions, please telephone us at 1-800-93-GREEN.

This Privacy Policy applies to the Green Century Funds and Green Century Capital Management, Inc. (7/09)

The Green Century Funds Privacy Policy is not a part of the Prospectus.

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INVESTMENT ADVISER AND ADMINISTRATOR

Green Century Capital Management, Inc.

114 State Street

Boston, MA 02109

1-800-93-GREEN

www.greencentury.com

email: info@greencentury.com

INVESTMENT SUBADVISER (Balanced Fund)

Trillium Asset Management LLC

Two Financial Center

60 South Street, Suite 1100

Boston, MA 02111

INVESTMENT SUBADVISER (Equity Fund)

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, IL 60603

LICENSOR OF THE KLD400 EX FOSSIL FUELS INDEX (Equity Fund)

MSCI Inc.

7 World Trade Center

250 Greenwich Street, 49th Floor

New York, NY 10007

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

SUBADMINISTRATOR AND DISTRIBUTOR

UMB Fund Services, Inc. (Subadministrator)

UMB Distribution Services, LLC (Distributor)

235 West Galena Street

Milwaukee, WI 53212

CUSTODIAN

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

TRANSFER AGENT

Huntington Asset Services, Inc.

2960 North Meridian, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

TO INVEST AND FOR ACCOUNT CORRESPONDENCE:

Green Century Funds

PO Box 6110

Indianapolis, IN 46206-6110

1-800-221-5519

A Statement of Additional Information about the Funds has been filed with the Securities and Exchange Commission (SEC). The Statement of Additional Information and the independent registered public accounting firm’s report and financial statements in the Fund’s most recent annual report are incorporated by reference in this prospectus. Additional information about the Green Century Funds’ investments is available in the Funds’ annual and semi-annual reports. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. To obtain free copies of any of these documents or to make shareholder inquiries, call 1-800-93-GREEN. Each of these documents is also available on our website at www.greencentury.com.

Fund reports, the Statement of Additional Information and other information about the Funds are also available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee, by writing the SEC’s Public Reference Section, Washington DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You may also visit the SEC’s public reference room in Washington, D.C. For more information about the Public Reference Room you may call the SEC at 1-202-551-8090.

811-06351

Printed on recycled paper with soy-based ink.

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2014

GREEN CENTURY FUNDS

Green Century Balanced Fund: GCBLX

Green Century Equity Fund: GCEQX

114 State Street, Suite 200, Boston, Massachusetts 02109

Green Century Funds (the “Trust” or the “Funds” or “Green Century”) offers two separate series (each, a “Fund”), each with its own investment objective. Each Fund pursues its respective investment objective through investments consistent with the Trust’s commitment to environmental responsibility. The Green Century Balanced Fund (the “Balanced Fund”) seeks capital growth and income from a diversified portfolio of stocks and bonds. The Green Century Equity Fund (the “Equity Fund”) seeks to provide long-term total return which matches the performance of an index made up of the stocks of companies selected based on environmental, social and governance criteria. There can be no assurance that the investment objective of either Fund will be achieved.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Trust’s Prospectus dated November 28, 2014, a copy of which may be obtained from the Trust at the address noted above or by telephoning 1-800-93-GREEN. Terms used but not defined herein, but which are defined in the Prospectus, are used as defined in the Prospectus.

The following are incorporated by reference to the Annual Report dated July 31, 2014, of Green Century Funds (File No. 811-06351) as filed with the Securities and Exchange Commission (“SEC”) on October 7, 2014.

1.	Green Century Balanced Fund Portfolio of Investments

2.	Green Century Balanced Fund Statement of Assets and Liabilities

3.	Green Century Balanced Fund Statement of Operations

4.	Green Century Balanced Fund Statements of Changes in Net Assets

5.	Green Century Balanced Fund Financial Highlights

6.	Green Century Equity Fund Portfolio of Investments

7.	Green Century Equity Fund Statement of Assets and Liabilities

8.	Green Century Equity Fund Statement of Operations

9.	Green Century Equity Fund Statements of Changes in Net Assets

10.	Green Century Equity Fund Financial Highlights

11.	Notes to Financial Statements

12.	Report of Independent Registered Public Accounting Firm

Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-93-GREEN or at www.greencentury.com.

THE GREEN CENTURY FUNDS

The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 1, 1991.

INVESTMENT OBJECTIVES, RISKS AND POLICIES

The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Funds.

BALANCED FUND

Repurchase Agreements—Repurchase agreements may be entered into for the Fund only with selected banks or broker-dealers. A repurchase agreement is an agreement in which the seller of a security agrees to repurchase from the Fund the security sold to the Fund at a mutually agreed upon time and price. As such, repurchase agreements are viewed as the lending of money to the seller of the security. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will usually be short, from overnight to one week. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund will always receive as collateral securities whose market value (which is marked to the market daily), including accrued interest, will be at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. Payment for such securities will be made by the Fund only upon physical delivery or evidence of book entry transfer to the account of the Trust’s custodian. If the seller under a repurchase agreement becomes insolvent, the Fund’s right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. If the seller of the security defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. The seller of the security may also fail to repurchase the obligations. Repurchase agreements are considered collateralized loans under the 1940 Act.

A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 15% of the market value of the Fund’s net assets would be invested in such repurchase agreements together with any illiquid securities that the Fund may hold. The Balanced Fund has no current intention to invest more than 10% of its net assets in repurchase agreements.

Certificates of Deposit — The Fund may invest in certificates of deposit of large domestic or foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars or the equivalent thereof) and certificates of deposit of smaller banks as described below. Although the Trust recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign bank or a foreign branch of a domestic bank. (See “Foreign Securities”.)

The Fund may also invest in certificates of deposit issued by banks, credit unions, and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $250,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund’s assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of one billion dollars.

When-Issued Securities— The Fund may purchase securities offered on a “when-issued” or “forward delivery” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, the purchaser makes no payment to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. The Trust does not believe that the Fund’s net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. The Fund will establish a segregated account in which it will maintain cash, U.S. Government securities and high-grade debt obligations equal in value to commitments for when-issued or forward delivery securities.

U.S. Government Agency Obligations—The Fund may invest in obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government (i.e., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)), some of which are supported by the right of the issuer to borrow from the U.S. Government (i.e., obligations of the Federal Home Loan Banks) and some of which are backed only by the credit of the issuer itself.

Mortgage-Backed Securities—The Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits (“REMIC”) pass-through certificates, collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities (“SMBS”), and other types of mortgage-backed securities that may be available in the future. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities, including those that are issued by private issuers, the Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as mortgage-backed securities.

Unlike mortgage-backed securities issued or guaranteed by the U. S. government or one of its sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.

In addition, mortgage-backed securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

If the Fund purchases subordinated mortgage-backed securities, the subordinated mortgage-backed securities may serve as a credit support for the senior securities purchased by other investors. In addition, the payments of principal and interest on these subordinated securities generally will be made only after payments are made to the holders of securities senior to the Fund’s securities. Therefore, if there are defaults on the underlying mortgage loans, the Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss.

Privately issued mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Guaranteed Mortgage Pass-Through Securities—Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to GNMA, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered corporation which is subject to general regulation by the Secretary of Housing and Urban Development, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans. Although the U.S. government has provided financial support to FNMA and FHLMC in the past, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-related securities without insurance or guarantees may be purchased if the subadviser determines that the securities meet the Fund’s quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations (“CMOs”)—CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”) and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMO or REMIC certificate, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

Stripped Mortgage-Backed Securities (“SMBS”)—SMBS are multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The Fund may invest in SMBS that are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. The subadviser may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of the Fund’s limitation on investments in illiquid securities. The yields and market risk of interest-only and principal-only SMBS, respectively, may be more volatile than those of other fixed income securities.

The Fund also may invest in planned amortization class (“PAC”) and target amortization class (“TAC”) CMO bonds which involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Risk Factors Associated with Mortgage-Backed Securities—Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the Fund does not intend to acquire “residual” interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.

Foreign Currencies—Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

Because the Balanced Fund may be invested in both U.S. and foreign securities markets, changes in the Fund’s share price will not be perfectly correlated with movements in the U.S. markets. The Fund’s share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund’s investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Fund may invest in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

Floating Rate Obligations—Certain of the obligations that the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specific market rates or indices, such as the London Interbank Offered Rate (“LIBOR”) or the Prime Rate, and at specified intervals. Certain of such obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

Because of the variable rate nature of such instruments, the yield of the Fund will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods where prevailing interest rates have increased, the Fund’s yield will increase and its shareholders will have reduced risk to capital depreciation.

Zero Coupon Securities—The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity, whether issued by the U.S. Treasury, by U.S. Government agencies, authorities, or instrumentalities, or by other foreign or U.S. issuers. Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal (“coupons”) which have been separated (or “stripped”) by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the “corpus”) of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRS”) and Certificate of Accrual on Treasuries (“CATS”). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Funds, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. Government securities for the purpose of determining if the Fund is “diversified,” or for any other purpose, under the 1940 Act.

The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Equity Investments—Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from common stock. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer’s common stock because they rank senior to common stock.

Debt Securities—The Fund may invest in debt securities of foreign and U.S. issuers, including the debt of international organizations such as the World Bank, the International Monetary Fund, regional multilateral development banks and others. The Fund’s debt investments may be selected on the basis of current income as well as capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk.

Risks Related to Lower-Rated Securities

The Fund’s investments in high yield, high-risk debt obligations rated below investment grade, which have speculative characteristics, bear special risks. They are subject to greater credit risks, including the possibility of default or bankruptcy of the issuer. The value of such investments may also be subject to a greater degree of volatility in response to economic downturns and changes in the financial condition of the issuer. These securities generally are less liquid than higher quality securities. During periods of deteriorating economic conditions and contractions in the credit markets, the ability of such issuers to service their debt, meet projected goals or obtain additional financing may be impaired. The Fund will also take such action as it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any such obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons and firms (including affiliates of the investment adviser and investment subadviser) to evaluate or protect any real estate or other assets securing any such obligation or acquired by the Fund as a result of any such event. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of the Fund’s net asset value per share.

There remains some uncertainty about the performance level of the market for lower-rated securities under adverse market and economic environments. An economic downturn or increase in interest rate could have a negative impact on both the markets for lower-rated securities (resulting in a greater number of bond defaults) and the value of lower-rated securities held in the portfolio of investments.

The economy and interest rates can affect lower-rated securities differently than other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

If an issuer of a security defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower-rated securities as well as the Fund’s net asset value. In general, both the prices and yields of lower-rated securities will fluctuate.

In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result the Fund’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market. Illiquid or restricted securities held by the Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

The ratings assigned by nationally recognized statistical rating organizations evaluate the safety of lower-rated securities’ principal and interest payments, but do not address market value risk. The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate and may not accurately describe the risk of the security. Because the ratings of the nationally recognized statistical rating organizations may not always reflect current conditions and events, in addition to using nationally recognized statistical rating organizations and other sources, the subadviser performs its own analysis of the issuers whose lower-rated securities the Fund holds. Because of this, the Fund’s performance may depend more on the subadviser’s credit analysis than is the case of mutual funds investing in higher-rated securities.

Options on Securities—For hedging purposes and to increase income, the Balanced Fund may write (sell) covered (under SEC regulations) call and put options on individual securities and on stock indices and may engage in related closing transactions. Options trading is a highly specialized activity that entails greater than ordinary investment risks. Risks associated with writing covered options include the possible inability to effect closing transactions at favorable prices; an appreciation limit on the securities set aside for settlement; losses caused by unanticipated market movements; and the Fund’s subadviser’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors.

The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a “closing purchase transaction.” Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The investment adviser and investment subadviser will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Trust’s Trustees.

Options on Securities Indices—In addition to options on securities, the Fund may also purchase and write (sell) call and put options on securities indices. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Fund generally will only purchase or write such an option if the investment adviser and investment subadviser believe the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless its investment adviser and investment subadviser believe the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities. Price movements in the Fund’s portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

Options on Currencies—The Fund may write (sell) call and put options on currencies to increase gain and may purchase such options to hedge the value of securities the Fund holds or intends to buy. Purchased currency options may be denominated in a currency that is linked to the currency the Fund owns or may wish to purchase. This technique, referred to as “proxy hedging,” involves the additional risk that the linkage between the currencies may be changed or eliminated.

Futures Contracts—The Fund may enter into futures contracts on securities, currencies and indices which are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Fund will do so to hedge against anticipated changes in securities values, as a substitute for the purchase or sale of securities or currencies or to enhance return.

For bona fide hedging or other permissible risk management purposes, such as protecting the price or interest rate of a security it intends to buy, the Balanced Fund may enter into interest-rate, securities-index and currency futures contracts and may purchase and write put and call options on these futures contracts. Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quantity of a foreign currency. The Fund may lose the expected benefit of futures transactions if securities prices or interest rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, changes in the value of the Fund’s futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. This could limit the Fund’s ability to hedge effectively against interest-rate and/or market risk and give rise to additional risks.

The Fund may also purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC, or, consistent with CFTC regulations, on foreign exchanges.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, the Fund’s ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Fund will not purchase or write options on futures contracts unless, in the opinion of the Fund’s Adviser and subadviser, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

While futures contracts will be traded to reduce certain risks, futures trading itself entails certain other risks. Unanticipated changes in securities values, interest rates or currency prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Some futures contracts may not have a broad and liquid market, in which case the contracts may not be able to be closed at a fair price and the Fund may lose in excess of the initial margin deposit. Moreover, in the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

The Fund will incur brokerage costs and will be required to post and maintain “margin” as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Fund. In addition, the Fund is required to segregate assets, such as liquid securities and cash, in an amount equal to the value of the instruments underlying futures contracts and call options purchased and put options written by the Fund.

The Fund’s ability to enter into futures contracts, options on futures contracts and options on foreign currencies or invest in other derivative contracts may be limited by applicable law and regulations, including CFTC rules.

Financial reform laws enacted after the financial crisis of 2008-2009, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), are changing many aspects of financial regulation applicable to derivatives. For instance, Dodd-Frank calls for the comprehensive regulation of swaps by the CFTC and the Securities and Exchange Commission (the “SEC”). The CFTC and the SEC are in the process of adopting and implementing new regulations applicable to these instruments, including rules with respect to recordkeeping, reporting, business conduct, relationship documentation, margin, clearing, and trade execution requirements. In addition, Dodd-Frank requires the registration of certain parties that deal or engage in substantial trading, execution or advisory activities in the markets for swaps. New regulations are changing the derivatives markets. The regulations may make using derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance. The extent and impact of these regulations are not yet fully known and may not be known for some time.

The Fund’s use of derivatives may be affected by other applicable laws and regulations and may be subject to review by the SEC, the CFTC, exchange and market authorities and other regulators in the United States and abroad. The Fund’s ability to use derivatives may be limited by tax considerations.

Certain derivatives transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that are either required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, the Fund bears the risk of default by its counterparty. In a cleared derivatives transaction, the Fund is instead exposed to the risk of default of the clearinghouse and, to the extent the Fund has posted any margin, the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

Derivatives involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. For derivatives not guaranteed by an exchange or clearinghouse, the Fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs, disagreements as to the meaning of contractual terms and litigation in enforcing those remedies.

Forward Currency Exchange Contracts—In an attempt to manage currency risk, the Balanced Fund may purchase and sell forward foreign currency exchange contracts, options on currencies and other currency instruments with respect to 5% of its assets. A forward currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

While the Fund will enter into forward and futures contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transaction. Moreover, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and forward or futures contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Combined Transactions—The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions (“component” transactions), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the investment adviser and investment subadviser, it is in the best interest of the Fund to do so. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.

Use of Segregated and Other Special Accounts—Options, futures and forward foreign currency transactions which obligate the Fund to provide cash, securities or currencies to complete such transactions will entail the Fund either segregating assets in an account with, or on the books of, the Custodian to the extent the Fund does not own the securities, or the securities denominated in the currency, which are the subject of the obligation, or otherwise “covering” the transaction as allowed under interpretive positions of the SEC. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate high-grade liquid debt obligations sufficient to meet the obligation by purchasing and delivering the securities if the call is exercised. A call option written on an index will require the Fund to have portfolio securities that correlate with the index or to segregate such high-grade liquid assets. A put option written by the Fund also will require the Fund to segregate such high-grade liquid assets sufficient to cover the Fund’s obligation to buy the securities covered by the put if the put is exercised.

Except when the Fund enters into a forward contract for the purpose of the purchase or sale of a security denominated in a foreign currency, a forward foreign currency contract which obligates the Fund to provide currencies will require the Fund to hold currencies or liquid securities denominated in that currency which will equal the Fund’s obligations. Such a contract requiring the purchase of currencies also requires segregation.

Unless the Fund owns or maintains a segregated account consisting of the securities, cash or currencies which are the subject of the obligation as described above, the Fund will hold liquid assets in a segregated account. These assets cannot be transferred while the obligation is outstanding unless replaced with other suitable assets. Rather than segregating assets in the case of an index-based transaction, the Fund could own securities substantially replicating the movement of the particular index.

In the case of a futures contract, the Fund, apart from its duty to segregate, must deposit initial margin and variation margin, as often as daily if the position moves adversely, sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Similarly, options on futures contracts require margin to the extent necessary to meet the Fund’s commitments.

In lieu of such procedures, such transactions may be covered by other means, consistent with applicable regulatory policies. The Fund may enter into certain offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Of course, the offsetting transaction must terminate at the time of or after the primary transaction.

EQUITY FUND

The Equity Fund seeks to achieve its investment objective by investing in the common stocks comprising the MSCI KLD 400 Social ex Fossil Fuels Index (the KLD400 ex Fossil Fuels Index), a custom index calculated by MSCI Inc. The KLD400 ex Fossil Fuels Index is comprised of the common stocks of the approximately 400 companies in the MSCI KLD 400 Social Index (formerly the “Domini 400 SocialSM Index”) (the “KLD400 Index”), minus the stocks of the companies that explore for, extract, process or refine coal, oil or gas included in the KLD400 Index.

The KLD400 Index is a float-adjusted, market capitalization-weighted, common stock index of U.S. equities. “Float-adjusted” means that only the shares of company stock that are readily available in the public market will be used to calculate a company’s market capitalization. Shares that are closely held by other publicly traded companies, control groups, or government agencies will be excluded from the calculation. Launched in May 1990, the KLD400 Index is the first benchmark index constructed using environmental, social and governance (“ESG”) factors. It is a widely recognized benchmark for measuring the impact of environmental, social and governance screening on investment portfolios.

The KLD400 Index includes companies that have positive environmental, social and corporate governance performance relative to their industry and sector peers, and in relation to the broader market. The Equity Fund does not invest in, and the KLD400 ex Fossil Fuels Index excludes, companies that explore for, extract, process or refine coal, oil or gas.

The Equity Fund intends to readjust its securities holdings periodically such that those holdings will correspond, to the extent reasonably practicable, to the KLD400 ex Fossil Fuels Index both in terms of composition and weighting. The timing and extent of adjustments in the holdings of the Equity Fund, and the extent of the correlation of the holdings of the Equity Fund with the KLD400 ex Fossil Fuels Index, will reflect the Equity Fund’s subadviser’s judgment as to the appropriate balance as between the goal of correlating its holdings with the composition of the KLD400 ex Fossil Fuels Index and the goals of minimizing transaction costs and keeping sufficient reserves available for anticipated redemptions of shares. Northern Trust Investments, Inc. (“Northern Trust” or the “Subadviser”) is the Equity Fund’s Subadviser. To the extent practicable, the Equity Fund will seek a correlation between the weightings of securities held by the Equity Fund to the weightings of the securities in the KLD400 ex Fossil Fuels Index of 0.95 or better. The Board of Trustees of the Equity Fund will receive and review, at least quarterly, a report prepared by the Subadviser comparing the performance of the Equity Fund with that of the KLD400 ex Fossil Fuels Index, and comparing the composition and weighting of the Equity Fund’s holdings with those of the KLD400 ex Fossil Fuels Index, and will consider what action, if any, should be taken in the event of a significant variation between the performance of the Equity Fund and that of the KLD400 ex Fossil Fuels Index, or between the composition and weighting of the Equity Fund’s securities holdings with those of the stocks comprising the KLD400 ex Fossil Fuels Index. If the correlation between the weightings of securities held by the Equity Fund and the weightings of the stocks in the KLD400 ex Fossil Fuels Index falls below 0.95, the Board of Trustees of the Equity Fund will review with the Adviser and the Subadviser of the Equity Fund methods for increasing such correlation, such as through adjustments in securities holdings of the Equity Fund. To the extent practicable, the Equity Fund will attempt to be fully invested.

The Equity Fund reserves the right to temporarily use a different investment strategy for defensive purposes in response to extraordinary market conditions, economic factors, or other occurrences. This may adversely affect the Equity Fund’s performance and the Equity Fund may not achieve its investment objective. Investors should note, however, that the Equity Fund may decide not to do so in the future, even in the event of deteriorating market conditions.

Securities Subject to Taxation: With respect to stocks of foreign issuers, the Equity Fund does not purchase securities which the Equity Fund believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Equity Fund’s investments. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to any of the Equity Fund’s investments, the effect may be to reduce the income received by the Equity Fund on such investments.

Rule 144A Securities: The Equity Fund may invest in certain restricted securities (“Rule 144A securities”) for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A, as defined under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers. The Equity Fund does not currently intend to invest in these securities.

One effect of Rule 144A is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities will develop or be maintained. In promulgating Rule 144A, the SEC stated that the ultimate responsibility for liquidity determinations is that of an investment company’s board of directors. However, the SEC stated that the board may delegate the day-to-day function of determining liquidity to the fund’s investment adviser, provided that the board retains sufficient oversight.

To the extent that liquid Rule 144A securities that the Equity Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Equity Fund’s assets invested in illiquid assets would increase. The Adviser and the Subadviser will monitor the Equity Fund’s investments in Rule 144A securities and will consider appropriate measures to enable the Equity Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Repurchase Agreements: The Equity Fund may invest in repurchase agreements that are fully collateralized by securities in which the Equity Fund may otherwise invest. A repurchase agreement involves the purchase of a security that later must be sold back to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the New York Stock Exchange (“NYSE”) (or a subsidiary thereof)) at an agreed time (usually not more than seven days from the date of purchase) and price. The resale price reflects the purchase price plus an agreed-upon market rate of interest. Under the 1940 Act, repurchase agreements may be considered to be loans by the buyer. If the seller defaults, the underlying security constitutes collateral for the seller’s obligation to pay although the Equity Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. In the event of the bankruptcy of the other party to a repurchase agreement, the Equity Fund could experience delays in recovering either the securities or cash. To the extent that, in the meantime, the value of the securities purchased has decreased, the Equity Fund could experience a loss.

Option Contracts: Although it has no current intention to do so, the Equity Fund may in the future enter into certain transactions in stock options for the purpose of hedging against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. Generally, the Equity Fund would only enter into such transactions on a short-term basis pending readjustment of its holdings of underlying stocks.

The purchase of an option on an equity security provides the holder with the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, for a fixed price at any time up to a stated expiration date. The holder is required to pay a non-refundable premium, which represents the purchase price of the option. The holder of an option can lose the entire amount of the premium, plus related transaction costs, but not more. Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or deliver the security in return for the purchase price in the case of a put option.

Prior to exercise or expiration, an option position may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the exchange on which the position was originally established. While the Equity Fund would establish an option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular option contract at any specific time. In that event, it may not be possible to close out a position held by the Equity Fund, and the Equity Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out option positions also could have an adverse impact on the Equity Fund’s ability effectively to hedge its portfolio.

Transactions by the Equity Fund in options on securities will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options that the Equity Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser or the Subadviser. An exchange, board of trade, or other trading facility may order the liquidation of positions found to be in excess of these limits and it may impose certain other sanctions.

Short Sales: Although it has no current intention to do so, the Equity Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Equity Fund owns an equal amount of such securities, or securities convertible into such securities.

BALANCED FUND AND EQUITY FUND

Foreign Securities — Diversification of assets on a global basis decreases the degree to which events in any one country, including the United States, will affect an investor’s entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the United States economy, providing investment opportunities, although there can be no assurance that this will be true in the future. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Investors should recognize that investing in foreign securities involves certain risk factors, including those set forth below, which are not typically associated with investing in United States securities and which may affect the Funds’ performance favorably or unfavorably. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the NYSE, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets is less than that in the United States market and, at times, volatility of price can be greater than in the United States. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on portfolio transactions. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. It may be more difficult for the Funds’ agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Some markets in which the Funds may invest are located in parts of the world that have historically been prone to natural disasters that could result in a significant adverse impact on the economies of those countries and investments made in those countries. The investment advisers seek to mitigate the risks associated with the foregoing considerations through diversification and continuous professional management.

The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”) and, in the case of the Balanced Fund, Global Depositary Receipts (“GDRs”). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership in the underlying securities. Transactions in these securities may not necessarily be settled in the same currency as transactions in the securities into which they represent. Generally ADRs, in registered form, are designed for use in U.S. securities markets. GDRs are receipts issued in more than one country, evidencing ownership in underlying securities issued by a foreign company.

Some countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets.

Natural Disasters — Certain areas of the world, including areas within the United States, historically have been prone to natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts. Such disasters, and the resulting damage, could have a significant adverse impact on the economies of those areas and on the ability of issuers in which the Fund invests to conduct their businesses, and thus on the investments made by the Fund in such geographic areas and/or issuers. Adverse weather conditions could have a significant adverse impact on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Risks of Specialized Investment Techniques Abroad — The above described specialized investment techniques, when conducted abroad, may not be regulated as effectively as in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Funds’ ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Lending of Portfolio Securities — Each Fund may lend its securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral, consisting of U.S. Government securities or cash or letters of credit, which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) the loan may be called at any time and the return of the securities loaned obtained within three business days; (3) each Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of a Fund.

Each Fund will earn income for lending its securities either in the form of fees received from the borrower of the securities or in connection with the investment of cash collateral in short-term money market instruments. The Fund will continue to have the market risks and other risks associated with owning the securities on loan, as well as the risks associated with the investment of the cash collateral received in connection with the loan. Loans of securities also involve a risk that the borrower may fail to return the securities, there may be a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, a delay in recovery of the securities, or the loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the Fund can dispose of it. The Fund may not exercise voting rights on loaned securities, but reserves the right to recall loaned securities so that they may be voted according to the Fund’s proxy voting policy.

In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Funds, the investment adviser of the Funds, or the investment subadviser of either of the Funds.

At the present time, neither Fund intends to loan securities worth more than 5% of the Fund’s assets.

INVESTMENT RESTRICTIONS

Each Fund is operated under the following investment restrictions which are deemed fundamental policies and may be changed with respect to a Fund only with the approval of the holders of a “majority of the outstanding voting securities” of the Fund which, as defined in the 1940 Act and as used herein, means the vote of the lesser of (i) 67% or more of the voting power of the Fund’s outstanding voting securities present at a meeting, if the holders of more than 50% of the voting power of the Fund’s outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the voting power of the Fund’s outstanding voting securities, whichever is less.

BALANCED FUND

The Trust, on behalf of the Balanced Fund, may not:

(1) borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

(2) underwrite securities issued by other persons, except that all or any portion of the assets of the Balanced Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except in so far as the Balanced Fund may technically be deemed an underwriter under the 1933 Act in selling a security;

(3) make loans to other persons if such loans are prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

(4) purchase or sell real estate or interests in oil, gas or mineral leases in the ordinary course of business (the Balanced Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Balanced Fund);

(5) purchase or sell commodities or commodities contracts in the ordinary course of business (the foregoing shall not preclude the Balanced Fund from purchasing or selling futures contracts or options thereon);

(6) invest more than 25% of its assets in any one industry except that all or any portion of the assets of the Balanced Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; and

(7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

Non-Fundamental Restrictions—In order to comply with certain federal statutes and policies the Trust, on behalf of the Balanced Fund, will not as a matter of operating policy:

(1) purchase securities issued by any investment company if as a result thereof (a) more than 10% of the Fund’s total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund’s total assets (taken at the greater of cost or market value)will be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer will be held for the Fund;

(2) invest more than 15% of the net assets of the Fund (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable;

(3) with respect to 75% of the total assets of the Fund, invest more than 5% of the total assets of the Fund in the securities or obligations of any one issuer (other than U.S. Government obligations) or acquire more than 10% of the outstanding voting securities of any one issuer.

These policies are not fundamental and may be changed without shareholder approval in response to changes in the various state and federal requirements.

EQUITY FUND

The Equity Fund may not:

(1) borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

(2) underwrite securities issued by other persons, except that all or any portion of the assets of the Equity Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except in so far as the Equity Fund may technically be deemed an underwriter under the 1933 Act in selling a security;

(3) make loans to other persons if such loans are prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

(4) purchase or sell real estate or interests in oil, gas or mineral leases in the ordinary course of business (the Equity Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Equity Fund);

(5) purchase or sell commodities or commodities contracts in the ordinary course of business (the foregoing shall not preclude the Equity Fund from purchasing or selling futures contracts or options thereon);

(6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder; and

(7) invest more than 25% of its assets in any one industry except that (i) all or any portion of the assets of the Equity Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and (ii) if an investment objective or strategy of the Equity Fund is to match the performance of an index and the stocks in a single industry comprise more than 25% of such index, the Equity Fund may invest more than 25% of its assets in that industry.

Non-Fundamental Restrictions: In order to comply with certain federal statutes and policies, the Equity Fund will not, as a matter of operating policy, purchase puts, calls, straddles, spreads and any combination thereof if the value of its aggregate investment in such securities will exceed 5% of the Equity Fund’s total assets at the time of such purchase. This policy is not fundamental and may be changed by the Equity Fund without the approval of its investors in response to changes in federal requirements.

In addition, as a non-fundamental policy, the Equity Fund will under normal circumstances and as a matter of operating policy, invest at least 80% of its assets in equity securities and related investments. Compliance with this non-fundamental investment restriction is measured at the time an investment is made. Shareholders of the Equity Fund will be provided with at least 60 days’ prior notice of any change in the non-fundamental restriction set forth in this paragraph.

In addition, as a non-fundamental policy, not more than 15% of the net assets of the Equity Fund will be invested in illiquid securities, except that the Equity Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder.

In addition, as a non-fundamental policy, the Equity Fund may not, as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Equity Fund’s total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the (i) United States, (ii) any state or political subdivision thereof, (iii) any political subdivision of any such state, or (iv) any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state), provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) the Equity Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act the rules and regulations thereunder, and exemptive orders granted under such Act.

In addition, as a non-fundamental policy, the Equity Fund may not, as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Equity Fund, provided that, for purposes of this restriction, (i) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (ii) the Equity Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act the rules and regulations thereunder, and exemptive order granted under such Act.

Percentage Restrictions: If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund will not be considered a violation of policy; provided that if at any time the ratio of borrowings of a Fund to the net asset value of a Fund exceeds the ratio permitted by Section 18(f) of the 1940 Act, a Fund will take the corrective action required by Section 18(f).

TRUSTEES AND OFFICERS

The affairs of the Green Century Funds are conducted under the direction of the Board of Trustees of Green Century in accordance with the laws of the Commonwealth of Massachusetts.

The Trustees and Officers of the Trust, their ages, their principal occupations during the past five years (although their titles may have varied during the period), other directorships held during the past five years and the number of investment companies in the Green Century Family of Funds that the Trustees oversee are set forth below.

Trustees of the Trust

Green Century Funds Trustees and Officers

The following table presents information about each Trustee and each Officer of the Trust. Each Trustee and each officer of the Trust noted as an “interested person” (as defined in the 1940 Act), and noted with an asterisk, is interested by virtue of his or her position with the Funds as described below. The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee holds office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office. During the past five years, no Trustee or Officer has been a director of a public company or a registered investment company other than, with respect to the Trustees, the Funds.

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held During Past 5 Years	Number of Funds in Green Century Family of Funds Overseen by Trustee
Independent Trustees:

Jonathan Darnell 114 State Street Suite 200 Boston, MA 02109 Age: 54	Trustee since 2014	Managing Director, Pickwick Capital Partners (since 2014); President/Founder, Patolan Partners (since 2011); Vice President, Morgan Stanley, Private Wealth Management Group (2004-2011).	Advisory Board member, CardioReady LLC; Board member, Voices for Progress.	2

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held During Past 5 Years	Number of Funds in Green Century Family of Funds Overseen by Trustee

Laurie Moskowitz 114 State Street Suite 200 Boston, MA 02109 Age: 50	Trustee since 2014	Senior Director, Campaigns, US & Canada, the ONE Campaign (since 2011); Founder and Principal Partner, FieldWorks (2001-2011).	None	2

Bancroft R. Poor 114 State Street Suite 200 Boston, MA 02109 Age: 58	Trustee since 2014	Vice President for Operations/Chief Financial Officer/Assistant Treasurer, Massachusetts Audubon Society (since 1994).	Trustee and Chair of Finance and Administration Committee, the Quebec Labrador Foundation (since 2007); Director and Treasurer of US Offshore Wind Collaborative (2010-2013).	2

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held During Past 5 Years	Number of Funds in Green Century Family of Funds Overseen by Trustee

Mary Raftery 114 State Street Suite 200 Boston, MA 02109 Age: 49	Trustee since 2009	Senior Advisor, Funder Collaboration, ClimateWorks Foundation (since 2014); Organizational Development Consultant, Self-employed (since 2007); Director of Major Donor Development and Special Projects, BlueGreen Alliance (2011-2012); Chief Operating Officer, Apollo Alliance (2007-2011)	None	2

James H. Starr 114 State Street Suite 200 Boston, MA 02109 Age: 67	Independent Chairperson since 2009, Trustee since 1991	Senior Attorney, Starr and Associates, PC (since 1982).	County Commissioner, Gunnison County, CO (1999-2010); Director and President, Gunnison Valley Housing Foundation (since 2011); Director and Vice President, Cool Creek Watershed Commission (since 2011); Chairperson, Gunnison Valley Transportation Authority (2004-2010); President, Peanut Mine, Inc. (2002-2012); Director and Secretary, Crested Butte Land Trust (1991-2009).	2

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held During Past 5 Years	Number of Funds in Green Century Family of Funds Overseen by Trustee

Interested Trustees:

John Comerford* 114 State Street Suite 200 Boston, MA 02109 Age: 46	Trustee since 2005	Member, Board of Directors, BATS Global Markets (since 2011); Executive Managing Director, Instinet, LLC (since 2007)	None	2

Douglas H. Phelps* 114 State Street Suite 200 Boston, MA 02109 Age: 67	Trustee since 1997	President (1996 - 2003) and Director (since 1996), Green Century Capital Management, Inc.; President and Executive Director, The Public Interest Network (since 1982); President, U.S. PIRG (since 1983); President, Environment America (since 2007); President, Telefund, Inc. (since 1988); President, Grassroots Campaigns, Inc. (since 2003)	None	2

Wendy Wendlandt* 114 State Street Suite 200 Boston, MA 02109 Age: 53	Trustee since 1991	President (2006-2013) and Director (since 2006), Green Century Capital Management, Inc.; Political Director, The Public Interest Network (since 1989); Senior Staff, Center for Public Interest Research (since 1989); Acting Director, Fair Share (since 2012); President, Environment America Research and Policy Center (since 2007).	None	2

Name, Address and Age	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held During Past 5 Years	Number of Funds in Green Century Family of Funds Overseen by Trustee

Officers:

Kristina A. Curtis* 114 State Street Suite 200 Boston, MA 02109 Age: 62	President since 2005; Treasurer since 2008 and from 1991-2005	Senior Vice President, Treasurer and Director (since 1991),, Green Century Capital Management, Inc.	None	Not applicable

Amy F. Puffer* 114 State Street Suite 200 Boston, MA 02109 Age: 56	Chief Compliance Officer since 2004; Secretary and Assistant Treasurer since 2006	Chief Compliance Officer (since 2004), Clerk and Director (since 2006), Green Century Capital Management, Inc.	None	Not Applicable

The Trustees are experienced business people, attorneys and non-profit organization managers who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, oversee management of the risks associated with such activities and contractual arrangements, and review the Funds’ performance and expenses, among other reviews and assessments. In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the individual Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board, as a whole, to operate effectively in governing the Funds and protecting the interests of shareholders. In addition, each Trustee is committed to the Funds’ and Green Century Capital Management, Inc.’s (“Green Century Capital” or the “Adviser”) mission of offering environmentally responsible and fossil fuel free mutual funds and advocating for greater corporate environmental accountability. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the Funds, is provided in the table above, and in the following paragraphs. References to experience, qualifications, attributes and/or skills of Trustees do not constitute holding out the Board or any Trustee as having special expertise or experience, and shall not impose any greater responsibility or liability on any Trustee or on the Board by reason thereof.

Mr. Starr and Ms. Wendlandt have each served as a Trustee of the Trust since the Trust’s inception in 1991. Mr. Phelps has served as a Trustee of the Trust since 1997. Mr. Starr is the founder and owner of a law firm in Colorado and is also the Director and President of the Gunnison Valley Housing Foundation and the Director and Vice President of the Cool Creek Watershed Commission, both based in Colorado. He has participated in or served on numerous community service activities and boards for over 30 years. He currently serves as the Independent Chairperson of the Board of Trustees of the Trust. Ms. Wendlandt has worked with The Public Interest Network, a family of several dozen organizations working for social change in the United States, since 1984, currently serving as its Political Director. During her time with the Public Interest Network, she has built and run organizations as well as directed campaigns on numerous issues, including stopping the proliferation of genetically engineered food, nuclear and toxic waste pollution issues, and campaign finance reform. The Public Interest Network started as a collaboration of the state PIRG organizations, several of which are owners of Green Century Capital. Mr. Phelps is President and Executive Director of the Public Interest Network. He also Chairs the Board of U.S. PIRG, the federation of State PIRGs, and Chairs the Advisory Board of the Fund for the Public Interest, a national non-profit that runs grass-roots campaigns to raise money, sign up members, educate the public and build political support for some of the nation’s leading public interest non-profits. He also serves as a board member or chair of several other non-profit and environmental organizations.

Mr. Comerford has been a Trustee of the Trust since 2005. He has over 20 years of experience in the securities, financial services and brokerage industry. He has served as a portfolio manager and equity trader, has led the development of securities trading software products and is a CFA Charterholder. Ms. Raftery has been a Trustee of the Trust since 2009. She is currently the Senior Advisor, Funder Collaborations, at ClimateWorks Foundation, which supports public policies that are designed to address climate change. She previously served as the Chief Operating Officer and as the Director of Major Donor Development and Special Projects at two national non-profit organizations promoting a green economy. She has extensive experience in non-profit management. She has also worked on environmental issues with labor unions, businesses, environmental groups and foundations in the U.S. and Europe. Mr. Poor has been a Trustee of the Trust since June 2014. He is currently the Vice President for Operations, the Chief Financial Officer and an Assistant Treasurer for the Massachusetts Audubon Society. He is in charge of all of Mass Audubon’s financial, administrative, information technology, human resources and capital assets and planning functions. Previously, he was the Finance Director for the Massachusetts Public Interest Research Group and prior to that, worked in research and management consulting positions. He also has served as a board member for several non-profits and environmental organizations.

Mr. Darnell and Ms. Moskowitz have each served as a Trustee of the Trust since September 2014. Mr. Darnell is the founder and owner of a private placement firm, specializing in the alternative energy and biomedical sectors. Previously he was a Vice President at Morgan Stanley in Private Wealth Management, the Firm’s ultra-high net worth division, where he provided investment advice and portfolio management services across all asset classes for clients with combined total capital exceeding five billion dollars. Prior to that, he served in various senior management and board capacities at the Public Interest Network of environmental and citizen advocacy organizations. He also has many years of involvement in public policy and commercial aspects of renewable power generations and resource conservation. Ms. Moskowitz is currently the Senior Director for Campaigns, U.S. & Canada, for The ONE Campaign. She is responsible for creating high impact campaigns to secure public and political support for overseas development assistance from the U.S. Government and international multi-lateral institutions. Previously, she was the founder and principal partner of

FieldWorks, a campaign planning firm, managing all aspects of the business, including marketing and promotion, project development, client relations; budget oversight, administration, legal and human resources. Prior to that, she worked for the Democratic National Committee and various political campaigns. She has extensive experience as an organizational leader, strategic thinker, manager and business owner.

The Chairperson of the Board of Trustees of the Trust is an Independent Trustee, as defined in the 1940 Act. He presides at meetings of the Board and at executive sessions of the Independent Trustees. The Independent Chairperson is appointed by a majority of the Independent Trustees. It is the policy of the Board that the Independent Chairperson of the Board, with full responsibilities as a chairperson would generally have, will continue to be an Independent Trustee. The Board of Trustees has determined that having its Chairperson be an Independent Trustee is in the best interests of the Funds’ shareholders. The Board has four standing committees, described in more detail below. Through the committees, particularly the Audit Committee, the Independent Trustees consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest with management. The Board has determined that delegation to the committees of specified oversight responsibilities helps ensure that the Funds have effective independent governance and oversight. The Board has determined that its leadership and committee structure is appropriate given Green Century Capital’s role with respect to the Funds’ investment and business operations. The Board believes that the leadership and committee structure provides effective management for the relationships between the Funds, Green Century Capital and the Trust’s other principal service providers, and facilitates the exercise of the Board’s independent judgment in evaluation and managing the relationships.

Like other mutual funds, the Funds are subject to risks, including investment, compliance, operational and valuation risks, among others. The Board oversees risk as part of its oversight of the Funds. Risk oversight is addressed as part of various Board and committee activities. The Board, directly or through its committees, interacts with and reviews reports from, among others, the investment adviser and administrator, Green Century Capital, the Funds’ Chief Compliance Officer (“CCO”), the subadvisers, and the Funds’ independent registered public accounting firm, as appropriate, regarding risks faced by the Funds and risk management. The Board has designated the CCO to be responsible for the Funds’ compliance policies and procedures. The CCO reports to the Independent Trustees of the Board and is responsible for delivering, at least annually, a written report on compliance and other required or agreed on matters to the Board. The Independent Trustees of the Board also meet with the CCO, separately from management, generally at least annually, to address compliance issues and other relevant matters. The actual day-to-day risk management functions with respect to the Funds are subsumed within the responsibilities of the investment adviser and administrator, the subadvisers, and other service providers, depending upon the nature of the risk. In the course of its interactions with the various service providers, the Board has emphasized the importance of maintaining vigorous risk management programs and procedures. The Trustees recognize that not all risks that may affect the Funds can be identified. Processes and controls developed cannot eliminate or mitigate the occurrence or effects of all risks, and some risks may be simply beyond any processes, procedures or controls of the Board, the Funds, Green Century Capital, or other service providers. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.

The Green Century Funds Board of Trustees Committees

The Board of Trustees of the Trust has four standing committees: an Audit Committee, a Nominating Committee, a Valuation Committee and a Qualified Legal Compliance Committee.

James H. Starr and Bancroft R. Poor, each an Independent Trustee, are members of the Audit Committee. The Audit Committee met once during the Trust’s last fiscal year to select the auditor, review the Funds’ financial statements and audited annual report, to receive the report of the Trust’s independent auditors, and to review the internal and external accounting procedures of the Trust.

James H. Starr and Mary Raftery, each an Independent Trustee, are members of the Nominating Committee. The Nominating Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board of Trustees. The Nominating Committee will consider nominees recommended by shareholders. If you would like to recommend a nominee to the Nominating Committee, please deliver your recommendations in writing to the Secretary of the Trust, c/o Green Century Capital Management, Inc., 114 State Street, Suite 200, Boston, MA 02109. The Nominating Committee met nine times during the Trust’s last fiscal year.

John Comerford and Bancroft R. Poor are members of the Valuation Committee. Mr. Poor is an Independent Trustee and Mr. Comerford is an Interested Trustee. The Valuation Committee monitors the valuation of fund investments. The Valuation Committee did not meet during the Trust’s last fiscal year.

James H. Starr and Mary Raftery are members of the Qualified Legal Compliance Committee (“QLCC”). The QLCC is authorized to receive, evaluate and investigate reports of material violations of law as prescribed by Section 307 of the Sarbanes-Oxley Act of 2002, which shall include, without limitation, the authority to retain such legal counsel and expert personnel as the QLCC may deem necessary and to notify the SEC in the event the Trust fails to implement a recommendation of the QLCC following an investigation. The QLCC did not meet during the Trust’s last fiscal year.

The Green Century Funds

Trustee Share Ownership

The following table shows the amount of equity securities beneficially owned by the Trustees of the Trust in all investment companies in the Green Century Family of Funds as of December 31, 2013.

Interested Trustees

Name of Trustee	Dollar Range of Equity Securities in the Green Century Equity Fund	Dollar Range of Equity Securities in the Green Century Balanced Fund	Aggregate Dollar Range of Equity Securities in all Investment Companies Overseen by Trustees in Green Century Fund Family
John Comerford	None	None	None
Douglas H. Phelps	over $100,000	over $100,000	over $100,000
Wendy Wendlandt	$1-$10,000	$10,001-$50,000	$10,001-$50,000

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in the Green Century Equity Fund	Dollar Range of Equity Securities in the Green Century Balanced Fund	Aggregate Dollar Range of Equity Securities in all Investment Companies Overseen by Trustees In Green Century Fund Family
Jonathan Darnell++	None	None	None
Stephen J. Morgan+	None	$10,001-$50,000	$10,001-$50,000
Laurie Moskowitz++	None	None	None
Bancroft R. Poor+++	None	None	None
Mary Raftery	None	None	None
Charles William Ryan+	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000
Deborah Spalding+	None	None	None
James H. Starr	$1-$10,000	$10,001-$50,000	$10,001-$50,000

+	Mr. Morgan retired as a Trustee, effective September 22, 2014. Mr. Ryan resigned as a Trustee, effective June 25, 2104. Ms. Spalding resigned as a Trustee, effective October 16, 2013.
++	Mr. Darnell and Ms. Moskowitz were elected as Trustees on September 22, 2014. Information is shown as of September 22, 2014.
+++.	Mr. Poor began serving as a Trustee on June 25, 2014. Information is shown as of June 25, 2014.

Trustee Compensation

No Trustee of the Trust receives any compensation from the Trust, but each Trustee is reimbursed for any out-of-pocket expenses incurred in attending meetings of the Board of Trustees or of any committee thereof. Information regarding compensation paid to the Trustees of the Trust for the fiscal year ended July 31, 2014 is set forth below. The Trust does not contribute to a retirement plan for the Trustees of the Trust.

Trust Trustees

NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM THE TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUNDS EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE FUNDS AND GREEN CENTURY FUND COMPLEX PAID TO TRUSTEES
John Comerford, Trustee	None	None	None	None
Jonathan Darnell, Trustee++	N/A	N/A	N/A	N/A
Stephen J. Morgan, Trustee+	None	None	None	None
Laurie Moskowitz, Trustee++	N/A	N/A	N/A	N/A
Bancroft R. Poor, Trustee+++	None	None	None	None
Douglas H. Phelps, Trustee	None	None	None	None
Mary Raftery, Trustee	None	None	None	None
Charles William Ryan, Trustee+	None	None	None	None
Deborah Spalding, Trustee*+	None	None	None	None
James H. Starr, Independent Chairperson and Trustee	None	None	None	None
Wendy Wendlandt, Trustee	None	None	None	None

+	Mr. Morgan retired as a Trustee, effective September 22, 2014. Mr. Ryan resigned as a Trustee, effective June 25, 2014. Ms. Spalding resigned as a Trustee, effective October 16, 2013.
++	Mr. Darnell and Ms. Moskowitz were elected as Trustees on September 22, 2014.
+++	Mr. Poor began serving as a Trustee on June 25, 2014.

Control Persons and Principal Holders of Securities

As of October 31, 2014 all Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund. As of October 31, 2014, the following are the only persons known by the Trust to have more than 5% of the outstanding shares of the Balanced or Equity Funds: National Financial Services Corporation, 200 Liberty Street, 5th Floor, New York, New York 10281-1003 owned 14.21% of the outstanding shares of the Balanced Fund, Charles Schwab & Company, 101 Montgomery Street, San Francisco, California 94104 owned 21.62% of the Balanced Fund and MAC & Company, 525 William Penn Pl, Pittsburgh, PA 15230-3198 owned 5.91% of the Balanced Fund (owners of record, not beneficial owners). National Financial Services Corporation, 200 Liberty Street, 5th Floor, New York, New York 10281-1003 owned 16.30% of the Equity Fund, Charles Schwab & Company, 101 Montgomery Street, San Francisco, California 94104 owned 30.26% of the Equity Fund and TD Ameritrade Inc., P.O. Box 2226, Omaha, NE 68103-2226 owned 5.11% of the Equity Fund (owners of record, not beneficial owners). Shareholders owning 25% or more of the outstanding shares of a Fund may take actions without the approval of any other investor in that Fund.

Proxy Voting Policies

The Green Century Funds have delegated proxy voting decisions to their investment adviser, Green Century Capital. The policies and procedures that the adviser uses to determine how to vote the Funds’ proxies are included in Appendix B. Details of the Funds’ voting record may be found on their web site, www.greencentury.com.

Code of Ethics

Rule 17j-1 under the 1940 Act is designed to prevent abuses that could occur as a result of conflicts of interest arising out of personal trading by persons involved with or with access to information about a fund’s investment activities. The Funds, the Adviser and each of the Fund’s subadvisers (as defined below), and UMB Distribution Services, LLC, the Funds’ distributor, have each adopted detailed Codes of Ethics regarding personal investing by their personnel pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities that may be purchased or held by the Funds. The Code of Ethics require personnel who are “access persons” of the Funds within the meaning of Rule 17j-1 to comply with their respective Code of Ethics, subject to sanctions for noncompliance. Each Code of Ethics places certain restrictions on the trading activities of its access persons, along with reporting requirements.

INVESTMENT ADVISERS

Balanced Fund

Investment Adviser. Under an Investment Advisory Agreement dated as of August 13, 1991 as amended and restated on March 29, 1999 and on November 28, 2006 (the “Advisory Agreement”) and subject to the general supervision of the Trust’s Trustees and in conformance with the respective stated policies of the Balanced Fund, Green Century Capital provides general investment advice to the Balanced Fund. Green Century Capital also helps the Trust design, and instructs the Balanced Fund’s investment subadviser as to how to implement the Trust’s environmental criteria.

The Advisory Agreement provides that it will continue indefinitely if its continuance is specifically approved at least annually by the vote of the holders of a majority of the outstanding voting securities of the Balanced Fund or by vote of a majority of the Trust’s Board of Trustees; and provided further that such continuance is also approved annually by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of the Trust’s Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without payment of any penalty, by the Trust’s Board of Trustees or by a vote of the majority of the outstanding voting securities of the Fund upon 60 days’ prior written notice to the Adviser and by the Adviser upon 60 days’ prior written notice to the Trust. The Advisory Agreement provides that it shall terminate automatically in the event of its assignment.

The Advisory Agreement further provides that absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Advisory Agreement on the part of the Adviser, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Fund for any act or omission in the course of, or in connection with, rendering services under the Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security. The Advisory Agreement also provides that the services of the Adviser are not deemed exclusive and that the Adviser may render similar services to others.

Under the Advisory Agreement, the Trust has agreed that the names “Green Century Funds” and “Green Century” are proprietary to the Adviser.

Green Century Capital is wholly owned by Paradigm Partners, a California general Partnership, the partners of which are all not-for-profit advocacy organizations. The Massachusetts Public Interest Research Group (“MASSPIRG”) owns approximately 46% of Paradigm Partners.

As compensation for the services rendered and obligations assumed by the Adviser, the Trust pays to the Adviser monthly a fee equal on an annual basis to 0.65% of the average daily net assets of the Balanced Fund, computed and accrued daily. For the fiscal years ended July 31, 2012, 2013 and 2014, the Balanced Fund incurred advisory fees aggregating $371,984, $447,034 and $677,662, respectively.

Investment Subadviser. Green Century Capital has entered into an Investment Subadvisory Agreement (the “Subadvisory Agreement”) on behalf of the Balanced Fund with Trillium dated as of November 28, 2005. It is Trillium’s responsibility under the direction of the Adviser, to make the day-to-day investment decisions for the Balanced Fund and to place the purchase and sale orders for the portfolio transactions of the Balanced Fund consistent with the environmental criteria established by the Adviser and subject to the general direction of the Adviser.

Trillium, with principal offices located at Two Financial Center, Boston, MA 02111, is an independent SEC-registered investment advisory firm devoted exclusively to environmentally and socially responsible investing. An employee-owned company, Trillium has been in the business of providing investment advisory services since 1982. The estate of Joan L. Bavaria, the founder and former President of Trillium, owns more than 10% of the equity of Trillium in the form of voting preferred stock. Matthew Patsky, CEO of Trillium, also owns more than 10% of the equity of Trillium in the form of voting common stock. No other person or entity owns more than 10% of Trillium.

Trillium manages equity and debt instruments in environmentally and socially responsible companies for its clients. As of September 30, 2014, Trillium had approximately $1.7 billion in assets under management.

The Subadvisory Agreement became effective on November 28, 2005 and was approved by the shareholders of the Balanced Fund at a Special Meeting held on March 15, 2006. The Subadvisory Agreement will continue in effect if such continuance is specifically approved at least annually by vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Balanced Fund or by vote of a majority of the Trust’s Board of Trustees, and in either case by the vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) at a meeting called for the purpose of voting on the Subadvisory Agreement. The Subadvisory Agreement may be terminated without penalty (i) by the Balanced Fund’s Board of Trustees or by a vote of a majority of the outstanding voting securities of the Balanced Fund on not more than 60 days’ nor less than 30 days prior written notice to Trillium and Green Century Capital, (ii) by Green Century Capital upon not more than 60 days’ nor less than 30 days prior written notice to the Balanced Fund and Trillium or (iii) by Trillium upon not less than 180 days’ prior written notice to the Balanced Fund and Green Century Capital. The Trillium Subadvisory Agreement will automatically terminate in the event of its assignment. The Trillium Subadvisory Agreement provides that Trillium is not liable for any error of judgment or for any act or omission in the execution of securities transactions for the Balanced Fund, except for willful misfeasance, bad faith, gross negligence, violation of law or reckless disregard of its obligations and duties under the Trillium Subadvisory Agreement.

Pursuant to the Subadvisory Agreement, Trillium makes the day-to-day investment selections for the Balanced Fund, subject always to the provisions of the 1940 Act and to the environmental criteria, investment objective, policies and restrictions imposed by the Balanced Fund’s then-current Registration Statement under the 1940 Act and the Fund’s Declaration of Trust and By-Laws. Subject to such policies as the Board of Trustees and Green Century Capital may determine, Trillium maintains a continuous investment program for the Balanced Fund, including investment research and management with respect to the investment and reinvestment of the Balanced Fund’s securities, and takes such steps as may be reasonably necessary to implement the same. Trillium applies the environmental and other screening criteria developed by Green Century Capital and the Board of Trustees, as provided in the Balanced Fund’s then-current Registration Statement. Trillium furnishes at its own expense all services, facilities and personnel necessary in connection with its activities under the Subadvisory Agreement. The Subadvisory Agreement provides that Trillium may render services to others.

The Subadvisory Agreement provides that Trillium shall obtain for the Balanced Fund, in its best judgment, best available execution in executing the Balanced Fund’s portfolio transactions, and shall direct orders in connection with the purchase and sale of the Balanced Fund’s portfolio securities to broker-dealers that sell shares of the Balanced Fund only to the extent that placing such orders is in compliance with applicable laws. The Subadvisory Agreement also provides that Trillium may aggregate orders for the purchase or sale of portfolio securities for the Balanced Fund with orders for other portfolios managed by Trillium, provided that all securities purchased or proceeds of the sale of securities are allocated at the average execution price.

Green Century Capital and Trillium have entered into a Letter of Agreement (the “Letter”) in connection with the Subadvisory Agreement. This Letter addresses the provision by Trillium of certain marketing support services to promote the Balanced Fund as well as other matters.

Green Century Capital pays to Trillium, as full compensation for services rendered and expenses borne by Trillium, a monthly fee equal on an annual basis to 0.40% of the value of the average daily net assets of the Balanced Fund up to $30 million, and 0.35% of the value of the average daily net assets of the Balanced Fund in excess of $30 million. Such fee is accrued daily and payable following the end of each quarter.

For the fiscal years ended July 31, 2012, 2013 and 2014, the Adviser paid Trillium subadvisory fees aggregating $215,299, $255,711 and $379,895, respectively.

Cheryl Smith, Stephanie Leighton and Matthew Patsky (together, the “Portfolio Managers”) are the portfolio manager team primarily responsible for the day-to-day investment management of the Balanced Fund. The following information regarding the Portfolio Managers, the other accounts that they manage, their compensation and potential conflicts of interest has been provided by Trillium.

Cheryl Smith has over 28 years of investment experience in socially and environmentally responsible portfolio management, including experience managing one fixed income and one equity mutual fund. She previously served as the portfolio management team member primarily responsible for developing and implementing the Balanced Fund’s fixed income strategy. Ms. Smith leads Trillium’s fixed income investment process. She is a CFA Charterholder and holds a Ph.D. in Economics from Yale University.

Stephanie Leighton is primarily responsible for developing the buy list of equity securities for the Balanced Fund’s portfolio. She previously served as a back-up portfolio manager of the Balanced Fund and provided additional equity analysis since June 2009. She has 32 years of investment experience including 24 years at Trillium. She is a CFA Charterholder and holds an MBA from Northeastern University.

Matthew Patsky has 30 years of experience in investment research and investment management, including 5 years at Trillium. Mr. Patsky was most recently employed by Winslow Management Company (“Winslow”) in Boston, where he served as its director of research, chairman of the investment committee and portfolio manager for the Green Solutions Strategy and the Winslow Green Solutions Fund. While at Winslow, he co-managed the Green Century Balanced Fund in 2005. Mr. Patsky was previously the Director of Equity Research for Adams, Harkness & Hill, where he built that firm’s research capabilities in socially and environmentally responsible areas, including renewable energy, resource optimization, and organic and natural products. He is a CFA Charterholder and holds a degree in Economics from Rensselaer Polytechnic Institute.

Information Concerning Accounts Managed by the Portfolio Managers — As of October 31, 2014, Mses. Smith and Leighton and Mr. Patsky did not act as portfolio managers for any other investment company or for any other pooled investment vehicle. As of October 31, 2014, Mses. Smith and Leighton and Mr. Patsky also acted as portfolio managers for 413 other accounts with assets totaling $738 million. Of these 413 accounts, Ms. Smith managed 184, with assets totaling $306 million, Ms. Leighton managed 179, with assets totaling $313 million and Mr. Patsky managed 50, with assets totaling $119 million. None of the accounts pay a performance based advisory fee.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, the Balanced Fund’s portfolio managers, who manage multiple accounts, are presented with the following potential conflicts:

•	The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of the Balanced Fund and/or other accounts. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Balanced Fund. Nevertheless, Trillium seeks to manage any competing interests for the time and attention of portfolio managers by having primary and back-up portfolio managers assigned to each account. Trillium also maintains a Code of Ethics to detect and prevent activities of employees that would result in a breach of the portfolio managers’ fiduciary duties to the Balanced Fund.

•	If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, the Balanced Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To address this situation, Trillium has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to securities transactions for the Balanced Fund, Trillium determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts managed for organizations and individuals, Trillium may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Trillium may place separate, non-simultaneous, transactions for another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the

Balanced Fund or other account. To address this situation, Trillium maintains a trading policy procedure under which trade orders are blocked where appropriate based on the security involved, the size of the aggregated orders, and the broker-dealer requirements. In the event a number of trades are received at the same time, block trades with no directed broker involved are executed before trades directed to a particular broker by client instruction.

As set forth above, Trillium has adopted certain compliance procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Information Concerning Compensation of Portfolio Managers — The compensation of Mses. Smith and Leighton and Mr. Patsky is comprised of a fixed base salary and participation in a discretionary firm-wide bonus pool determined by the management and Board of Trillium. Factors influencing the discretionary bonus include work contribution, consistency of investment performance with overall firm investment disciplines, client retention, idea generation, and overall performance of Trillium. Management’s assessment of performance is not tied to the performance of specific accounts. Salary and bonus are paid in cash. In late 2007, Trillium employees with greater than five years’ tenure at Trillium as of September 30, 2007 were issued options on Trillium shares; Mses. Smith and Leighton received such options.

Portfolio Manager Ownership in the Fund — As of October 31, 2014, Ms. Smith owned between $1 and $10,000, Ms. Leighton owned between $10,001 and $50,000, and Mr. Patsky owned between $10,001 and $50,000 equity securities in the Balanced Fund.

Equity Fund

Equity Fund Investment Adviser. Under an Investment Advisory Agreement dated as of November 28, 2006 (the “Advisory Agreement”) and subject to the general supervision of the Trust’s Trustees and in conformance with the respective stated policies of the Equity Fund, Green Century Capital provides general investment advice to the Equity Fund.

The Advisory Agreement provides that it will continue for a period of two years from the date of the Advisory Agreement and indefinitely if its continuance is specifically approved at least annually thereafter by the vote of the holders of a majority of the outstanding voting securities of the Equity Fund or by vote of a majority of the Trust’s Board of Trustees; and provided further that such continuance is also approved annually by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of the Trust’s Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without payment of any penalty, by the Trust’s Board of Trustees or by a vote of the majority of the outstanding voting securities of the Fund upon 60 days’ prior written notice to the Adviser and by the Adviser upon 60 days’ prior written notice to the Trust. The Advisory Agreement provides that it shall terminate automatically in the event of its assignment.

The Advisory Agreement further provides that absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Advisory Agreement on the part of the Adviser, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Fund for any act or omission in the course of, or in connection with, rendering services under the Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security. The Advisory Agreement also provides that the services of the Adviser are not deemed exclusive and that the Adviser may render similar services to others.

Under the Advisory Agreement, the Trust has agreed that the names “Green Century Funds” and “Green Century” are proprietary to the Adviser.

Green Century Capital is wholly owned by Paradigm Partners, a California general Partnership, the partners of which are all not-for-profit advocacy organizations. MASSPIRG owns approximately 46% of Paradigm Partners.

As compensation for the services rendered and obligations assumed by the Adviser, the Trust pays to the Adviser a monthly fee equal on an annual basis to 0.25% of the average daily net assets of the Equity Fund up to but not including $100 million, 0.22% of the average daily net assets of the Equity Fund from and including $100 million up to but not including $500 million, 0.17% of the average daily net assets of the Equity Fund from and including $500 million up to but not including $1 billion, and 0.12% of the average daily net assets of the Equity Fund equal to or in to or in excess of $1 billion, computed and accrued daily. For the fiscal years ended July 31, 2012, 2013 and 2014, the Equity Fund incurred advisory fees aggregating $128,393, $143,888 and $196,722, respectively.

The KLD400 Index (formerly the “Domini 400 SocialSM Index”) was licensed to Green Century Capital from November 28, 2006 through March 31, 2014. The KLD400 ex Fossil Fuels Index is licensed to Green Century Capital effective April 1, 2014. MSCI Inc. (“MSCI”) is the owner of the KLD400 Index and the KLD400 ex Fossil Fuels Index, but is not the manager of the Equity Fund. Pursuant to an agreement among MSCI and Green Century Capital, the Equity Fund may be required to discontinue the use of the KLD400 ex Fossil Fuels Index if the license agreement between MSCI and Green Century Capital is terminated.

Equity Fund Subadviser. Green Century Capital has entered into an Investment Subadvisory Agreement on behalf of the Equity Fund with Northern Trust Investments, Inc. (“Northern Trust”) dated as of November 29, 2010. Pursuant to the Subadvisory Agreement, Northern Trust implements the daily portfolio transactions necessary to maintain the proper correlation between the assets of the Equity Fund and the KLD400 ex Fossil Fuels Index, subject always to the provisions of the 1940 Act and to the investment objective, policies and restrictions imposed by the Equity Fund’s then-current Registration Statement under the 1940 Act and the Fund’s Declaration of Trust and By-Laws. Northern Trust does not determine the composition of the KLD400 ex Fossil Fuels Index. Northern Trust also provides Green Century Capital and the Board of Trustees with such reports and data as may be requested from time to time. Northern Trust furnishes at its own expense all services, facilities and personnel necessary in connection with its activities under the Subadvisory Agreement. The Subadvisory Agreement provides that Northern Trust may render services to others.

Northern Trust Investments, Inc., 50 South LaSalle Street, Chicago, IL 60603, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust is an indirect subsidiary of Northern Trust Corporation.

Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of September 30, 2014, Northern Trust Corporation, through its subsidiaries, had assets under custody of $5.9 trillion and assets under investment management of $923.3 billion.

The Subadvisory Agreement became effective on November 29, 2010 and was approved by the shareholders of the Equity Fund at a Special Meeting held on March 22, 2011. The Subadvisory Agreement will continue in effect if such continuance is specifically approved at least annually by vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Equity Fund or by vote of a majority of the Fund’s Board of Trustees, and in either case by the vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) at a meeting called for the purpose of voting on the Subadvisory Agreement. The Subadvisory Agreement may be terminated without penalty (i) by the Equity Fund’s Board of Trustees or by a vote of a majority of the outstanding voting securities of the Equity Fund on not more than 60 days’ nor less than 30 days’ prior written notice to Northern Trust and Green Century Capital, (ii) by Green Century Capital upon not more than 60 days’ nor less than 30 days’ prior written notice to the Equity Fund and Northern Trust or (iii) by Northern Trust upon not less than 180 days’ prior written notice to the Equity Fund and Green Century Capital. The Subadvisory Agreement will automatically terminate in the event of its assignment.

The Subadvisory Agreement provides that Northern Trust is not liable for any error of judgment or for any act or omission in the execution of securities transactions for the Equity Fund, except for willful misfeasance, bad faith, negligence, violation of law or reckless disregard of its obligations and duties under the Subadvisory Agreement.

The Subadvisory Agreement provides that Northern Trust will obtain for the Equity Fund, in its judgment, best available execution in executing the Equity Fund’s portfolio transactions, and shall direct orders in connection with the purchase and sale of the Equity Fund’s portfolio securities to broker-dealers that sell shares of the Equity Fund only to the extent that placing such orders is in compliance with applicable laws. The Subadvisory Agreement provides that Northern Trust may not use commissions paid to broker-dealers in connection with the purchase or sale of Fund securities to generate “soft dollars”. The Subadvisory Agreement provides that Northern Trust may aggregate orders for the purchase or sale of portfolio securities for the Equity Fund with orders for other portfolios managed by Northern Trust, provided that all securities purchased or proceeds of the sale of securities are allocated at the average execution price.

Green Century Capital pays to Northern Trust, as full compensation for subadvisory services to be rendered and expenses to be borne by Northern Trust, a fee equal on an annual basis to the greater of $75,000 or 0.10% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.05% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million, and 0.03% of the average daily net assets of the Fund equal to or in excess of $100 million. Such fee is accrued daily and payable following the end of each calendar quarter. For the fiscal years ended July 31, 2012, 2013 and 2014, the Equity Fund incurred subadvisory fees aggregating $75,000, $75,000 and $75,000, respectively.

The following information regarding the Portfolio Manager, the other accounts that he manages, his compensation, and potential conflicts of interest has been provided by Northern Trust.

The Portfolio Manager of the Equity Fund is Brent Reeder, Senior Vice President of Northern Trust. Mr. Reeder has been a manager of the Fund since November 29, 2010. He is primarily responsible for the day-to-day investment management of the Fund. Mr. Reeder has been employed as a portfolio manager with Northern Trust since 1993. Since 1993, he has managed quantitative equity portfolios, and is a portfolio manager in the quantitative management group responsible for the management of various equity and equity index portfolios.

Information Concerning Accounts Managed by the Portfolio Managers – As of September 30, 2014, Mr. Reeder served as the Portfolio Manager for 16 other registered investment companies with total assets of $21.6 billion. As of September 30, 2014 Mr. Reeder served as the Portfolio Manager for 56 other pooled investment vehicles with total assets of $194.9 billion and as the Portfolio Manager for 36 other accounts with total assets of $21.4 billion.

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Equity Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio

Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. Northern Trust has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within Northern Trust are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, Northern Trust and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Information Concerning Compensation of Portfolio Managers—The compensation for Northern Trust portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on the financial performance of the investment business unit and Northern Trust Corporation as a whole along with a quantitative and qualitative evaluation of each portfolio manager’s investment performance. The qualitative evaluation of the portfolio managers include, but is not limited to, the following criteria: analytical abilities, ability to react to market events, oral and written communication skills, organizational skills, team work, substantive knowledge of their respective markets and contribution to his or her respective team. The annual incentive award is not based on performance of the Funds or the amount of assets held in the Funds. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Portfolio Manager Ownership in the Fund – As of October 31, 2014, Mr. Reeder did not own any shares of the Equity Fund.

ADMINISTRATOR, SUBADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN, AND EXPENSES

Administrator. Pursuant to an Administrative Services Agreement dated April 7, 1995, as amended, between the Trust and Green Century Capital (the “Administration Agreement”), Green Century Capital, as the Trust’s administrator (the “Administrator”), provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust’s independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. As described in the Prospectus, the Administrator also pays, pursuant to the Administration Agreement, all the operating expenses of each Fund other than the Funds’ investment advisory fees, if any, fees under the Distribution Plan, if any, interest, taxes, brokerage costs and other capital expenses, expenses of the non-interested Trustees of the Funds (including counsel fees) and any extraordinary expenses.

Green Century Capital was founded in 1991 by a partnership of not-for-profit environmental advocacy organizations for the following purposes: to provide quality environmentally responsible investment opportunities to the members of its founding organizations and other environmentally conscious investors; to generate revenue to support the research and advocacy work of its founding organizations; and to work in tandem with its founding organizations and others to promote greater corporate environmental responsibility by advocating that companies improve their environmental performance. As do the advocacy organizations that founded Green Century Capital, Green Century Capital upholds the right of people to speak for the public interest and corporate responsibility. Green Century Capital’s mission – to promote corporate environmental responsibility and to foster a sustainable economy – has remained unchanged since its founding.

The Administration Agreement provides that it shall remain in force until terminated. The Administration Agreement may be terminated as to any Fund at any time, without the payment of any penalty, by the Board of Trustees of the Trust or by the Administrator, in each case on not less than 30 days’ written notice to the other party. The Administration Agreement further provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust or the performance of its duties, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the reckless disregard of its obligations and duties.

For such administrative services, the Administrator receives a fee from the Balanced Fund at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Balanced Fund (including investment advisory and distribution fees), on an annual basis, do not exceed 1.48% of the Balanced Fund’s average daily net assets. The Administrator receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund (including investment advisory fees and any amortization of organization expenses), on an annual basis, do not exceed 1.25% of the Equity Fund’s average daily net assets. Prior to November 28, 2011, the Administrator received fees such that the total operating expenses of the Balanced Fund did not exceed 1.38% and the total operating expenses of the Equity Fund did not exceed 0.95% of each Fund’s average daily net assets.

For the fiscal years ended July 31, 2012, 2013 and 2014, the Balanced Fund accrued administrative fees aggregating $455,722, $570,820 and $865,525, respectively. For the fiscal years ended July 31, 2012, 2013 and 2014, the Equity Fund accrued administrative service fees to the Administrator of the Trust aggregating $461,350, $575,550 and $786,995, respectively.

Subadministrator. Pursuant to a Subadministration Agreement dated July 7, 1997, as amended, (the “Subadministration Agreement”), between the Administrator and UMB Fund Services, Inc. (“UMBFS”), UMBFS provides certain day-to-day administrative services to the Trust, under the supervision and direction of the Administrator of the Trust. The Subadministration Agreement provides that it shall continue in effect for successive annual periods until terminated. The Agreement may be terminated at any time with respect to any one or both Funds without penalty (i) upon mutual consent of the parties, or (ii) by either party upon not less than ninety (90) days’ written notice.

The Subadministration Agreement provides further that UMBFS shall not be liable for any error of judgment or mistake of law or for any loss suffered by Green Century Capital or the Funds in connection with the matters to which the Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Subadministration Agreement.

Effective as of the close of business on July 31, 2012, at average net assets of each Fund up to $125,000,000, UMBFS receives an annual base fee of $25,000 per Fund, as well as a fee based on each Fund’s average net assets beginning at the annual rate of 0.11% on the first $50,000,000 of average net assets and decreasing as assets reach certain levels, subject to an annual minimum fee for each Fund of $74,593. The minimum annual fee increases in an amount equal to the annual increase in the Consumer Price Index-Urban Wage Earners (“CPI”) but not to exceed 5% per year and not less than 2.5% per year. At average net assets of each Fund greater than $125,000,000, UMBFS receives a fee based on each Fund’s average net assets beginning at the annual rate of 0.13% on the first $50,000,000 of average net assets and decreasing as assets reach certain levels, subject to an annual minimum fee for each Fund of $74,593. The minimum annual fee increases in an amount equal to the annual increase in the CPI but not to exceed 5% per year and not less than 2.5% per year. UMBFS will not receive an annual base fee once each Fund’s average net assets reach $125,000,000. Prior to August 1, 2012 and effective as of August 1, 2000, UMBFS received fees at the current fee schedule with the exception that the Funds were subject to an annual minimum fee for each Fund of $40,500 and the minimum annual fee increased 5% each year thereafter.

For the fiscal years ended July 31, 2012, 2013 and 2014, the Administrator paid fees of $94,267, $95,999 and $106,277, respectively, to UMBFS relating to services performed on behalf of the Balanced Fund. For the years ended July 31, 2012, 2013 and 2014, the Administrator paid fees of $94,267, $95,999 and $97,774, respectively, to UMBFS relating to services performed on behalf of the Equity Fund.

Transfer Agent. Effective November 16, 1998, the Trust entered into a transfer agency agreement with Huntington Asset Services, Inc. ((“Huntington”), formerly named Unified Fund Services, Inc.), pursuant to which Huntington acts as transfer agent for the Trust (the “Transfer Agent”). Huntington maintains an account for each shareholder of each Fund, performs other transfer agency functions and acts as dividend disbursing agent for each Fund.

Custodian. Pursuant to a Custodian Agreement with the Trust, State Street Bank and Trust Company (“State Street”) acts as the custodian of the Funds’ assets (i.e., cash and securities) (the “Custodian”). The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Funds’ investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of shares in each Fund. Securities held by the Funds may be deposited into certain securities depositaries. The Custodian does not determine the investment policies of the Funds nor does the Custodian decide which securities the Funds will buy or sell. For its services, State Street receives such compensation as may from time to time be agreed upon by it and the Funds.

Distributor. UMB Distribution Services, LLC (“the Distributor”) acts as the agent of the Trust in connection with the offering of shares of the Balanced Fund and the Equity Fund pursuant to a Distribution Agreement.

FINANCIAL INTERMEDIARIES

Green Century Capital may enter into contracts with banks, brokers and other financial intermediaries (“Financial Intermediary”). When a customer of the Financial Intermediary purchases or redeems shares through that Financial Intermediary (and/or through designated intermediaries of the Financial Intermediary) it provides certain services such as: (1) necessary personnel and facilities to establish and maintain certain shareholders accounts and records enabling it to hold, as agent, its customers’ shares in its name or its nominee name on the shareholder records of the Green Century Funds; (2) assists in processing purchase and redemption transactions; (3) arranges for the wiring of funds; (4) transmits and receives funds in connection with customer orders to purchase or redeem shares of the Funds; (5) provides periodic statements showing a customer’s account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; (6) furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer’s account; (7) transmits proxy statements, annual reports, updated prospectuses and other communications from the Green Century Funds to its customers; (8) and receives, tabulates and transmits to the Green Century Funds proxies executed by its customers with respect to meetings of shareholders of the Funds. For these services, a Financial Intermediary may receive fees from Green Century Capital as agreed upon from time to time between Green Century Capital and such Financial Intermediary.

An investor who has an account with a Financial Intermediary may place purchase orders for Fund shares with the Green Century Funds through that Financial Intermediary. Subject to applicable law, the Funds will be deemed to have received the purchase or redemption order for Fund shares when a Financial Intermediary or its designated intermediary accepts the purchase or redemption order and such orders will be priced at each Fund’s net asset value after the acceptance of the purchase or redemption order by a Financial Intermediary or its designated intermediary.

Note, however, that if shares are redeemed within 60 days of purchase, or acquisition through exchange, a redemption fee equal to 2% of the net asset value of the shares redeemed will be charged. The fee is charged for the benefit of remaining shareholders and will be paid to a Fund to help offset transaction costs a Fund may incur due to excess short-term trading in a Fund. To calculate redemption fees, a Fund will use the first-in, first-out (“FIFO”) method to determine which shares are being redeemed. Under this method, the date of the redemption will be compared with the earliest purchase date shares were acquired for the account. The Funds reserve the right to modify the terms of, or terminate, the fee at any time. In some cases, the Funds may be offered through certain Financial Intermediaries whose redemption fee policies may differ from those of the Funds. Shareholders who purchase through Financial Intermediaries may be subject to that Financial Intermediary’s policies on redemption fees and market timing.

Each Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers. A transaction or other fee may be charged by a Financial Intermediary on the purchase of Fund shares. Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares. Shares held by a Financial Intermediary on behalf of a shareholder must be redeemed through that Financial Intermediary. A transaction or other fee may be charged by a Financial Intermediary on the redemption of Fund shares.

NET ASSET VALUE; REDEMPTION IN KIND

The net asset value (“NAV”) of each Fund’s shares is determined each day the NYSE is open for trading (“Fund Business Day”). (As of the date of this SAI, the NYSE is open for trading every weekday except in an emergency and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) This determination of NAV of shares of the Fund is made once during each such day as of the close of regular trading of the NYSE (usually 4:00 p.m., Eastern Time) in the case of the Funds by deducting the amount of each Fund’s liabilities from the value of its assets and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

Valuation Procedures — The investments held by each of the Green Century Funds are valued as per the procedures set forth below:

•	Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price as of the close of trading of the NYSE. Securities listed on national securities exchanges other than NASDAQ for which last sale prices are not available are valued at the mean between the closing bid and closing asked prices.

•	NASDAQ National Market® and Small CapSM securities are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an NOCP is not available for any such security, the security will be valued at the last sale price or, if there have been no sales that day, at the mean between the current bid and ask price.

•	OTC Bulletin Board securities are valued at the last reported trade prices in accordance with NASDAQ procedures or, if there is no sale of such a security on that day, at the mean between the current bid and current ask price.

•	Unlisted securities are valued at the last sale price or, when last sale prices are not available, at the last quoted bid price.

•	Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities.

•	Certificates of Deposit are valued at par plus accrued interest.

•	Short-term obligations maturing in 60 days or less are valued at amortized cost.

•	All other securities not listed above and all securities for which current market quotations are not readily available are valued at “fair value” as determined in good faith under the guidelines that have been established by the Board of Trustees of the Green Century Funds.

The frequency with which each Fund’s investments will be valued using fair value pricing is primarily a function of the types of securities and other assets in which each Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to the following: (i) an unlisted security related to corporate actions, (ii) a restricted security (i.e., one that may not be publicly sold without registration under the 1933 Act), (iii) a security whose trading has been suspended or that has been delisted from its primary trading exchange, (iv) a security that is thinly traded, (v) a security in default or bankruptcy proceedings for which there is no current market quotation, (vi) a security affected by extreme market conditions, (vii) a security affected by currency controls or restrictions, and (viii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount that a Fund would expect to receive upon its current sale. Some, but not necessarily all, of the general factors that may be considered in determining fair value include: (a) the fundamental analytical data relating to the investment, (b) the nature and duration of restrictions on disposition of the securities, and (c) an evaluation of the forces that influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors that may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. In addition, fair value pricing could have the benefit of reducing potential arbitrage opportunities presented by a lag between a change in the value of a Fund’s investments and the reflection of that change in a Fund’s net asset value.

Subject to the Trust’s compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Balanced Fund, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act with respect to the Balanced Fund, as a result of which the Trust is obligated with respect to any one investor during any 90 day period to redeem shares of the Balanced Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of such 90 day period.

INCOME TAXES

The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Funds and their shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations.

Taxation of the Funds

Each Fund has elected to be, and intends to qualify to be treated each year as, a separate “regulated investment company” under Subchapter M of the Code. As long as a Fund qualifies for treatment as a “regulated investment company” under the Code, that Fund will not be subject to federal income taxes on amounts distributed to shareholders, and it will not be required to pay Massachusetts income or excise taxes.

Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund’s annual gross income, without offset for losses from the sale or other disposition of stock, securities, or foreign currencies, be derived from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or (subject to certain limitations) foreign currencies, other income derived with respect to its business of investing in such stock, securities or foreign currencies, and (ii) net income derived from an interest in a “qualified publicly traded partnership” as defined in the Code; and (b) the holdings of a Fund are diversified so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash and cash items, receivables, U.S. Government securities, securities of other regulated investment companies and other securities (with such other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund’s assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of a Fund’s assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), the securities of two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses (other than securities of other regulated investment companies), or the securities of one or more “qualified publicly traded partnerships”. For purposes of the 90% of income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships other than certain publicly traded partnerships or trusts that have not elected to be classified as corporations under the check-the-box regulations) will generally pass through to the Fund. Consequently, in order to qualify as a regulated investment company, a Fund may be required to limit its equity investments in certain entities if those entities earn fee income, rental income or other nonqualifying income.

In addition, in order not to be subject to federal income tax on amounts distributed to shareholders, a Fund must distribute with respect to each year at least the sum of 90% of its net investment income and net short-term capital gains earned in each year and 90% of its net tax-exempt interest income, if any. If a Fund should fail to qualify for treatment as a “regulated investment company” in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as dividend income to the shareholders. Under these circumstances, corporate shareholders may be eligible for the “dividends received deduction” in respect of those dividends and non-corporate shareholders may be subject to federal income taxation at reduced rates to the extent those dividends constitute “qualified dividend income”. (See “Taxation of Shareholders” below.) Under certain circumstances, a Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so, the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets.

If a Fund meets the distribution requirements, but chooses to retain some portion of its taxable income or gains, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Under the Code, a Fund will be subject to a nondeductible 4% U.S. federal excise tax on a portion of its undistributed ordinary income and capital gain net income if it fails to meet certain distribution requirements with respect to each calendar year and year ending October 31, respectively. The Funds intend to make distributions in a timely manner and accordingly do not expect to be subject to the excise tax.

For U.S. federal income tax purposes, a Fund is permitted to carry forward a net capital loss from any taxable year that began on or before December 22, 2010 to offset its capital gains, if any, for up to eight years following the year of the loss. A Fund is permitted to carry forward indefinitely a net capital loss from any taxable year that began after December 22, 2010 to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to shareholders. Carryforwards of losses from taxable years that began after December 22, 2010 must be fully utilized before a Fund may utilize carryforwards of losses from taxable years that began on or before December 22, 2010. Generally, a Fund may not carry forward any losses other than net capital losses. Under certain circumstances, a Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Taxation of Shareholders

Shareholders of the Funds will normally have to pay federal income taxes and any state or local income taxes on the dividends and capital gain distributions they receive from the Funds. Except as discussed below and assuming the distributing Fund has sufficient earnings and profits, dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or reinvested in additional shares. Distributions of ordinary dividends to a Fund’s non-corporate shareholders may be treated as “qualified dividend income”, which is taxed at rates of up to 20%, to the extent such distributions are derived from, and reported by a Fund as, “qualified dividend income”. If 95% or more of a Fund’s gross income for a taxable year, calculated without taking into account net capital gains, represents “qualified dividend income”, the Fund may report, and the Fund’s non-corporate shareholders may then generally treat, all distributions of such income as “qualified dividend income”. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or from “qualified foreign corporations”, which are certain corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S. tax treaties. Certain foreign corporations that are not otherwise qualified foreign corporations may be treated as qualified foreign corporations with respect to dividends they pay if the stock with respect to which the dividends are paid is readily tradable on an established U.S. securities market. “Passive foreign investment companies” are not “qualified foreign corporations”.

A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to a shareholder will not be taxable as qualified dividend income to such shareholder (1) if the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The “ex-dividend” date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.

If a Fund invests in equity securities of U.S. corporations, a portion of the Fund’s ordinary income dividends will normally be eligible for the dividends-received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for a particular corporate shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares. For non-corporate shareholders, long-term capital gains are generally subject to U.S. federal income tax at reduced rates.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below.

Although dividends generally will be treated as distributed when paid, any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend was declared. In addition, certain distributions made after the close of a taxable year of a Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a regulated investment company’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the regulated investment company when they are actually paid.

The Funds will notify shareholders regarding the federal tax status of their respective distributions after the end of each calendar year.

Any Fund distribution will have the effect of reducing the per share net asset value of that Fund’s shares by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any such distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Disposition of Shares — Redemptions and exchanges generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in a Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares. In general, any gain or loss realized on the disposition of Fund shares by a shareholder who holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the disposition of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such shares (including any amounts credited to the shareholder as undistributed capital gain). Additionally, any loss realized on a disposition of Fund shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.

A Fund will report to the U.S. Internal Revenue Service (the “IRS”) the amount of sale proceeds that a shareholder receives from a sale or exchange of Fund shares. For sales or exchanges of shares acquired on or after January 1, 2012, a Fund will also report the shareholder’s basis in those shares and whether any gain or loss that the shareholder realizes on the sale or exchange is short-term or long-term gain or loss. For purposes of calculating and reporting basis, shares of a Fund acquired prior to January 1, 2012 and shares of that same Fund acquired on or after January 1, 2012 will be treated as held in separate accounts. If a shareholder has a different basis for different shares of a particular Fund, acquired on or after January 1, 2012, in the same account (e.g., if a shareholder purchased Fund shares in the same account at different times for different prices), the Fund will calculate the basis of the shares sold using a default method unless the shareholder has properly elected to use a different method. The Funds’ default method for calculating basis will be the average basis method, under which the basis per share is reported as the average of the bases of all of the shareholder’s Fund shares in the account. A shareholder may elect, on an account-by-account basis, to use a method other than average basis by following procedures established by the Funds. If such an election is made on or prior to the date of the first exchange or redemption of shares in the account, the new election will generally apply as if the average basis method had never been in effect for such account. If such an election is not made on or prior to such date, the shares in the account at the time of the election will retain their averaged bases. Shareholders should consult their tax advisers concerning the tax consequences of applying the average basis method or electing another method of basis calculation.

Under Treasury regulations, if a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Retirement Plans — Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions, or on sales or exchanges of Fund shares unless the Fund shares are “debt-financed property” within the meaning of the Code. However, in the case of Fund shares held through a non-qualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of fund shares by the plan generally are taxable to the employer sponsoring such plan in accordance with the U.S. federal income tax laws that are generally applicable to shareholders receiving such dividends or distributions from regulated investment companies or effecting such sales or exchanges.

A plan participant whose retirement plan invests in a Fund, whether such plan is qualified or not, generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income, and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

U.S. Taxation of Non-U.S. Persons — Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax will apply to Fund distributions paid to such entities after June 30, 2014 (or, in certain cases, after later dates) and redemptions and certain capital gain dividends paid to such entities after December 31, 2016. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Unless they have already been subject to withholding as described in the preceding paragraph, dividends and certain other payments (but not including distributions of net capital gains) to persons who are neither citizens nor residents of the United States or U.S. entities (“Non-U.S. Persons”) are generally subject to U.S. tax withholding at the rate of 30%. Each Fund intends to withhold at that rate on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. A Fund may withhold at a lower rate permitted by an applicable treaty if the shareholder provides the documentation required by the Fund. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the IRS within the time period appropriate to file such claims.

Backup Withholding — Each Fund is also required in certain circumstances to apply backup withholding on dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including a non-U.S. person) who does not furnish to that Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is currently 28%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax described in the immediately preceding paragraph. Any amounts overwithheld may be recovered by filing a claim for a refund with the IRS within the time period appropriate to file such claims.

Foreign Income Taxation of Non-U.S. Persons — Distributions received from the Funds by Non-U.S. Persons may also be subject to tax under the laws of their own jurisdictions.

State and Local Income Taxes: U.S. Government Securities — Dividends that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. Shareholders are urged to consult their tax advisors regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Foreign Income Taxes — Investment income and gains with respect to foreign securities may be subject to foreign income taxes withheld at the source. The Funds do not expect to be able to pass through to shareholders foreign tax credits or deductions with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or an exemption from tax on such income; the Funds intend to qualify for treaty reduced rates where available. It is not possible, however, to determine the Funds’ effective rate of foreign tax in advance, since the amount of the Funds’ assets to be invested within various countries is not known.

Foreign Investments — Special tax considerations apply with respect to foreign investments. Foreign currency gains and losses may be treated as ordinary income and loss. A Fund may elect to mark to market any investments in “passive foreign investment companies” on the last day of each year. This election may cause the applicable Fund to recognize income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the applicable Fund, the applicable Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Investments made by a Fund in certain “passive foreign investment companies” may be limited in order to avoid a tax on the applicable Fund.

Certain Other Investments — Any investment in zero coupon bonds, certain stripped securities, and certain other securities purchased at a market discount will cause a Fund to recognize income prior to the receipt of cash payments with respect to those securities. To distribute this income and avoid a tax at the Fund level, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Any investment by the Balanced Fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or ‘‘REMIC,’’ can create complex tax problems, especially if the Balanced Fund has state or local governments or other tax-exempt organizations as shareholders.

The Balanced Fund may invest in or hold debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of, or in, default present special tax issues for the Funds. Federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether certain exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Balanced Fund, in the event it invests in or holds such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Options, Futures Contracts, and Forward Contracts —Any investment by a Fund in options, futures contracts, forward contracts and certain related transactions will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions that substantially diminish risk of loss with respect to other positions in the applicable portfolio may constitute ‘‘straddles,’’ and may be subject to special tax rules that would cause deferral of losses, adjustments in the holding periods of securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund’s activities in options, futures contracts, and forward contracts may be restricted by the requirements of the Code for qualification as a regulated investment company.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.01 per share) of each series and to divide or combine the shares into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. The Funds are the only current series of shares of the Trust. Each share of a series represents an equal proportionate interest in that series with each other share of that series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in fundamental investment policy, but shares of all series may vote together in the election or selection of Trustees, principal underwriters and accountants. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Upon liquidation or dissolution of a series, shareholders of that series would be entitled to share pro rata in the net assets of that series available for distribution to shareholders. The Trust reserves the right to create and issue additional series and classes of shares, and to redesignate series and classify and reclassify classes, whether or not shares of the series or class are outstanding. The Trust also reserves the right to modify the preferences, voting powers, rights, and privileges of shares of each class without shareholder approval.

The Trustees of the Trust have the authority to designate additional series and classes of shares, to divide any series, and to designate the relative rights and preferences as between the different series and classes of shares. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus. The Trust may involuntarily redeem shareholder’s shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (a) in order to eliminate inactive, lost, or very small accounts for administrative efficiencies and cost savings, (b) to protect the tax status of the Funds if necessary, and (c) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder’s ownership is not in the best interests of the other shareholders of the Funds.

Shareholders are entitled to one vote for each dollar value of net asset value (number of shares owned times net asset value per share) represented by the shareholder’s shares in the Funds, on each matter on which that shareholder is entitled to vote. The Trust is not required and has no present intention to hold annual meetings of shareholders, but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (i.e., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preference, preemptive, conversion or similar rights. Shareholders in the Fund do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees if they chose to do so.

The Trust may, without shareholder approval, change the Funds’ form of organization, reorganize the Funds, any other series, any class, or the Trust as a whole into a newly created entity or a newly created series of an existing entity, or incorporate the Funds, any other series, any class, or the Trust as a whole as a newly created entity. If recommended by the Trustees, the Trust, the Funds, any other series, or any class of the Trust may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized at any meeting of shareholders by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust voting as a single class or of the affected Funds, series, or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Funds, series or class. The Trust may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust. The Funds, any other series of the Trust, or any class of any series, may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds or that series or class, or by the Trustees by written notice to the shareholders of the Funds or that series or class. If not so terminated, the Trust will continue indefinitely. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust’s Declaration of Trust.

The Trust is an entity of the type commonly known as a “Massachusetts business trust”. Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or the Funds’ shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of Disinterested Trustees (as defined in the Declaration of Trust) or in a written opinion of independent counsel, that such Trustees or officers have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

BALANCED FUND

Specific decisions to purchase or sell securities for the Fund are made by a team of portfolio managers who are employees of the Subadviser and who are appointed and supervised by its senior officers. The Board of Trustees reviews changes in the Fund’s investments. The Fund’s portfolio managers may serve other clients of the Subadviser in a similar capacity.

The Subadviser makes decisions concerning the execution of portfolio security transactions of the Balanced Fund, including the selection of the market and the broker-dealer firm. The Subadviser is also responsible for the execution of transactions for all other accounts managed by it.

The Subadviser places the security transactions of the Balanced Fund and of all other accounts managed by it for execution with various broker-dealer firms. The Subadviser uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to the Fund and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Subadviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, the impact of liquidity rebates on the selection of brokers and the negotiation of commission rates, and the reasonableness of the commission, if any. Transactions on United States stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. In an underwritten offering the price paid by the Fund often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of the Subadviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Subadviser’s other clients in part for providing brokerage and research services to the Subadviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Balanced Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities that the Subadviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Subadviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assists such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which these broker-dealers have arrangements. Consistent with this practice, the Subadviser may receive Research Services from some broker-dealer firms with which the Subadviser places the Fund’s transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews; industry and company reviews; evaluations of securities and portfolio strategies and transactions; recommendations as to the purchase and sale of securities and other portfolio transactions; specialized financial, industry and trade publications; specialized news and information services; pricing and quotation services; and research oriented computer software, data bases and services. The Research Services allowable must be eligible under the interpretive commission guidance established by the SEC effective July 24, 2006 and may change pending further SEC guidance. Any particular Research Service obtained through a broker-dealer may be used by the Subadviser in connection with client accounts other than those accounts that pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Subadviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Balanced Fund is not reduced because the Subadviser receives such Research Services. The Subadviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the Subadviser believes are useful or of value to it rendering investment advisory services to its clients.

Securities considered as investments for the Balanced Fund may also be appropriate for other investment accounts managed by the Subadviser or its affiliates. The Subadviser will attempt to allocate equitably portfolio security transactions among the Fund and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Fund and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Fund and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such accounts, the size of investment commitments generally held by the Fund and such accounts and the opinions of the persons responsible for recommending investments to the Fund and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust and the Fund that the benefits available from the Subadviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

For the fiscal years ended July 31, 2012, 2013 and 2014, the Balanced Fund paid brokerage commissions aggregating $67,475, $43,545 and $73,503, respectively.

To the extent permitted by law, the Trust may engage in brokerage transactions with brokers that are affiliates of the Adviser or a subadviser. The Trust has adopted procedures in accordance with Section 17(e)(2) and Rule 17e-1 under the 1940 Act to ensure that all commissions, fees and other remuneration, including liquidity rebates for order flow, to be paid to such affiliated brokers are fair and reasonable to each Fund’s shareholders.

In addition, the Trust has adopted procedures to require that the Subadviser does not place trades for the purpose of generating any remuneration for an affiliated or non-affiliated broker-dealer (other than commissions), including liquidity rebates for order flow.

Further, the Subadviser is required to report on a quarterly basis, to the extent that the information is available, all remuneration (in addition to commissions) received by affiliated and non-affiliated broker-dealers in respect of the Balanced Fund’s portfolio transactions or, if such information is not available, that it has determined that such remuneration, if any, was not material in relation to the selection of brokers and the negotiation of commission rates.

The portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less). Higher levels of Fund activity result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund’s shareholders. Purchases and sales are made for the Fund whenever necessary, in management’s opinion, to meet the Fund’s objective. The portfolio turnover rates for the Balanced Fund for the fiscal years ended July 31, 2012, 2013 and 2014 were 58%, 31% and 42%, respectively.

EQUITY FUND

Specific decisions to purchase or sell securities for the Equity Fund are made by portfolio managers who are employees of Northern Trust and who are appointed and supervised by its senior officers. The portfolio managers of the Equity Fund may serve other clients of Northern Trust in a similar capacity.

Frequent changes in the Equity Fund’s holdings may result from the policy of attempting to correlate the Equity Fund’s securities holdings with the composition of the KLD400 ex Fossil Fuels Index, and the frequency of such changes will increase as the rate and volume of purchases and redemptions of shares of the Equity Fund increases. The portfolio turnover rates for the Equity Fund for the fiscal years ended July 31, 2012, 2013 and 2014, were 14%, 17% and 32%, respectively.

The primary consideration in placing transactions with broker-dealers for the Equity Fund is to obtain executions at the most favorable and reasonable commission rates in relation to the benefits received. The Equity Trading Department of Northern Trust attempts to achieve these results by using sound business judgment and choosing brokers to execute transactions based on many factors, including: net cost or net realized from the trade; ability to act promptly in executing the trade and delivering the securities; ability to find the natural opposite side of a transaction; ability to buy or sell a block of the size involved in the transaction; superior knowledge and order-flow in specific capitalization categories; ability of the broker to commit proprietary capital to facilitate orders; ability to work large orders discreetly; experience or knowledge of the particular security and access to sources of supply or market thereof; utilization of alternative markets including “third” and “fourth” markets; best way to reach other institutional investors; financial responsibility and reputation; operational efficiency; value-added information flow; ability to minimize impact by providing anonymity (e.g., ECN).

The Investment Subadvisory Agreement with Northern Trust provides that Northern Trust may not use commissions paid to broker-dealers in connection with the purchase or sale of the Equity Fund’s securities to generate so-called “soft dollars.” “Soft dollar” arrangements are arrangements whereby commissions paid by a mutual fund are used to pay for products or services used by the mutual fund’s manager.

In certain instances there may be securities that are suitable for the Equity Fund as well as for one or more of Northern Trust’s or Green Century Capital’s other clients. Investment decisions for the Equity Fund and for Northern Trust’s or Green Century Capital’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Equity Fund is concerned. However, it is believed that the ability of the Equity Fund to participate in volume transactions will produce better executions for the Equity Fund.

For the fiscal years ended July 31, 2012, 2013 and 2014, the Equity Fund paid brokerage commissions of $4,359, $919 and $5,163, respectively.

No Portfolio transactions may be executed with the Adviser or the Subadviser, or with any affiliate of the Adviser or the Subadviser, acting either as principal or as broker, except as permitted by applicable law.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds have adopted policies and procedures which govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by each of the Funds. The Policies and Procedures for the Disclosure of the Green Century Funds’ Portfolio Holdings is provided below.

This policy governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. The Funds and their administrator, Green Century Capital, have a fiduciary duty to inform the Funds’ shareholders as well as prospective investors of the Funds’ securities holdings in a timely manner while also preventing anyone, including arbitrageurs, from misusing this data to the detriment of the Funds and their shareholders. The goal of this policy is that information on the Funds’ portfolio holdings be disclosed as widely as practicable and on a concurrent basis to shareholders and other interested persons and entities, or as required by law. Any information disseminated in any other manner on the Funds’ portfolio holdings will be posted to the Funds’ or another publicly available website concurrently. Thus, the Funds and Green Century Capital will not disclose the Funds’ portfolio holdings in a selective manner, will not allow the Funds’ service providers to disclose holdings in a selective manner and will not enter into any agreements to disclose holdings to any person or entity that are not widely available to the public. Neither the Funds, Green Century Capital, nor any other party will accept any compensation or other consideration for the receipt of portfolio holdings data.

The Funds make the following holdings information available no earlier than the dates listed in the following schedule:

•	Top five or ten holdings of each Fund as of calendar quarter end, with a minimum five day delay following calendar quarter end.

•	Full holdings of each Fund as well as a listing of each Fund’s investments by industry sector as of calendar quarter end, with a minimum five day delay following calendar quarter end.

•	Full holdings of each Fund as of fiscal quarter end, no earlier than the filing of the Form N-Q or commencement of distribution of the Annual or Semi-Annual Report.

•	At the discretion of an Officer of the Funds, full holdings, with a minimum five day delay following other month end periods, including instructing the Funds’ portfolio accountant services provider and custodian bank and the Funds’ subadministrator to electronically disseminate each of the Fund’s full holdings to various mutual fund rating and information services companies.

The Funds require the following procedures for the disclosure of the Funds’ portfolio holdings:

•	The Green Century Funds website (www.greencentury.com) lists each of the Funds’ top five or ten holdings as of the end of each calendar quarter end, with a minimum five day delay following calendar quarter end.

•	The Funds’ Annual Report for its fiscal year end July 31 and its Semi-Annual Report for its semi-annual period end January 31 are posted to the Funds’ website simultaneously with the commencement of distribution of the Annual or Semi-Annual Report. The Funds’ Annual Report and Semi-Annual Report list all of each of the Funds’ holdings as of the end of each Fund’s semi-annual fiscal periods.

•	Within three business days of receipt of a request, Green Century Capital mails to prospective investors and other inquirers a prospectus and other material which includes a listing of each Fund’s investments by industry sector as of the end of each calendar quarter, with a minimum five day delay following calendar quarter end.

•	Also within three business days of receipt of a request, Green Century Capital mails to prospective investors and other inquirers a current Annual Report or Semi-Annual Report which includes a list of all of each of the Funds’ holdings as of the end of each Fund’s semi-annual fiscal periods, no earlier than the commencement of distribution of the Annual or Semi-Annual Report.

•	The Funds file Form N-CSR within 10 days after the transmission to shareholders of the Annual or Semi-Annual Report included in the Form N-CSR and file Form N-Q within sixty days of the close of each of the Funds’ first and third fiscal quarter ends with the SEC. The Form N-CSR and Form N-Q filings include a complete list of each of the Funds’ portfolio holdings and are available to the public as of the date of the filing.

•	The Funds’ Annual Report and Semi-Annual Report are distributed to shareholders beginning within sixty days of the close of each semi-annual fiscal period. The Funds’ Annual Report and Semi-Annual Report include a complete list of each of the Funds’ portfolio holdings.

•	The Funds’ portfolio accountant services provider and custodian bank and the Funds’ subadministrator electronically disseminate each of the Funds’ full portfolio holdings to various mutual fund rating and information services companies as of each calendar quarter end with a minimum five day delay. The mutual fund rating and information services companies include but are not limited to Morningstar, Lipper and Bloomberg.

The Funds require anyone who has access to information on the Funds’ portfolio holdings in connection with the services they provide to the Funds to only disclose that information after the holdings have been made public as per the schedule described above. Those who have access to information on the Funds’ portfolio holdings in connection with the services they provide to the Funds include: the Funds’ Trustees and Officers; Green Century Capital officers, directors, employees, consultants and volunteers; and employees and others associated with service providers or prospective service providers to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP is the independent registered public accounting firm of the Balanced Fund and the Equity Fund.

ADDITIONAL INFORMATION

A shareholder’s right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the net asset value of, the Funds’ portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

With respect to the securities offered by the Funds’ Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C and may be accessed on the EDGAR Database on the SEC’s internet site at http://www.sec.gov.

Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The financial statements of the Funds as of July 31, 2014, filed as part of each Fund’s Annual Report with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder, are hereby incorporated by reference from such report. Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-93-GREEN or visiting the Funds’ website at www.greencentury.com.

THE GREEN CENTURY EQUITY FUND (THE “FUND”) IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS DIRECT OR INDIRECT INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI OR ITS LICENSORS. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY GREEN CENTURY CAPITAL MANAGEMENT. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES

MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of the Green Century Equity Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS1

Description of Moody’s Investors Service, Inc.’s Long-Term Obligation Ratings:

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa—Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note : Moody’s appends numerical modifiers “1”, “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s Short-Term Obligation Ratings:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note : Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Moody’s Investors Service, Inc.’s US Municipal Ratings:

US Municipal Short-Term Obligation Ratings:

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels–MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated “SG,” or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

US Municipal Demand Obligation Ratings:

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Standard & Poor’s Ratings Group’s Long-Term Issue Credit Ratings:

Long-term issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations: (1) likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C—A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (–): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Description of Standard & Poor’s Ratings Group’s Short-Term Issue Credit Ratings:

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity date of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1—A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2—A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3—A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B—A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1—A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2—A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3—A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C—A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D—A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Description of Standard & Poor’s Ratings Group’s Municipal Short-Term Note Ratings Definitions:

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s has indicated that its analysis will review the following considerations: (1) amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and (2) source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3—Speculative capacity to pay principal and interest.

Description of Standard & Poor’s Ratings Group’s Dual Ratings:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Description of Standard & Poor’s Ratings Group’s Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary: Preliminary ratings, with the ‘prelim’ qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating. (1) Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. (2) Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. (3) Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s). (4) Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations. (5) Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings. (6) A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Description of Fitch Ratings’ Corporate Finance Long-Term Obligation Ratings:

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30% and 50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA-Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA-Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB-Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB-Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B-Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC-Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC-Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C-Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

Description of Fitch Ratings’ Structured, Project & Public Finance Long-Term Obligation Ratings:

Ratings of structured finance, project finance and public finance obligations on the long-term scale, including the financial obligations of sovereigns, consider the obligations’ relative vulnerability to default. These ratings are typically assigned to an individual security or tranche in a transaction and not to an issuer.

AAA-Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA-Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A-High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB-Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB-Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B-Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC-Substantial credit risk. ‘CCC’ ratings indicate that default is a real possibility.

CC-Very high levels of credit risk. ‘CC’ ratings indicate that default of some kind appears probable.

C-Exceptionally high levels of credit risk. ‘C’ ratings indicate that default appears imminent or inevitable.

D-Default. ‘D’ ratings indicate a default. Default generally is defined as one of the following: (1) failure to make payment of principal and/or interest under the contractual terms of the rated obligation; (2) the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or (3) the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults-“Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. “Imminent” default alternatively refers to the case where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Write-downs-Where an instrument has experienced an involuntary and, in Fitch Ratings’ opinion, irreversible “write-down” of principal (i.e., other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where Fitch Ratings believes the “write-down” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “write-down” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “write-down” later be deemed irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

In the case of public finance, the ratings also do not address the loss given default of the rated liability, focusing instead on the vulnerability to default of the rated liability.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or categories below ‘B’.

Description of Fitch Ratings’ Corporate, Public and Structured Finance Short-Term Obligation Ratings:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1-Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2-Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3-Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B-Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C-High short-term default risk. Default is a real possibility.

RD-Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.

D-Default. Indicates a broad-based default event for an entity, or the default of all short-term obligations.

Notes to Fitch Ratings’ Long-Term and Short-Term Obligation Ratings:

Rating Watch: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first, if circumstances warrant such an action.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g., shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.

Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade (‘CCC’, ‘CC’ and ‘C’) the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

Rating Outlook: Rating Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one- to two-year period. Positive or Negative rating Outlooks do not imply that a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook, if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as Evolving.

Outlooks are currently applied on the long-term scale to issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and public finance outside the U.S.; to issue ratings in public finance in the U.S.; to certain issues in project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions. Outlooks are not applied to ratings assigned on the short-term scale and are applied selectively to ratings in the ‘CCC’, ‘CC’ and ‘C’ categories. Defaulted ratings typically do not carry an Outlook.

Expected Ratings: Where a rating is referred to as “expected”, alternatively referred to as “expects to rate” or suffixed as (EXP), this indicates that a full rating has been assigned based upon Fitch Ratings’ expectations regarding final documentation, typically based upon a review of the final draft documentation provided by the issuer. No other conditionality pertains to an expected rating. While expected ratings typically convert to final ratings within a short time, as determined by the issuer’s decisions regarding timing of transaction closure, in the period between assignment of an expected rating and a final rating, expected ratings may be raised, lowered or placed on Rating Watch, as with final ratings.

Program Ratings: Program ratings assigned to corporate and public finance note issuance programs (e.g., medium-term note programs) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program.

“Interest-Only” Ratings: Interest-only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

“Principal-Only” Ratings: Principal-only ratings address the likelihood that a security holder will receive its initial principal investment either before or by the scheduled maturity date.

“Rate of Return” Ratings: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

Paid-In-Full: This tranche has reached maturity, regardless of whether it was amortized or called early. As the issue no longer exists, it is therefore no longer rated. Indicated in rating databases with the symbol “PIF”.

NR: A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Withdrawn: The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol ‘WD’.

* * * * *

Notes:

[1]	The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings that would be given to these securities on the date of the Fund’s fiscal year end.

Bonds that are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated bonds. The Balanced Fund is dependent on the investment adviser’s or investment subadviser’s judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

APPENDIX B – GREEN CENTURY CAPITAL MANAGEMENT PROXY VOTING POLICIES AND PROCEDURES

Introduction

Green Century Capital Management, Inc. (Green Century), as the investment adviser, is responsible for voting the proxies for securities held by the Green Century Balanced Fund (the Balanced Fund), the Green Century Equity Fund (the Equity Fund), and for any other series of the Green Century Funds for which it serves as the adviser (the Funds and each a Fund). Green Century has performed this duty for the Balanced Fund since the inception of the Balanced Fund. Green Century has performed this duty for the Equity Fund since it became the Equity Fund’s adviser on November 28, 2006.

In considering each proxy vote, Green Century weighs first and foremost the best interests of the Funds and the best interests of the Funds’ shareholders. Green Century’s policy is to ensure that all of the Funds’ proxies are at all times voted in the best interest of the Funds and their shareholders. The Green Century Capital Management, Inc. Proxy Voting Policies and Procedures (the Policies and Procedures) that follow are designed to protect the best interests of the Funds and their shareholders. Green Century is guided by these policies in making proxy voting decisions.

These policies do not discuss every issue on which a Fund may be asked to vote, and there may be occasions when Green Century believes that a vote that does not adhere strictly to these policies is in the best interests of a Fund and a Fund’s shareholders. In these cases, Green Century will vote a Fund’s shares in accordance with its view of the best interests of a Fund’s shareholders.

Policies for the Green Century Balanced Fund and the Green Century Equity Fund:

Environmental Issues

Green Century believes that environmental issues are the most critical issues facing our nation and our world in the twenty-first century. Environmentally-destructive practices and policies are not just bad for the planet – they can also create significant risks and disadvantages for companies. Green Century will, on behalf of each Fund, vote proxies in favor of resolutions that encourage improved environmental performance and more sustainable business practices. In addition to voting a Fund’s proxies in support of environmental protection, Green Century conducts shareholder advocacy campaigns to promote corporate environmental responsibility.

Below are the primary environmental issues that are frequently raised in shareholder resolutions and a discussion of how Green Century will vote on these issues on behalf of each Fund.

Energy and Natural Resource Conservation

America’s prosperity has resulted largely from the extraordinary abundance of water, wood, oil, and other natural resources our country enjoys. But the enormous environmental cost of extracting and consuming these resources can be measured in increasing carbon emissions, rising temperatures, scarred landscapes, and overflowing garbage dumps. Our breakneck rate of consumption has earned us the moniker “the throwaway society;” it has also contributed to the climate crisis where dangerous heat waves, shrinking snow pack and increased drought now demand immediate action.

Green Century advocates for the sustainable use of our natural resources. We call for the development of clean, renewable energy. We support conservation and efficiency, reuse and recycling, and other policies to ensure quality of life not just for ourselves, but for generations to come. We support increased disclosure and transparency of a company’s environmental impacts and support policies that encourage the reduction of these impacts.

Green Century will encourage the conservation of our natural resources by voting each Fund’s proxies as described below. When given the opportunity to vote on other conservation-related issues, Green Century will vote to support resource conservation.

Climate Change: Green Century will vote each Fund’s proxies to support resolutions requesting that a company report on its contribution to global warming and disclose information on the environmental and financial risks of climate change, as well as resolutions requesting that a company take action to reduce its impact on the global climate and mitigate associated risks.

Renewable Energy and Energy Efficiency: Green Century will vote each Fund’s proxies to support resolutions encouraging a company to increase its investments in renewable energy and energy efficiency.

Product Responsibility and Safety: Shareholders have asked companies to take responsibility for the impact of their products throughout their lifecycle, including addressing the environmental impact, ensuring product safety, reducing the toxic substances used to make products, and assisting in and promoting the recycling of products. Green Century will vote each Fund’s proxies to support resolutions in these areas.

Use of Recycled Materials: Green Century will vote each Fund’s proxies to support resolutions that request a greater use of recycled content in a company’s products, and the greater use of recycled paper overall.

Public Health

Clean air, clean water and safe food are the most basic necessities of a healthy life. Yet, from “The Jungle” of Upton Sinclair to the 2010 oil well blowout in the Gulf of Mexico, corporations and the government have a long track record of gambling with the public’s health.

Green Century supports action to protect the public from threats to the purity of our air, water and food, including the elimination of dangerous chemicals and practices and the cleanup of areas that have been contaminated with dangerous pollutants. Green Century also pressures industry to find safer ways of doing business in order to prevent future pollution.

Green Century will promote public and environmental health protections by voting each Fund’s proxies as described below. When given the opportunity to vote on other public or environmental health issues, Green Century will vote to support those protections.

Chemical Safety: Shareholders have asked companies to take a variety of actions relating to toxic and potentially toxic chemicals. These actions include phasing out or eliminating, where appropriate, use of the chemicals, reporting on the availability of alternatives, or reporting on the business risk from liability or changed regulations. Green Century will support these and similar resolutions.

Toxic Waste Sites: Green Century will vote each Fund’s proxies to support resolutions that encourage a company to report on areas that it has contaminated with toxic waste, including Superfund sites and brownfields, and to take responsibility for cleaning up those sites.

Environmental Hazards to Communities: Green Century will support resolutions asking companies to disclose the use of substances that pose an environmental health or safety risk to communities in which they operate.

PVC Plastics: Polyvinyl chloride (PVC) plastics have been linked to cancer and other debilitating illnesses. Green Century will vote each Fund’s proxies to support resolutions that seek the elimination of the use of PVC.

Mercury: Green Century will vote each Fund’s proxies to support resolutions that seek the elimination of the use of mercury in consumer and medical products.

Genetically Engineered (GE) Foods: Green Century will vote each Fund’s proxies to support resolutions requesting that a company report on and reduce its use of GE ingredients, as well as resolutions asking for the labeling of such foods.

Animal Welfare: Green Century will support resolutions asking restaurants and other corporations to adopt animal welfare standards for their operations worldwide, and to report these standards to shareholders.

Preservation Issues

The natural environment is the ecological bedrock on which all life depends. Yet from the extinction of species to the vanishing wilderness, the pursuit of short-term gain has come at a terrible cost to our natural heritage. Green Century supports the preservation of our environment – for its own sake, for its ecological value, and for the inspiration and wonder it provides for the world’s people. Green Century supports the protection of natural ecosystems, large and small, around the world, as well as the endangered and threatened species that need them to survive.

Green Century will help to preserve our environment by voting each Fund’s proxies as described below. When given the opportunity to vote on other preservation issues, Green Century will vote to support the preservation of our wilderness and public lands.

Sensitive ecosystems and other wilderness areas: Green Century will vote each Fund’s proxies to support resolutions asking a company to reduce its negative environmental impacts and/or not to conduct destructive operations, such as oil drilling or mining, in these areas.

Responsible Forestry: Green Century will vote each Fund’s proxies to support resolutions that promote sustainable forest management practices.

Sprawl and Open Space: Green Century will vote each Fund’s proxies to support resolutions that demand that a company not unnecessarily destroy or develop open spaces and wilderness areas.

Water Use: Green Century will support resolutions requesting companies to report on the business risks associated with their use of water, and steps taken to mitigate the impact on water supplies of communities near company operations.

Tobacco Issues

The tobacco industry has created an environmental and public health disaster. Millions of people die each year from tobacco-related illnesses. Green Century believes that the industry must take responsibility for the production, marketing, and distribution of its products so that consumers, especially children and non-smokers, are not harmed.

Green Century will help to bring about this change by voting each Fund’s proxies as described below. When given the opportunity to vote on other issues in this area, Green Century will vote to support responsible tobacco industry policies.

Green Century will, on behalf of each Fund, support resolutions which aim to limit or eliminate tobacco sales, use and advertising.

Sales to Minors: Green Century will vote each Fund’s proxies to support resolutions that call on retailers to stop selling cigarettes and resolutions that ask retailers to ensure that they are not selling tobacco products to minors.

Smoke-Free Policies: Green Century will vote each Fund’s proxies to support resolutions that encourage restaurants and other businesses to adopt smoke-free policies.

Tobacco Advertising: Green Century will vote each Fund’s proxies to support resolutions that request that media companies report on the effects of tobacco advertising and that encourage restrictions on such advertising.

Corporate Governance Issues

When corporations are not controlled by a strong system of democratic corporate governance, they are then able to ignore the best interests of their shareholders. This betrayal of shareholders’ best interests harms not only the shareholders but also other stakeholders such as the company’s employees, the general public, and the environment.

Green Century believes that a strong system of democratic corporate governance is necessary to protect investors and other stakeholders from corporate mismanagement and malfeasance.

Green Century will help to bring about needed reforms by voting each Fund’s proxies as described below. When given the opportunity to vote on other issues in this area, Green Century will vote to support corporate responsibility and shareholder democracy.

General

Management Compensation and Environmental and Social Performance: Green Century will vote each Fund’s proxies to support resolutions that request reports on the link between executive compensation and a company’s record on environmental and social issues.

Director and Executive Compensation: Green Century will vote each Fund’s proxies to support resolutions that request a report on director and executive compensation, as well as resolutions that would require policies to restrict compensation to reasonable levels. Green Century will also vote in favor of “say on pay” resolutions for compensation packages that are sustainable and equitable.

Auditor Independence: Green Century believes that auditors who provide non-audit-related services, other than tax services, to a company could have a conflict of interest. Therefore, Green Century will vote each Fund’s proxies to support the appointment of a company’s auditor only if the auditor did not receive any non-audit-related fees, excluding tax services fees, from the company in the previous year. Also, Green Century will vote each Fund’s proxies to support resolutions that encourage companies to have only audit-related services and tax services provided by the company’s auditor.

In-Person Annual Meetings: Some companies are replacing in-person annual meetings with meetings held via the Internet. Green Century believes that this practice limits shareholder democracy; thus, Green Century will vote each Fund’s proxies to support resolutions asking companies to commit to continuing to hold in-person annual meetings.

Political Contributions: Green Century will vote each Fund’s proxies to support resolutions encouraging a company to cease contributing to political parties or partisan activities. Green Century will also vote each Fund’s proxies to support resolutions encouraging boards of directors to establish corporate political contributions guidelines and reporting provisions, and to produce reports detailing the use of corporate resources for political purposes. Green Century will also support proposals advancing principles of corporate nonpartisanship.

Supermajority Voting: Green Century will oppose proposals that require supermajority voting, or require a level of voting approval in excess of a simple majority. Green Century will support proposals that decrease a mandatory level of support for proposals unless the decrease is to a level below that of a simple majority.

Mergers and Acquisitions: Green Century will oppose the merger of a company into a company held by a Fund if the company to be merged would not meet a Fund’s criteria for environmental or social responsibility. Green Century will also oppose the acquisition of a company if that company would not meet a Fund’s criteria for environmental or social responsibility.

Boards of Directors

Green Century will, on behalf of each Fund, support resolutions designed to enhance the independence and diversity of boards of directors and, where possible, to encourage concern for corporate environmental responsibility among the members of a board of directors.

Candidates for Director: Green Century will vote each Fund’s proxies to support the slate of directors if at least one of the candidates, to the best of Green Century’s knowledge, has a demonstrated commitment to the environment. Green Century will oppose the election of a Chairperson of the board if that person is also the Chief Executive Officer of the company.

Staggered or Classified Boards: Some companies stagger the terms of their directors; thus, all directors are not up for election each year. Green Century believes this practice limits opportunities for shareholder democracy; thus Green Century will vote each Fund’s proxies to support resolutions that would eliminate staggered boards.

Cumulative Voting: This practice allows shareholders to cast all of their director votes for one candidate. Green Century believes cumulative voting aids in the election of independent directors to a company’s board. Thus, Green Century will vote each Fund’s proxies to support resolutions to allow cumulative voting.

Majority Voting: Most U.S. corporations elect their directors based on a plurality vote standard. Under this standard, a director could be elected, even if 99.9% of shareholders withheld their vote. Green Century will support resolutions asking that boards of directors amend the Company’s governance documents (certificate of incorporation or bylaws) to require that directors be elected by a majority of votes cast at the annual meeting.

Independent Boards: Green Century will vote each Fund’s proxies to support resolutions that require a majority or more of a company’s directors be independent of the company.

Independence of Committees: Green Century will vote each Fund’s proxies to support resolutions that require that audit, compensation, and nominating committees of directors be filled exclusively with independent directors.

Diversity of Board: Green Century will vote each Fund’s proxies to support resolutions encouraging companies to adopt policies to promote a diverse slate of board of directors’ candidates.

Corporate Structure

Employee Stock Ownership Plans (ESOP’s): Green Century will vote each Fund’s proxies to support resolutions to create and maintain these plans as a means of fostering employee ownership.

Stock Option Plans: Green Century will vote each Fund’s proxies to support stock option plans only if at least 90% of the company’s employees are eligible to receive the options granted under the plan.

Stock Issuance: Green Century will vote each Fund’s proxies to support the issuance of stock of a company unless Green Century has reason to believe that the issuance of stock is not in the best interest of the company’s shareholders.

Reporting and Disclosure of Information Issues

Public disclosure of information is fundamental to democracy and the country’s financial system. Investors who are armed with accurate and complete information about a company can hold that company accountable for its performance. Unfortunately, all too often companies do not disclose significant risks that their business faces, especially when these risks concern environmental and social issues.

Green Century believes that investors and the general public are entitled to information relating to a company’s performance in all areas, including environmental and social impacts of a company’s operations. Green Century supports further regulatory action to require that public companies disclose risks relating to environmental and social issues.

Green Century will support greater disclosure by voting each Fund’s proxies as described below. When given the opportunity to vote on other issues in this area, Green Century will choose to vote to support the disclosure of information unless Green Century believes that such disclosure may not be in the best interest of the company’s shareholders.

Environmental Reports: Green Century will vote each Fund’s proxies to support resolutions requesting that a company disclose information on the company’s practices, programs or risks related to the environment.

Sustainability Reports: Green Century will support proposals asking companies to produce a sustainability/corporate social responsibility report.

Standards of Conduct: Green Century will vote each Fund’s proxies to support resolutions that request that a company report on and develop policies to regulate its conduct overseas, especially regarding its environmental impact.

Standards for Vendors: Green Century will vote each Fund’s proxies to support resolutions that request that a company report on and develop policies to regulate the conduct of its vendors, suppliers, and contractors overseas, especially regarding its environmental impact.

Natural Resource Extraction in Developing Countries: Green Century will vote each Fund’s proxies to support resolutions that request a report on the impact of natural resource development on the environment and on indigenous populations.

CERES Principles: Green Century will vote each Fund’s proxies to support resolutions asking a company to adopt the CERES Principles.

Fair Lending Practices: Green Century will vote each Fund’s proxies to support resolutions requesting that a company report on the potential results of adopting fair lending practices, including prohibitions on redlining and on predatory or discriminatory lending.

Excessive Drug Prices: Green Century will vote each Fund’s proxies to support resolutions requesting that a company report on policies that would ensure that consumers are charged a reasonable price for prescriptions medications.

Equal Employment and Affirmative Action Reports: Green Century will vote each Fund’s proxies to support resolutions that request a report on issues relating to equal employment opportunity and affirmative action programs.

Discrimination based on Sexual Orientation: Green Century will vote each Fund’s proxies to support resolutions that request that a company report on its reasons for not adopting policies to prohibit discrimination based on sexual orientation.

Pay Equity: Green Century will vote each Fund’s proxies to support resolutions requesting that a company disclose pay comparisons between its women and minority employees and other employees.

Political contributions: Green Century will support proposals that call on the company to disclose, or improve disclosure of its lobbying and political contributions, including payments to trade associations and other tax exempt organizations.

Other and Miscellaneous Issues

Green Century will vote each Fund’s proxies on a case-by-case basis on any other issues that may arise for which a policy has not been specified.

Conflict of Interest Policies and Procedures

Where voting on a particular issue on behalf of a Fund may represent a material conflict between the interests of the Fund and the interests of Green Century, Green Century will provide full disclosure, prior to voting the proxy in question, to a committee of the Board which shall be comprised solely of independent Trustees. The disclosure will include an explanation of the issue, the potential conflict involved, and Green Century’s proposed resolution of that conflict. The committee of the Board has the authority to approve or change Green Century’s proposed vote on the proxy issue in question. In following these procedures, Green Century’s goal is to vote at all times in accordance with the best interests of each Fund and its shareholders.

Proxy Voting Procedures

Green Century has established procedures to ensure that its proxy votes on behalf of each Fund are based on the best available knowledge and careful consideration of the best interests of the Funds. Before voting a proxy, Green Century staff conduct a review of the proxy materials, weighing the views of management and any opposing views that are presented. The Green Century staff then recommend a voting position on each issue in the proxy; in making recommendations, the Green Century staff are guided by the Policies and Procedures and strive to make each vote in accordance with them, unless such a vote would not be in the best interests of a Fund. A Green Century corporate officer reviews all recommendations, makes final determinations on each Fund’s votes, and signs all voted proxy documents.

Disclosure of Proxy Voting Policies and Procedures

As representatives of the Funds, each member of the Board of Trustees is entitled to request a copy, without charge, of the Policies and Procedures from Green Century at any time. Members of the Board of Trustees may do so by sending a written request to 114 State Street, Suite 200, Boston, MA 02109; an email request to info@greencentury.com; or a telephone request by calling 1-800-93-GREEN.

The Funds’ shareholders and others may obtain a description of Green Century’s Policies and Procedures without charge through any of the above-listed methods, as well as access this information at the Green Century Funds’ website, www.greencentury.com. Green Century will mail a description of the Policies and Procedures via first class mail no later than three business days following receipt of the request. Beginning with a Fund’s Annual Report for the period ended July 31, 2003, all of each Fund’s Semi-Annual and Annual Reports have and will include disclosure notifying shareholders that they may obtain Green Century Policies and Procedures through these methods. Also, the Policies and Procedures have and will be attached to each Fund’s Statement of Additional Information effective November, 2003 and thereafter.

Disclosure of Proxy Votes

As representatives of the Funds, each member of the Board of Trustees is entitled to at any time request a copy, without charge, of a record of how Green Century voted proxies on behalf of a Fund. Members of the Board of Trustees may do so by sending a written request to 114 State Street, Suite 200, Boston, MA 02109; an email request to info@greencentury.com; or a telephone request by calling 1-800-93-GREEN.

The Funds’ shareholders and others may obtain a copy of a Fund’s proxy voting record without charge through any of the above-listed methods, as well as access this information at the Green Century Funds’ website, www.greencentury.com. Green Century will mail a copy of the proxy voting record via first class mail no later than three business days following receipt of the request. Green Century intends to post the information included in Form N-PX to the Green Century Funds’ website on the same day that it files Form N-PX with the SEC. Beginning with a Fund’s Annual Report for the period ended July 31, 2004, all Semi-Annual and Annual Reports of each Fund have and will include disclosure notifying shareholders that they may obtain a Fund’s proxy voting record for the previous year through these methods. Also, each Fund’s Statement of Additional Information effective from and after November, 2004 has and will include this disclosure.

By each August 31st, Green Century has and will file Form N-PX on each Fund’s behalf, disclosing information relating to any securities for which a Fund was entitled to vote during the one-year period ended the previous June 30. A Fund’s Form N-PX has and will include information on the Fund’s votes during the period covered, including the company’s name, its ticker symbol, its CUSIP number, the meeting date, the issue voted on, whether the issue was proposed by management or a shareholder, whether the Fund voted, how the Fund voted, and whether the Fund voted with or against management.

Recordkeeping Procedures

Green Century will keep and maintain the following records regarding its proxy voting on behalf of each Fund: Green Century’s Policies and Procedures; records of votes Green Century cast on behalf of a Fund; records of requests from members of the Board of Trustees (and shareholders of the Funds) for the Policies and Procedures and/or proxy voting information and, in the case of requests for the proxy voting record, records of Green Century’s response; and any documents created by Green Century that were material to making a proxy voting decision, or that document the basis for the decision. These records are kept in Green Century’s office. Green Century keeps these records in its office for at least two years after the end of the fiscal year in which the record was last revised or updated. Green Century has no current plans to move any of these records from its offices.

For more Information, contact Green Century at 1-800-93-GREEN, or email info@greencentury.com.

PART C

OTHER INFORMATION

Item 28	Exhibits:

a-1	Amended and Restated Declaration of Trust as of March 15, 2006. (Incorporated by reference to Exhibit a-5 of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A)

a-2	Amendment dated January 18, 2008 to the Amended and Restated Declaration of Trust as of March 15, 2006 (Incorporated by reference to Exhibit a-2 of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A)

b-1	Amended and Restated By-Laws of the Trust as of September 28, 2007 (Incorporated by reference to Exhibit b-1 of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A)

c.	None.

d-1	Investment Advisory Agreement between Registrant and Green Century Capital Management, Inc. (Incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A)

d-2	Investment Subadvisory Agreement with respect to the Green Century Balanced Fund between Green Century Capital Management and Trillium Asset Management Corporation. (Incorporated by reference to Exhibit d-3 of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A)

d-3	First Amendment to Investment Advisory Agreement between the Registrant and Green Century Capital Management, Inc. (Incorporated by reference to Exhibit d-4 of Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A)

d-4	Investment Advisory Agreement with respect to the Green Century Equity Fund between Green Century Capital Management, Inc. and Green Century Funds. (Incorporated by reference to Exhibit d-5 of Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A)

d-5	Subadvisory Agreement with Northern Trust Investments, N.A. (Incorporated by reference to Exhibit d-5 of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A)

e-1	Amended and Restated Distribution Agreement between the Registrant and UMB Distribution Services, LLC (the “Distribution Agreement”) (Incorporated by reference to Exhibit e-6 of Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A)

e-2	Form of Dealer Agreement. (Incorporated by reference to Exhibit e-5 of Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A)

f.	None.

g-1	Custodian Agreement between Registrant, Green Century Capital Management, Inc. and Investors Bank & Trust Company (now known as State Street Bank and Trust Company). (Incorporated by reference to Exhibit g-4 of Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A)

g-2	Supplemental Agreement for Custody Relationships (Incorporated by reference to Exhibit g-2 of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A)

g-3	Amended Fee Schedule to the Custodian Agreement (Incorporated by reference to Exhibit g-3 of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A)

g-4	Amendment Agreement to the Custodian Agreement (Incorporated by reference to Exhibit g-4 of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A)

h-1	Transfer Agent Agreement between Registrant and Unified Fund Services, Inc. (now known as Huntington Asset Services, Inc.) (Incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A)

h-2	Amended and Restated Administrative Services Agreement between Registrant and Green Century Capital Management, Inc. (Incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A)

h-3	First Amendment to Administrative Services Agreement dated October 8, 2001. (Incorporated by reference to Exhibit h-5 of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A)

h-4	Sub-Administrative Services Agreement between Green Century Capital Management, Inc. and UMB Fund Services, Inc. (Incorporated by reference to Exhibit h-6 of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A)

h-5	Amendment to Transfer Agent Agreement between Registrant and Unified Fund Services, Inc. dated October 1, 2003. (Incorporated by reference to Exhibit h-7 of Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A)

h-6	Second Amendment to Administrative Services Agreement dated August 3, 2006. (Incorporated by Reference to Exhibit h-8 of Post-Effective Amendment No.23 to Registrant’s Registration Statement on Form N-1A)

h-7	Third Amendment to Administrative Services Agreement dated August 24, 2006. (Incorporated by Reference to Exhibit h-9 of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A)

h-8	Fourth Amendment to Administrative Services Agreement dated November 28, 2011. (Incorporated by reference to Exhibit h-8 of Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A)

i.	Opinion of Bingham Dana LLP counsel for Registrant (Incorporated by reference to Exhibit i of Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A)

j.	Consent of Independent Registered Public Accounting Firm.

k.	None.

l.	Investment representation letters of initial shareholder. (Incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A)

m.	Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). (Incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A)

n.	None.

p-1	Amended and Restated Code of Ethics for Green Century Funds. (Incorporated by reference to Exhibit p-10 of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A)

p-2	Amended Code of Ethics for Green Century Capital Management, Inc. (Incorporated by reference to Exhibit p-12 of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A)

p-3	Code of Ethics for Trillium Asset Management, LLC (Incorporated by reference to Exhibit p-3 of Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A)

p-5	Amended and Restated Code of Ethics of UMB Distribution Services, LLC (Incorporated by reference to Exhibit p-6 of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A)

p-6	Code of Ethics for Northern Trust Investments, Inc. (Incorporated by reference to Exhibit p-6 of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A)

q-1	Powers of Attorney with respect to The Green Century Funds (John Comerford, Jonathan Darnell, Laurie Moskowitz, Bancroft R. Poor, James H. Starr, Wendy Wendlandt, Douglas Phelps, Mary Raftery)

Item 29. Persons Controlled by or Under Common Control with the Trust.

Registrant neither controls any person nor is under common control with any other person.

Item 30. Indemnification.

Reference is made to Article V of the Trust’s Amended and Restated Declaration of Trust, filed as Exhibit a-1 to this Registration Statement.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the Trust’s Declaration of Trust, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Pursuant to the Distribution Agreement, the Trust shall indemnify, defend and hold the Distributor, and each of its present or former directors, members, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (“Distributor Affiliates”), free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any counsel fees incurred in connection therewith) which Distributor or Distributor Affiliates may incur, arising out of or based upon any breach by the Trust of any representation, warranty or covenant in the Distribution Agreement, or any untrue statement, or alleged untrue statement, of a material fact contained in the registration statement or any prospectus, as from time to time amended or supplemented, or an annual or interim report to shareholders, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Trust’s obligation to indemnify Distributor and/or Distributor Affiliates shall not be deemed to cover any losses, claims, demands, liabilities, damages or expenses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the registration statement, prospectus, or annual or interim report in reliance upon and in conformity with information relating to the Distributor and furnished to the Trust or its counsel by Distributor for the purpose of, and used in, the preparation thereof; and provided further that the Trust’s agreement to indemnify Distributor and/or Distributor Affiliates shall not be deemed to cover any liability to the Trust or its shareholders to which Distributor would otherwise be subject by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties, under the Distribution Agreement. The Trust’s agreement to indemnify the Distributor and/or Distributor Affiliates, as the case may be, with respect to any action, is expressly conditioned upon the Trust being notified of such action brought against Distributor, or the Distributor Affiliates, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor, or such person, such notification to be given by letter or by telegram addressed to the Trust’s President, but the failure so to notify the Trust of any such action shall not relieve the Trust from any liability which the Trust may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the this indemnity agreement.

Item 31. Business and Other Connections of Investment Adviser and Investment Subadviser.

Reference is made to the Form ADV (File No. 801-39630) of Green Century Capital Management, Inc. last filed with the SEC on September 25, 2014, the Form ADV (File No. 801-17958) of Trillium Asset Management LLC last filed with the SEC on October 14, 2014 and the Form ADV (File No. 801-33358) of Northern Trust Investments, Incorporated last filed with the SEC on July 7, 2014. The information required by Item 31 hereof is included in Schedule D of the respective Form ADV and such information is incorporated herein by reference.

Item 32. Principal Underwriters.

(a) UMB Distribution Services, LLC currently serves as distributor of the shares of: Aspiriant Global Equity Trust, Stewart Capital Mutual Funds, The Marsico Investment Fund, Scout Funds, Cheswold Lane Funds, The Westport Funds, Index Funds, Commonwealth International Series Trust, Vericimetry Funds, FPA Funds Trust, FPA Capital Fund, Inc., FPA New Income Fund, Inc., FPA Paramount Fund, Inc. and FPA Perennial Fund, Inc.

(b) To the best of Registrant’s knowledge, the officers of UMB Distribution Services, LLC, distributor for Registrant, are as follows:

Name and Principal Business Address	Positions and Offices with UMB Distribution Services, LLC.	Positions and Offices with Registrant

Maureen A. Quill 235 West Galena Street Milwaukee, WI 53212	President	None

Karen Fay Luedtke 235 West Galena Street Milwaukee, WI 53212	Chief Compliance Officer	None

Constance Dye Shannon 235 West Galena Street Milwaukee, WI 53212	Secretary	None

Christine L. Mortensen 235 West Galena Street Milwaukee, WI 53212	Treasurer	None

Item 33. Location of Accounts and Records.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant’s business office, except (1) records held and maintained by Access, 1 Cornell Place, Wilmington, MA 01887, relating to its function as third party records storage provider; (2) records held and maintained by State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA, 02111, relating to its function as custodian; (3) records held and maintained by UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin, 53212, relating to its function as sub-administrator; (4) records held and maintained by UMB Distribution Services, LLC, 235 West Galena Street, Milwaukee, Wisconsin 53212, relating to its role as distributor; and (5) records held and maintained by Huntington Asset Services, Inc., 2960 North Meridian, Indianapolis, Indiana 46208, relating to its function as transfer agent.

Item 34. Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35. Undertakings.

(a)	The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by 10% of the outstanding shares of the Registrant, regardless of the net asset value or value of shares held by such requesting shareholders.

(b)	If the information called for by Item 5(a) of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485 (b) and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the of City of Boston and the Commonwealth of Massachusetts on the 28th day of November, 2014.

GREEN CENTURY FUNDS

By:	/s/ Kristina A. Curtis
Kristina A. Curtis
President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on November 28, 2014.

Signature	Title

/s/ James H. Starr*	Independent Chairperson and Trustee
James H. Starr

/s/ Kristina A. Curtis	President and Chief Executive Officer
Kristina A. Curtis

/s/ John Comerford*	Trustee
John Comerford

/s/ Jonathan Darnell*	Trustee
Jonathan Darnell

Signature	Title

/s/ Laurie Moskowitz*	Trustee
Laurie Moskowitz

/s/ Bancroft R. Poor* Bancroft R. Poor	Trustee

/s/ Mary Raftery* Mary Raftery	Trustee

/s/ Wendy Wendlandt* Wendy Wendlandt	Trustee

/s/ Douglas H. Phelps* Douglas H. Phelps	Trustee

*By: /s/ Kristina A. Curtis Kristina A. Curtis Attorney-in-fact

* Pursuant to Power of Attorney filed herewith.